As filed with the Securities and Exchange Commission on October 8, 2010

1933 Act File No. 333-168091

1940 Act File No. 811-22438

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

☒ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒ Pre-Effective Amendment No. 1

☐ Post-Effective Amendment No.

and

☒ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☐ Amendment No.

ING EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

(Exact Name of Registrant as Specified in Declaration of Trust)

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

(480) 477-3000

(Registrant’s Telephone Number, including Area Code)

Huey P. Falgout, Jr.

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Name and Address of Agent for Service)

Copies of Communications to:

Jeffrey S. Puretz, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006-2401	Joseph A. Hall, Esq. Davis Polk & Wardwell LLP 450 Lexington Ave. New York, NY 10017 (212) 450-4565

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☐

It is proposed that this filing will become effective when declared effective pursuant to section 8(c).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

PROPOSED
		PROPOSED	MAXIMUM
	NUMBER	MAXIMUM	AGGREGATE
TITLE OF SECURITIES BEING	BEING	OFFERING PRICE	OFFERING	AMOUNT OF REGISTRATION
REGISTERED	REGISTERED	PER UNIT	PRICE(1)	FEE (2)
Common Shares $0.01 par value	50,000 Shares	$20.00	$1,000,000	$71.30

(1)          Estimated solely for the purpose of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933.

(2)          Previously paid on July 12, 2010.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

The information in this preliminary prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This preliminary prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where such offer or sale is not permitted.

SUBJECT TO COMPLETION
PRELIMINARY PROSPECTUS DATED , 2010

PROSPECTUS

Shares

ING Emerging Markets High Dividend Equity Fund

Common Shares
$20.00 per Share

Investment Objective. ING Emerging Markets High Dividend Equity Fund (the "Fund") is a newly organized, diversified, closed-end management investment company. The Fund's investment objective is total return through a combination of current income, capital gains and capital appreciation. The Fund will seek to achieve its objective by investing in a portfolio of equity securities, primarily of issuers in emerging market countries. The sub-adviser will seek to construct a portfolio with a weighted average gross dividend yield that exceeds the dividend yield of the MSCI® Emerging Markets Index. The Fund will also normally seek to secure gains and enhance the stability of returns over a market cycle by writing (selling) call options on selected exchange-traded funds ("ETFs") and/or international, regional or country indices of equity securities, and/or on equity securities. (continued on following page)

This prospectus sets forth concisely the information that you should know before investing in the shares of the Fund. This prospectus should be retained for future reference.

No Prior Trading History.  Because the Fund is newly organized, its common shares have no history of public trading. Shares of closed-end investment companies frequently trade at a discount from their net asset value ("NAV"), which may increase investors' risk of loss. The returns earned by holders of the Fund's common shares who purchase their shares in this offering and sell their shares below net asset value will be reduced. This risk may be greater for investors who expect to sell their shares in a relatively short period after completion of the initial public offering.

Investing in common shares of the Fund involves substantial risks arising from the Fund's investments in equity securities of companies operating in emerging market countries, as well as derivative investments thereon. An investor in the Fund should be willing to accept volatility in the price of Fund shares and the possibility of significant losses. Before buying Fund shares investors should read the discussion of the material risks that are described in the "Risks" section beginning on page of this prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Fund intends to apply for listing on the New York Stock Exchange ("NYSE") under the symbol " ," subject to notice of issuance.

	Per Share	Total	Total Assuming Full Exercise of the Over- Allotment Option(3)
Public offering price	$	$	$
Sales load(l)	$	$	$
Proceeds, after expenses, to the Fund(2)	$	$	$

(1)  The Adviser has agreed to pay from its own assets, an upfront marketing and structuring fee to                              and an upfront structuring fee to                        . These fees are not reflected under sales load in the table above. The Advisor has also agreed to pay commissions to employees of its affiliates who participate in the marketing of the Fund's Common Shares. See "Underwriters—Additional Compensation to be Paid by the Adviser."

(2)  Total offering expenses to be paid by the Fund (other than the sales load) are estimated to be approximately [•] (or $[•] if the Underwriters exercise their over-allotment option in full) which represents [•] per share, and which amount may include a reimbursement of the Advisor's expenses in connection with this offering. After payment of such expenses, proceeds to the Fund will be [•] per share. The Adviser has agreed to pay all of the Fund's organizational expenses and the Fund's offering expenses (other than the sales load) to the extent offering expenses are in excess of [•] per share. See "Summary of Fund Expenses."

(3)  The Fund has granted the underwriters an option to purchase up to [•] additional Common Shares at the public offering price, less the sales load, within 45 days of the date of this prospectus solely to cover overallotments, if any.

The underwriters are offering the common shares subject to various conditions and expect to deliver the common shares to purchasers on or about ________, 2010

[INSERT NAMES OF UNDERWRITERS]

  The date of this prospectus is ________, 2010.

(continued from previous page)

ING Investments, LLC ("ING Investments" or the "Adviser"), the Fund's investment adviser, will be responsible for monitoring the Fund's overall investment strategy and overseeing the Fund's sub-adviser. ING Investments has engaged ING Investment Management Advisors B.V. ("IIM B.V." or the "Sub-Adviser") to serve as the sub-adviser for the Fund. The Fund's sub-adviser will be responsible for investing the Fund's assets in accordance with the Fund's investment objective and strategies.

Under normal market conditions, the Fund will seek to achieve its investment objective by investing at least 80% of its managed assets, as defined on page [X] of this prospectus, in dividend producing equity securities of, or derivatives having economic characteristics similar to the equity securities of, issuers in emerging markets. The Fund will also normally seek to secure gains and enhance the stability of returns over a market cycle by writing (selling) options on selected exchange-traded funds ("ETFs") and/or international, regional or country indices of equity securities, and/or on equity securities.

The Fund normally expects that its assets will be invested across a broad range of emerging market countries, industries and market sectors. Equity securities held by the Fund may include common stocks, preferred shares, convertible securities, warrants, depositary receipts and ETFs. Derivative investments may include swaps, futures and options on equity securities and/or international, regional or country indices.

The Sub-Adviser will seek to construct a portfolio with a weighted average gross dividend yield that exceeds the dividend yield of the MSCI® Emerging Markets Index. The MSCI® Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets and is composed of approximately 750 companies.

The Fund uses a high dividend yield strategy that is not constrained by particular country weightings or market capitalization. The Fund may invest in equity securities of a broad range of capitalizations, including "small-capitalization" securities.

There can be no assurance that the Fund will achieve its investment objective. For more information on the Fund's investment strategies, see "The Fund's Investments" and "Risks."

This prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. You should read it carefully before you invest, and keep it for future reference. The Fund has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information dated [                 ], as may be amended ("SAI"), containing additional information about the Fund. The SAI is incorporated by reference in its entirety into this prospectus. The table of contents for the SAI appears on page [     ] of this prospectus. The Fund also will produce both annual and semi-annual reports that will contain important information about the Fund. You may obtain a free copy of the SAI, the annual reports and the semi-annual reports, when available, and other information regarding the Fund, by contacting the Fund at (800) 992-0180 or by writing to the Fund at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. The SAI is, and the annual reports and the semi-annual reports will be, available free of charge on the Fund's website (www.ingfunds.com). You can also copy and review information about the Fund, including the SAI, the annual and semi-annual reports, when available, and other information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information relating to the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-551-8090. Such materials are also available in the EDGAR Database on the SEC's website at http://www.sec.gov. You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission's Public Reference Section, Office of Consumer Affairs and Information, U.S. Securities and Exchange Commission, Washington, D.C. 20549.

The Fund's common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund has not, and the underwriters have not, authorized anyone to provide you with different information from that contained in this prospectus. If anyone provides you with different or inconsistent information you should not assume that the Fund or the underwriters have authorized or verified it. The Fund is not, and the underwriters are not, making an offer of these securities in any state where the offer is not permitted. You should not assume that the information contained in this prospectus is accurate as of any date other than the date on the front of this prospectus. The Fund will notify Common Shareholders promptly of any material change to this prospectus during the period the Fund is required to deliver the prospectus. The Fund's business, financial condition and prospects may have changed since that date.

Until [                         ], 2010 (25 days after the date of this prospectus), all dealers that buy, sell or trade the common shares, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

[THIS PAGE INTENTIONALLY LEFT BLANK]

PROSPECTUS SUMMARY

This summary highlights information contained elsewhere in this prospectus. This summary does not contain all of the information that you should consider before investing in the Fund's common shares. You should review the more detailed information contained elsewhere in this prospectus and in the SAI to understand the offering fully.

The Fund    The Fund is a newly organized, diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). It is organized as a Delaware statutory trust.

The Offering    The Fund is offering (the "Offering") [           ] common shares of beneficial interest ("Common Shares") at an initial offering price of $20.00 per share. The Common Shares are being offered by a group of underwriters (each an "Underwriter" and collectively, the "Underwriters") led by [           ]. You must purchase at least 100 Common Shares in order to participate in this Offering. The Fund has given the Underwriters an option to purchase up to [ ] additional shares, at the public offering price less the sales load, within 45 days from the date of this prospectus to cover orders in excess of [           ] Common Shares. ING Investments has agreed to pay all organizational expenses of the Fund. ING Investments has also agreed to pay offering costs (other than sales load) that exceed [X] per Common Share. See "Underwriting."

Investment Objective    The Fund's investment objective is total return through a combination of current income, capital gains and capital appreciation. There can be no assurance that the Fund will achieve its investment objective. The Fund's investment objective is not fundamental and may be changed without shareholder vote. The Fund will provide shareholders with at least 60 days' prior notice of any change in the investment objective. See "The Fund's Investments."

Investment Strategy    The Fund will seek to achieve its investment objective by investing in a portfolio of equity securities, primarily of issuers in emerging market countries. For purposes of the Fund's investments, issuers in emerging market countries are those that meet one or more of the following factors: (i) whose principal securities trading markets are in emerging market countries; (ii) that derive at least 50% of their total revenue or profit from either goods produced or sold, investments made or services performed in emerging market countries; (iii) that have at least 50% of their assets in emerging market countries; (iv) that are listed on a securities exchange in an emerging market country; (v) that are organized under the laws of, or with principal offices in, emerging market countries.

An emerging market country means any country which is presently in the Morgan Stanley Capital International (MSCI®) Emerging Markets Index, the Emerging Market Database of Standard and Poor's ("S&P"), or the Dow Jones Emerging Markets Total Stock Market IndexSM, or those countries which generally are considered to be emerging market countries by the international financial community such as the World Bank or International Monetary Fund ("IMF"). As of May 2010, countries included in these indices include: Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Czech Republic, Egypt, Estonia, Hungary, India, Indonesia, Korea, Jordan, Kuwait, Latvia, Lithuania, Malaysia,

Mauritius, Mexico, Morocco, Oman, Pakistan, Peru, Philippines, Poland, Qatar, Romania, Russia, Slovakia, South Africa, Sri Lanka, Taiwan, Thailand, Turkey and United Arab Emirates.

The Sub-Adviser will seek to construct a portfolio with a weighted average gross dividend yield that exceeds the dividend yield of the MSCI® Emerging Markets Index. Under normal market conditions, the Fund will seek to achieve its investment objective by investing at least 80% of its managed assets in dividend producing equity securities of, or derivatives having economic characteristics similar to the equity securities of, issuers in emerging markets. Equity securities shall be considered as dividend producing generally with reference to their historical practices in paying dividends.

The Fund will also normally seek to secure gains and enhance the stability of returns over a market cycle by writing (selling) call options on selected exchange-traded funds ("ETFs") and/or international, regional or country indices of equity securities, and/or on equity securities whose price movements, taken in the aggregate, are expected to correlate with the price movements of the Fund's portfolio. As the writer of such call options, in effect, during the terms of the options, in exchange for the premium received by the Fund, the Fund sells a portion of the potential appreciation in the Fund's portfolio. The value of the securities or other assets underlying such calls will initially be 20% to 30% of the total value of the Fund's portfolio, and thereafter, are normally expected to be within a range of 15% to 50%, although this percentage may vary depending on the cash flow requirements of the portfolio and on the Sub-Adviser's assessment of market conditions, and the Fund may exceed this range or cease writing call options.

Equity Portfolio

Under normal conditions, the Fund will seek to achieve its investment objective by investing at least 80% of its managed assets in dividend producing equity securities of, or derivatives having economic characteristics similar to the equity securities of, issuers in emerging markets.

The Sub-Adviser will seek to construct a portfolio with a weighted average gross dividend yield that exceeds the dividend yield of the MSCI® Emerging Markets Index. The MSCI® Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets and is composed of approximately 750 companies. The Fund is not benchmarked to this index but uses the MSCI® Emerging Markets Index as a reference index. The Fund may also invest in equity securities that do not pay dividends if they are believed to represent an attractive investment opportunity or for risk management purposes, and may retain equity securities of companies that formerly paid dividends but ceased doing so.

In addition, the Fund may invest up to 20% of its managed assets in the equity securities of issuers in countries which are not considered emerging markets. The 80% and 20% limits described above shall apply at the time of investment, and the Fund need not dispose of securities if market values should subsequently change and these limits are not met. The Fund will not change its strategy of investing at least 80% of its managed assets in dividend producing equity securities of, or derivatives having economic characteristics similar to the equity securities of, issuers in emerging markets without sending to shareholders at least 60 days advance notice.

Managed assets consist of the Fund's gross asset value, minus the sum of the Fund's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities, other than liabilities for the principal amount of any borrowings incurred, if any, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding preferred shares.

The Fund normally expects that its assets will be invested across a broad range of emerging market countries, industries and market sectors. Equity securities held by the Fund may include common stocks, preferred shares, convertible securities, warrants, depositary receipts and ETFs. Derivative investments may include swaps, futures and options on equity securities and/or international, regional or country indices.

The Sub-Adviser will be responsible for the overall portfolio construction and security selection of the portfolio as well as the options strategy of the Fund.

In the security selection process, the Sub-adviser will begin by screening more than 750 equity securities that make up an emerging market equity universe. A quantitative screen ranks stocks that meet certain proprietary criteria that may include dividend yield, market capitalization and liquidity, among other criteria. Once this screening process is complete, the Sub-Adviser will evaluate a number of fundamental factors, including earnings, capital structure, dividend growth and credit ratings. The Sub-adviser will construct a diversified portfolio that normally consists of 60 to 120 equity securities. Under normal market conditions, the Fund will invest in approximately 60 to 120 equity securities, seeking to reduce the Fund's exposure to individual stock and country risk. The Sub-Adviser selects securities for the Fund's portfolio through a bottom-up process that is based upon quantitative screening and fundamental industry, sector and company analysis.

The Sub-Adviser may select equity securities that do not meet all of these criteria if they are believed to represent an attractive investment opportunity or for risk management purposes.

The Fund may also invest in regional or country indices for risk management, investment or liquidity purposes through ETFs, futures and other derivatives.

The Sub-Adviser may change its position in an equity security if it believes there has been deterioration in the outlook for the sustainability of the dividends or the general earnings growth prospects of a company held in the Fund's portfolio. The Sub-Adviser may also sell holdings for a variety of reasons, such as to secure gains, to limit losses, to re-deploy assets into opportunities that it believes are more promising or to meet obligations arising out of the Fund's call writing program.

Options Strategy

As part of its strategy, the Fund intends to employ a strategy of writing (selling) call options on selected ETFs and/or international, regional or country indices of equity securities, and/or on equity securities. The Fund may not own all assets underlying the call options it writes. The value of the underlying securities or other assets underlying such calls is normally expected to be 15% to 50% of the total value of the Fund's portfolio, although this percentage may vary depending on the cash flow requirements of the portfolio and the Sub-Adviser's assessment on market conditions, and the Fund may exceed this range or cease writing call options. At the Fund's inception, it is anticipated that the value of the securities or other assets underlying the written call options will be approximately 20% to 30% of the total value of the Fund's portfolio. The Fund seeks to generate gains from the call writing strategy over a market cycle to supplement the dividend yield of its underlying portfolio.

The Sub-Adviser will be responsible for structuring and implementing the options strategy. The Fund expects initially to write (sell) call options primarily with shorter maturities (typically seven days to three months until expiration). The Fund may write call options in exchange-traded markets, or in the over-the-counter ("OTC") markets with major international banks, broker-dealers and financial institutions.

Examples of the ETFs or indices upon which the Fund may initially write options include, but are not limited to, the iShares MSCI® Emerging Markets Index ETF and Brazil's Bovespa index.

The Sub-Adviser believes that a strategy of owning a portfolio of equity securities in conjunction with writing (selling) options may, in addition to enhancing stability of returns over a market cycle, provide returns that are superior to owning a stock-only portfolio under three different stock market scenarios: (1) downtrending equity markets; (2) flat equity market conditions; and (3) moderately rising equity markets. In the Sub-Adviser's opinion, in more strongly rising equity markets, this strategy generally may be expected to underperform an equivalent stock-only portfolio.

Gross premiums received from the Fund's call writing strategy, if any, may be used to supplement the Fund's interest, dividends and gains realized, if any, to provide cash flow available for its level distribution program. The Fund will not write (sell) call options if the value of the securities and other assets underlying the options exceeds in aggregate the net asset value of the Fund's equity portfolio at the time the options are written.

The Fund, as the writer of call options, will receive cash (the premium) from the options purchasers. The purchaser of a call option has the right to receive from the Fund any appreciation in the value of the ETF, index or equity securities over a fixed price (the exercise price) as of a specified date in the future (the option expiration date). Where the underlying asset is held by the Fund, the Fund sells the potential appreciation in the value of the ETF, index or equity securities above the exercise price during the term of the call option in exchange for the premium, but retains the risk of potential decline in the value of that asset over the premium received on the call option. Where the underlying asset is not held by the Fund, the Fund incurs a loss to the extent the value of the asset appreciates above the sum of the premium and the exercise price during the term of the call option. Thus, writing call options generally may be expected to cause the Fund to underperform an equivalent stock-only portfolio without a call option overlay in periods of rising markets, particularly in periods of strongly rising markets.

If a call option written by the Fund expires unexercised, the Fund would ordinarily realize on the expiration date a capital gain equal to the premium received by the Fund. The Sub-Adviser generally expects to re-establish new call option positions on the expiration of positions written. If the prices of the ETF, index or equity security underlying a call option written increase significantly, the Fund may look to buy back the call option or close-out the call option written at the then fair value of the call option and then re-establish a call option position by writing a new at-the-money or near-the-money call option based on the new higher underlying equity value(s). If the prices of the ETFs, index or equity securities or a security underlying a call option written decline, the Fund may seek to let such call options expire or buy back any call options written and sell a new at-the-money or near-the-money call option based on the new lower underlying equity value(s).

Rising prices of the ETFs, index, equity securities or a security in respect of which a call option is written will increase the liability of the Fund under the options it has written. Such an increase in liability should generally be offset, at least in part, by appreciation in the value of the Fund's portfolio holdings. The Fund will seek to maintain written call options positions on selected ETFs and/or international, regional or country indices, and/or on equity securities whose price movements, taken in the aggregate, are correlated with the price movements of the Fund's portfolio. To the extent that there is a lack of correlation and the ETFs, indices or equity securities underlying the Fund's written option positions appreciate more than the Fund's portfolio, this may result in losses, or limit gains, to the Fund.

In addition to writing call options as described above, the Sub-Adviser may employ additional options strategies. The Sub-Adviser expects to limit the use of these additional options strategies, and expects that writing call options will be the primary option strategy employed by the Fund. These additional options strategies may include, but are not limited to, utilizing call spreads, purchasing put options or other types or combinations of options. Such options may be purchased or sold on various indices, securities or other instruments, including but not limited to individual stocks, ETFs, currencies and baskets of securities or indices. Call spreads are one type of option strategy that may be used by the Sub-Adviser. A call spread involves writing a call option and the corresponding purchase of a call option on the same underlying ETF, security, index or instrument with the same expiration date but with different exercise prices. In entering into call spreads, the Fund generally will sell an at-the-money or slightly out-of-the-money call option and purchase an out-of-the-money call option that has a strike price higher than the strike price of the call option written by the Fund. The call spreads utilized by the Fund generally will generate less net option premium than writing calls, but limit the overall risk of the strategy (in rapidly rising markets) by capping the Fund's liability from the written call while simultaneously allowing for additional potential upside above the strike price of the purchased call.

Other Investment
Policies    In addition to its primary investment strategies described above, the Fund may invest to a limited extent in other types of securities and engage in certain other investment practices, as discussed below. These investment techniques are not expected to be a primary strategy of the Fund.

The Fund may invest up to 10% of its managed assets in warrants, and up to 20% of its managed assets in fixed-income securities other than money market instruments or money market funds, including bonds or senior secured loans of investment grade or non-investment grade companies.

The Fund may invest in other derivative instruments acquired for hedging and risk management purposes, provided that such derivative instruments are acquired to enable the Fund to protect against a decline in its assets or its ability to pay distributions. Derivatives are securities whose value may be based on other securities, currencies, interest rates or indices. Derivatives include futures and forward contracts; options on futures contracts; foreign currencies; securities and stock indices; structured notes and indexed securities; and swaps, caps, floors and collars. Up to 15% of the Fund's managed assets may be invested in illiquid securities.

The Fund does not intend to depart from its investment strategy in response to adverse market, economic or political conditions by engaging in transactions or strategies that would involve selling securities in order to seek temporary defensive positions such as cash. The Fund is not required to, and generally will not, hedge its equity risk (other than periodically engaging in currency hedging transactions).

The Fund may lend portfolio securities in an amount equal to up to 33 1/3% of the Fund's managed assets. The Fund intends to engage in lending portfolio securities only when such lending is fully secured by investment grade collateral held by an independent agent.

Many of the securities in which the Fund may invest are denominated in foreign currencies. The Fund may engage in currency hedging to protect the Fund against potential depreciation of a country's or region's currency versus the U.S. dollar. For example, the Fund may enter into forward currency contracts or purchase options.

The Fund may invest in initial public offerings.

Although it has no current intention to do so, the Fund is authorized to utilize leverage through the issuance of preferred shares and/or borrowings.

To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in money market instruments or money market funds, including money market funds managed by ING Investments and/or its affiliates (each an

"ING Money Market Fund"). ING Investments and its affiliates may receive fees from ING Money Market Funds for providing services in addition to the fees that they are entitled to receive from the Fund for services provided directly. ING Investments and/or the Sub-Adviser will waive fees that they are entitled to receive from either the Fund or the ING Money Market Funds.

See "The Fund's Investments" and "The Fund's Investments—Other Investment Policies," and "Additional Investment Policies and Restrictions" in the SAI, for more information regarding the Fund's other investments.

Distributions    Commencing with the Fund's first distribution, the Fund intends to implement a level rate distribution strategy and make regular quarterly distributions to common shareholders based on the past and projected performance of the Fund. The Fund's distributions will be based on past and projected:

•  dividends received on the equity securities or other securities held by the Fund and interest on any interest bearing investments of the Fund;

•  net capital gains from net option premiums (call option premium received less the cost of close-out or settlement);

•  capital gains (realized or unrealized) on the equity securities held in the Fund's portfolio; and

•  gross premiums received from the call writing strategy.

Because the Fund's distributions will be based on past and projected Fund performance and the factors outlined above, the distributions paid by the Fund for any particular quarter may be more or less than the amount of net investment income from that quarterly period. As a result, all or a portion of a distribution may be a return of capital, which is in effect a partial return of the amount you invested in the Fund. The Fund's Board of Trustees (the "Board" or the "Trustees") may modify this distribution policy at any time without obtaining the approval of common shareholders.

The Fund expects to declare its initial Common Share distribution approximately [ ] days after the completion of the Offering and pay approximately [ ] days after the completion of the Offering, depending on market conditions. Thereafter, distributions are expected to be declared quarterly, depending on market conditions. Distributions will be reinvested in additional Common Shares under the Fund's Dividend Reinvestment Plan unless a shareholder elects to receive cash. See "Distributions."

The investment company taxable income of the Fund will generally consist of all dividend and interest income accrued on portfolio investments, short-term capital gain (including short-term gains on terminated option positions and gains on the sale of portfolio investments held for one year or less) in excess of long-term capital loss, and income from certain hedging transactions, less all expenses of the Fund. Expenses of the Fund will be accrued each day.

The Fund's annual distributions will likely differ from annual investment company taxable income. To the extent that the Fund's investment company taxable income for any year exceeds the total quarterly distributions paid during the year, the Fund will generally make a special distribution at or near year-end of such excess amount as may be required. Over time, substantially all of the Fund's investment company taxable income will be distributed.

At least annually, the Fund intends to distribute any net capital gain (which is the excess of net long-term capital gain over net short-term capital loss) or, alternatively, to retain all or a portion of the year's net capital gain and pay federal income tax on the retained gain. The Fund may elect to designate, pursuant to federal tax law, the retained amount as undistributed capital gains in a notice to the common shareholders (the "Common Shareholders") of record as of the end of the Fund's taxable year. In such a case, Common Shareholders must include their allocable share of such designated amount in their income for the year as a long-term capital gain and will be deemed to have paid their share of the tax paid by the Fund and will be entitled to a tax credit or refund for the tax deemed paid on their behalf by the Fund.

There can be no assurance as to what portion of the distributions paid to the Fund's shareholders will consist of tax-advantaged qualified dividend income. For taxable years beginning on or before December 31, 2010 (or a later date if extended by the U.S. Congress), certain distributions designated by the Fund as derived from qualified dividend income will be taxed in the hands of noncorporate shareholders at the rates applicable to long-term capital gain, provided holding period and other requirements are met by both the Fund and the shareholders. Additional requirements apply in determining whether distributions by foreign issuers should be regarded as qualified dividend income. The Fund's investment objective will limit the Fund's ability to meet these requirements and consequently will limit the amount of qualified dividend income received and distributed by the Fund.

The tax treatment and characterization of the Fund's distributions may vary significantly from time to time because of the varied nature of the Fund's investments. If the Fund's total quarterly distributions in any year exceed the amount of its investment company taxable income and net capital gain for the year, any such excess would generally be characterized as a return of capital for federal income tax purposes. Distributions in any year may include a substantial return of capital component. For example, because of the nature of the Fund's investments, the Fund may distribute net short-term capital gains early in the calendar year, but incur net short-term capital losses later in the year, thereby offsetting the short-term net capital gains for which distributions have already been made by the Fund. In such a situation, the amount by which the Fund's total distributions exceed investment company taxable income and net capital gain would generally be treated as a tax-free return of capital up to the amount of the shareholder's tax basis in his or her Common Shares, which would reduce such tax basis, with any amounts exceeding such basis treated as a gain from the sale of his or her Common Shares. Consequently, although a return of capital may not be taxable, it will generally result in a higher taxable capital gain on the sale of your shares or a lower capital loss if you lose money on your investment.

Under the 1940 Act, for any distribution that includes amounts from sources other than net income, the Fund is required to provide Common Shareholders a written statement regarding the components of such distribution. Such a statement will be provided at the time of any distribution believed to include any such amounts. However, the ultimate tax characterization of the Fund's distributions made in a calendar year cannot finally be determined until the end of that calendar year. See "Tax Matters."

In certain circumstances, the Fund may be required to sell a portion of its investment portfolio to fund distributions. Distributions will reduce the Common Shares' NAV.

The Fund may in the future rely on exemptive relief granted by the Securities and Exchange Commission under the 1940 Act, which permits the Fund to include realized long-term capital gains as a part of its regular distributions to Common Shareholders more frequently than would otherwise be permitted by the 1940 Act (generally once per taxable year). See "Distributions."

Investment Adviser    ING Investments is an Arizona limited liability company, registered as an investment adviser with the Securities and Exchange Commission, and is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING Groep")(NYSE: ING). ING Groep, which is located at Strawinskylaan 2631, 107722 Amsterdam P.O. Box 810, 1000 AV Amsterdam, the Netherlands, is a global financial institution of Dutch origin offering banking, investments, life insurance, and retirement services to over 75 million private, corporate, and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. As of June 30, 2010, ING Investments had approximately [$X] billion of assets under management. See "Management of the Fund."

For its services as investment adviser to the Fund, including supervising the Sub-Adviser and providing certain administrative services to the Fund, ING Investments will receive an annual fee, payable monthly, in an amount equal to [X] of the Fund's average daily managed assets. Solely for the purpose of compliance with Rule 35d-1 under the 1940 Act, the Fund will calculate its 80% investment test using net assets (plus borrowings for investment purposes) rather than managed assets. Option contracts written (sold) by the Fund are recorded as liabilities, while option contracts purchased by the Fund are recorded as assets. As the net aggregate value of the option contracts written by the Fund increases, the liability related to those contracts increases, thereby reducing the managed assets of the Fund and decreasing the management fee payable to the Adviser. Conversely, as the net aggregate value of the option contracts purchased by the Fund increases, the value of the assets related to those contracts increases, thereby increasing the managed assets of the Fund and increasing the management fee payable to the Adviser. In addition, the fee paid to ING Investments will be calculated on the basis of the Fund's average daily managed assets, including proceeds from the issuance of preferred shares and/or borrowings, if any. Consequently, the fees will be higher when leverage is utilized.

Sub-Advisers    IIM B.V. will be responsible for investing the Fund's assets in accordance with the Fund's investment objective and strategies. IIM B.V. is a Netherlands corporation with principal offices at Prinses Beatrixlaan 15, 2595 AK The Hague, the Netherlands. Organized in 1896, IIM B.V. became an investment advisory company in 1991. IIM B.V. is registered as an investment adviser with the SEC. It is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. As of December 31, 2009, IIM B.V. had approximately $2.4 billion in assets under management. IIM B.V. operates under the collective management of ING Investment Management Europe, which, as of December 31, 2009, had approximately $203 billion in assets under management.

For its services, IIM B.V. will receive from ING Investments, a sub-advisory fee equal to [ ] of the Fund's average daily net assets. No advisory fee will be paid by the Fund directly to the Sub-Adviser.

ING Groep    ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser, Sub-Adviser and certain affiliates, would be separated from ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Fund.

The restructuring plan and the uncertainty about its implementation may be disruptive to the businesses of ING entities, and may cause, among other things, interruption or reduction of business and services, diversion of management's attention from day-to-day operations, and loss of key employees or customers. A failure to complete the divestment on favorable terms — whether by sale, through one or more initial public offerings, a spin-off or otherwise — could have a material adverse impact on the assets, profitability, capital adequacy, and operations of the businesses subject to the divestment. The divestment may result in the Adviser's and Sub-Adviser's loss of access to services and resources of ING Groep, which could adversely affect their businesses and profitability. In addition, the divestment of ING businesses, including the Adviser and Sub-Adviser, may potentially be deemed a "change of control" of each entity. A change of control would result in the termination of the Fund's advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the Fund's Board of Trustees, and may trigger the need for shareholder approval.

Listing    The Fund intends to apply for listing on the New York Stock Exchange ("NYSE") under the symbol "                 ," subject to notice of issuance.

Transfer Agent, Dividend Disbursing Agent, Registrar and Custodian    The transfer agent, dividend disbursing agent, registrar and custodian for the Common Shares is The Bank of New York Mellon (formerly, The Bank of New York and hereinafter "The Bank of New York"), whose principal business address is 101 Barclay Street (11E), New York, NY 10286.

Risks    AN INVESTMENT IN THE FUND'S COMMON SHARES INVOLVES CERTAIN RISKS. LISTED BELOW ARE THE PRIMARY RISKS OF INVESTING IN THE FUND'S COMMON SHARES. SEE "RISKS" FOR A MORE COMPLETE DISCUSSION OF THE RISKS OF INVESTING IN THE FUND'S COMMON SHARES.

No Prior History.  The Fund is a newly organized, diversified, closed-end management investment company with no history of operations or public trading of its Common Shares.

Market Discount Risk.  Shares of closed-end management investment companies frequently trade at a discount to their NAV, and the Fund's Common Shares may likewise trade at a discount to their NAV. The trading price of the Fund's Common Shares may be less than the public offering price at any point in time and Common Shareholders who sell their shares within a relatively short period after completion of the public offering are likely to be exposed to this risk. Accordingly, the Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes.

Investment and Market Risk.  An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of all or a portion of the amount invested. An investment in the Fund's Common Shares represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. In addition, by writing covered call options, capital appreciation potential will be limited. Your Common Shares at any point in time may be worth less than your original investment, even after taking into account any reinvestment of distributions. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries.

Foreign Investment and Emerging Markets Risk.  Because the Fund invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Economic Risk. The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Governments in emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In some cases, the government owns or controls many companies, including some of the largest in the country. Accordingly, government actions could have a significant effect on economic conditions in an emerging market country and on market conditions, prices and yields of securities in the Fund's portfolio. Moreover, the economies of emerging market countries may be heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Financial Market Risk. The financial markets of emerging market countries have, for the most part, substantially less volume than more developed markets, and securities of many companies are less liquid and their prices are more volatile than securities of comparable companies in more sizeable markets. There are also varying levels of government supervision and regulation of exchanges, financial institutions and issuers in various countries. In addition, the manner in which foreign investors may invest in securities in certain countries, as well as limitations on such investments, may affect the investment operations of the Fund.

Securities Market Risk. Investments in securities of issuers operating in emerging market countries may also be exposed to an extra degree of custodial ownership and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself). In some countries, market practice may require that payment shall be made prior to receipt of the security which is being purchased, or that delivery of a security must be made before payment is received. In such cases, default by a broker or bank through whom the relevant transaction is effected might result in a loss being suffered by the Fund. In addition, there is generally less governmental supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. The Adviser will seek, where possible, to cause the Fund to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the Adviser will be successful in eliminating this risk for the Fund, particularly as counterparties operating in emerging market countries frequently lack the substance or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise in respect of securities held by or to be transferred to the Fund. Furthermore, compensation schemes may be non-existent or limited or inadequate to meet the Fund's claims in any of these events.

Investment and Repatriation Restrictions. Foreign investment in certain emerging country debt securities is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging country debt securities and increase the costs and expenses of the Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging market countries may also restrict investment opportunities in issuers in industries deemed important to national interests.

Emerging market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging country's balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

Entities with No or Poor Credit Ratings. Investment in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations and in entities that have little or no proven credit rating or credit history. In any such case, the issuer's poor or deteriorating financial condition may increase the likelihood that the Fund will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud.

Foreign (non-U.S.) Currency Risk.  The Fund's portfolio will include equity securities of companies in foreign countries including emerging markets. The Fund's Common Shares are priced in U.S. dollars and the distributions paid by the Fund are paid in U.S. dollars.

However, a significant portion of the Fund's assets will be denominated in foreign (non-U.S.) currencies. There is the risk that the value of such assets and/or the value of any distributions from such assets may decrease if the currency in which such assets are priced or in which they make distributions falls in relation to the value of the U.S. dollar. The Fund is not required to hedge its foreign currency risk, although it may do so through foreign currency exchange contracts and other methods. Therefore, to the extent the Fund does not hedge its foreign currency risk, or the hedges are ineffective, the value of the Fund's assets and income could be adversely affected by currency exchange rate movements.

Options Risk.  There are numerous risks associated with transactions in options. A decision as to whether, when and how to write call options under the Fund's strategy involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

The purchaser of a call option written on an ETF, an index of equity securities or equity security or securities that is written (sold) by the Fund has the right to any appreciation in the cash value of the price of such index, ETF, security or securities over the exercise price up to and including the expiration date. Where the underlying asset is held by the Fund, the Fund sells the potential appreciation in the value of the asset above the exercise price during the term of the call option in exchange for the premium, but retains the risk of potential decline in the value of that asset. Where the underlying asset is not held by the Fund, the Fund incurs a loss to the extent the value of the asset appreciates above the sum of the premium and the exercise price during the term of the call option. The exercise of call options may be in cash or in shares of the underlying securities. When a call option sold by the Fund is exercised or closed out, the Fund may be required to sell portfolio securities or to deliver portfolio securities to the option purchaser to satisfy its obligations when it would not otherwise choose to do so, or the Fund may choose to sell portfolio securities to realize gains to offset the losses realized upon option exercise. Such sales or delivery would involve transaction costs borne by the Fund and may also result in the realization of taxable capital gains, including short-term capital gains taxed at ordinary income tax rates, and may adversely impact the Fund's after-tax returns.

Rising prices of the equity securities or a security in respect of which a call option is written will increase the liability of the Fund under such call option. Such an increase in liability should generally be offset, at least in part, by appreciation in the value of the Fund's portfolio holdings. The Fund will seek to maintain written call options positions on selected ETFs and/or international, regional, or country indices, and/or on equity securities whose price movements, taken in the aggregate, are correlated with the price movements of the Fund's portfolio. To the extent that there is a lack of correlation and the ETFs, indices or equity securities underlying the Fund's written call options appreciate more than the Fund's portfolio, this may result in losses, or limit gains, to the Fund.

The principal factors affecting the market value of an option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the dividend yield of the underlying security, the actual or perceived volatility of the underlying security and the time remaining until the expiration date. The premium received for an option written by the Fund is recorded as an asset of the Fund and its obligation under the option contract as an equivalent liability. The Fund then adjusts over time the liability as the market value of the option changes. The value of each written option will be marked to market daily unless an exception is available under applicable accounting rules.

The transaction costs of buying and selling options consist primarily of bid/ask spreads and commissions (which are imposed in opening, closing, exercise and assignment transactions), but may also include margin and interest costs in particular transactions. The impact of transaction costs on the profitability of a transaction may often be greater for options transactions than for transactions in the securities because these costs are often greater in relation to options premiums than in relation to the cash value of the prices of underlying securities. Transaction costs may be especially significant in option strategies calling for multiple purchases and sales of options, such as call writing strategies.

Transaction costs may be different for transactions effected in foreign markets than for transactions effected in U.S. markets. Transaction costs associated with the Fund's options strategy will vary depending on market circumstances and other factors.

The Fund's ability to implement its option strategy may be more limited than implementing such a strategy for equity portfolios that are less thematic and more comparable to broad market indices than the Fund. There can be no assurance that a liquid market will exist when the Fund seeks to establish or close-out a call option. In addition, OTC options may involve the risk that banks, broker-dealers or other financial institutions participating in such transactions will not fulfill their obligations.

The Fund does not intend to write (sell) call options where at the time the options are written, the value of the underlying assets exceeds the net asset value of the Fund's equity portfolio. For these purposes, the Fund treats options on indices as being written on securities having an aggregate value equal to the face or notional amount of the index subject to the option. Where the Fund does not own an asset underlying its written call option, the Fund will "cover" this written call position by segregating liquid assets in an amount equal to the market value of the underlying asset, by entering into an offsetting position (e.g., by purchasing a call option on the same asset as the call written where the exercise price of the purchased call is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated liquid assets in an amount equal to the difference) and/or by holding a portfolio of ETFs, equity securities or indices which substantially replicate the movement of the asset on which the option is written.

The Fund cannot guarantee that the call option strategy will be effective. The Fund may also write call options with different characteristics and managed differently than described above.

Issuer Risk.  The value of securities held by the Fund may decline for a number of reasons that directly relate to the issuer, such as changes in the financial condition of the issuer, management performance, financial leverage and reduced demand for the issuer's goods and services. The amount of dividends paid may decline for reasons that relate to an issuer, such as changes in an issuer's financial condition or a decision by the issuer to pay a lower dividend. In addition, there may be limited public information available for the Sub-Adviser to evaluate foreign issuers.

Equity Risk.  The NAV of the Fund's Common Shares will change as the prices of its portfolio investments go up or down. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. The prices of equity securities fluctuate based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by the Fund could decline if the financial condition of the companies declines or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Dividend Producing Equity Securities Risk.  Companies that have historically paid dividends on their securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. Dividend producing equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund's investment in dividend producing equity securities may also limit its potential for appreciation during a broad market advance.

The prices of dividend producing equity securities can be highly volatile. Investors should not assume that a Fund's investments in these securities will necessarily reduce the volatility of the Fund's NAV or provide "protection," compared to other types of equity securities, when markets perform poorly.

Small-Cap and Mid-Cap Companies Risk.  The Fund may invest in companies whose market capitalization is considered small as well as mid-cap companies. These companies often are newer or less established companies than larger companies. Investments in these companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities of small-cap and mid-cap companies may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, small-cap and mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of these companies generally are less liquid than those of larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like.

Corporate Debt Obligations Risk. Prices of corporate debt obligations fluctuate and, in particular, are subject to several key risks including, but not limited to, interest-rate risk, credit risk, prepayment risk and spread risk. The market value of a corporate bond also may be affected by the credit rating of the corporation, the corporation's performance and perceptions of the corporation in the market place. There is a risk that the issuers of the corporate debt obligations in which the Fund may invest may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

Debt Securities Risk. All debt securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest.)

Lower Rated and Unrated Securities Risk. The Fund may invest in securities that are generally considered to have a credit quality rated below investment grade by a nationally recognized statistical rating organization such as Moody's and S&P. Non-investment grade securities (that is, rated Ba1 or lower by Moody's or BB+ or lower by S&P) are commonly referred to as "high yield" or "junk bonds" and are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. The Fund may invest in defaulted securities. Some of the debt securities held by the Fund, which may not be paying interest currently or may be in payment default, may be comparable to securities rated as low as C by Moody's or CCC or lower by S&P. These securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default, to be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or to be in default or not current in the payment of interest or principal.

Debt instruments rated below investment grade and unrated debt instruments generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade and unrated securities are especially subject to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of instruments rated below investment grade and unrated instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of securities rated below investment grade and unrated securities especially in a market characterized by a low volume of trading.

Corporate Debt Obligations Risk. Prices of corporate debt obligations fluctuate and, in particular, are subject to several key risks including, but not limited to, interest-rate risk, credit risk, prepayment risk and spread risk. The market value of a corporate bond also may be affected by the credit rating of the corporation, the corporation's performance and perceptions of the corporation in the market place. There is a risk that the issuers of the corporate debt obligations in which the Fund may invest may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.]

General Leverage Risk. There can be no assurance that the Fund will utilize leverage, or that, if utilized, it will be successful during any period in which it is employed. The use of leverage by the Fund would result in additional risks to the Fund's stockholders than if leverage had not been used and can magnify the effect of any losses. If the income and gains earned on securities to which the Fund has exposure through the use of leverage are greater than the related dividend on any Preferred Shares or the Fund's costs of borrowing, the Fund's returns will be greater than if leverage had not been used. Conversely, if the income and gains from those securities do not cover the payments due in connection with the leverage used, the return will be less than if the economic leverage had not been used. The Adviser nevertheless may determine to continue to use leverage if it believes that the benefits to the Fund's stockholders will in the long-term outweigh the potential risk of a reduced return. There is no assurance that the Fund's leverage strategy will be successful. The costs of an offering of Preferred Shares and/or a borrowing program will be borne by holders of common shares and, consequently, will result in a reduction of the net asset value of the common shares. During periods in which the Fund is using leverage, the fees paid by the Fund for investment advisory services will be higher than if the Fund did not use leverage, as the advisory fees paid will be calculated on the basis of the Fund's Managed Assets, which includes proceeds from the issuance of Preferred Shares and/or borrowings. In this regard, holders of Preferred Shares do not bear the investment advisory fee. Rather, holders of common shares bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds, which means that holders of common shares effectively bear the entire advisory fee. Leverage involves risks and special considerations that stockholders should consider, including:

•  the likelihood of greater volatility of net asset value, market price and dividend rate of the shares than a comparable portfolio without leverage;

•  when the Fund uses leverage, the fees payable to the Adviser will be higher than if the Fund did not use leverage;

•  the use of leverage may increase operating costs, which may reduce the Fund's total return; and

•  the effect of leverage in a declining market, which is likely to cause greater decline in the net asset value of the common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the common shares.

The Fund may be required to sell assets at a loss, or at an inopportune time, in order to redeem or pay off leverage, resulting in a decrease in the net asset value of the Fund. The Adviser, in its discretion, will continue the Fund's use of leverage where it believes that the benefits of maintaining the leveraged position will outweigh any current reduced return to current stockholders.

While the Fund may consider reducing leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and net asset value associated with leverage, there can, however, be no assurance that the Fund will actually reduce leverage in the future or that a reduction, if any, will benefit the common stockholders. Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in leverage would likely reduce the income and/or total returns to common stockholders as compared to a situation where the Fund had not reduced leverage. The Fund may decide that this risk outweighs the likelihood of achieving the desired reduction to volatility in income and share price if the prediction turned out to be correct and determine not to reduce leverage.

Lenders may impose specific restrictions as a condition to borrowing through a credit facility and, to the extent that the Fund issues Preferred Shares, the Fund intends to seek a credit rating from one or more nationally recognized statistical rating organizations and may therefore be subject to guidelines imposed by such rating organizations. Guidelines or restrictions imposed by a rating organization or lender may include asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the Investment Company Act. The Adviser does not anticipate that such guidelines or restrictions will adversely impact the performance of the Fund's portfolio in accordance with its investment objectives and policies.

Derivatives Risk.  In addition to writing call options as part of the investment strategy, the risks of which are described above, the Fund may invest in a variety of derivative instruments for hedging or risk management purposes. Derivatives can be illiquid, may disproportionately increase losses and have a potentially large negative impact on the Fund's performance. Derivative transactions, including options on securities and securities indices and other transactions in which the Fund may engage (such as futures contracts and options thereon, swaps and short sales), may subject the Fund to increased risk of principal loss due to unexpected movements in stock prices, changes in stock volatility levels and interest rates and imperfect correlations between the Fund's securities holdings and indices upon which derivative transactions are based. The Fund also will be subject to credit risk with respect to the counterparties to any OTC derivatives contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Derivatives Regulation Risk. On July 21, 2010, Congress enacted the Dodd-Frank Wall Street Reform and Consumer Protection Act, which will impose comprehensive regulation on OTC derivatives, including the types of options and other derivatives transactions in which the Fund seeks to engage (the "Act"). The Act, which takes effect on July , 2011, will require central clearing for transactions entered into between major swap participants and certain other parties, and provides, as pertinent here, the SEC with authority to impose position limits in the OTC derivatives markets. Subject to rulemaking by the SEC, the Act will require certain large participants in these markets, called major swap participants, to register with the SEC, and they will be subject to substantial supervision and regulation, including capital standards, margin requirements, business conduct standards, and recordkeeping and reporting requirements.

While it seems unlikely that the Fund would be considered a major swap participant, it is not known at this time how the SEC will define the term, and such treatment could subject the Fund to additional capital or margin requirements relating to its derivatives activities, and to additional restrictions on those activities. If that occurs, it could have an adverse effect on the Fund's ability to engage in the options strategies described above, increase the costs of such activities, and/or otherwise reduce the effectiveness of the Fund's investment strategies. In addition, even if the Fund is not considered a major swap participant, the increased regulation of derivatives trading imposed by the Act may impose additional regulatory burdens that could increase costs and reduce the benefits of the Fund's derivatives trading strategy.

Interest Rate Risk.  The level of premiums from covered call option writing and the amounts available for distribution from the Fund's options activity may decrease in declining interest rate environments. The value of the Fund's investments in equity securities may also be influenced by changes in interest rates. When interest rates rise, the market value of certain of such securities may fall. With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the Fund's income to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Inflation Risk. Inflation risk refers to fluctuations in the value of currency. Inflation decreases the value of money, thereby decreasing the real value of the Fund's future investment returns. To the extent that inflation occurs, it will reduce the real value of dividends paid by the Fund and the Fund's shares. Most emerging market countries have experienced substantial, and in some periods extremely high and volatile, rates of inflation. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed at times in certain countries.

Credit Risk.  Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether. Lower quality securities (including securities that have fallen below investment-grade and are classified as "junk bonds") have greater credit risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt securities are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.

Illiquid Securities Risk.  The Fund may invest up to 15% of its managed assets in illiquid securities. For this limit, a security is considered illiquid if it cannot be disposed of in seven days at approximately the price at which the Fund carries the security on its books. In the case of exchange-traded options or options written in the OTC markets, an option will be considered illiquid by the Fund if it cannot be closed in seven days. The Fund may not be able to sell an illiquid security at a favorable time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which may negatively impact the price the Fund would receive upon disposition. The Fund's policy on liquidity of options varies from the position used by open-end funds in that the Fund relies on the ability to close an OTC option on the market to consider it liquid, whereas OTC options on which they are written are generally treated as illiquid by open-end funds. As a result, the Fund may invest a greater portion of its assets in options traded over-the-counter than could an open-end fund.

Distribution Risk.  The Fund's ability to pay distributions varies widely over the short- and long-term. If stock prices or stock market volatility declines, the level of premiums from writing covered call options will likely decrease as well. Payments to close-out written call options will reduce amounts available for distribution from short-term gains earned in respect of call option expiry or close-out. Net realized and unrealized gains on the Fund's stock investments will be determined primarily by the direction and movement of the relevant stock market (and the particular stocks held). Dividends on equity securities are not fixed but are declared at the discretion of the issuer's board of directors. There can be no assurance that quarterly distributions paid by the Fund to the Common Shareholders will be maintained at initial levels or increase over time.

Tax Risk. The tax treatment and characterization of the Fund's distributions may vary significantly from time to time because of the varied nature of the Fund's investments. The Fund may distribute what is called a "return of capital" if the distributions by the Fund exceed the Fund's earnings. In such a case, the portion of the distributions that exceed earnings is, in effect, a partial return of the amount you invested in the Fund. For tax purposes, if the Fund's total distributions for any year exceed the amount of its investment company taxable income and net capital gain, for the year, any such excess would be generally characterized as a return of capital for federal income tax purposes. Distributions in any year may include a substantial return of capital component. If the Fund has capital loss carryovers from prior years that offset capital gains in a current year, the distribution of such current year capital gains will generally be taxed as ordinary income and not as a return of capital.

For example, because of the nature of the Fund's investments, the Fund may distribute net short-term capital gains early in the calendar year, but incur net short-term capital losses later in the year, thereby offsetting the short-term net capital gains for which distributions have already been made by the Fund. In such a situation, the amount by which the Fund's total distributions exceed total taxable income and taxable net gains would generally be treated as a return of capital for tax purposes.

If the Fund makes a distribution that is a return of capital for tax purposes, such amount may not be taxable (because it is, in effect, a partial return of your investment), but such return of capital reduces the amount of the tax basis in your shares. As a result, a return of capital would normally result in a higher taxable capital gain on the sale of your shares (or lower capital loss if you lose money on your investment). As an example, if you invest $10,000, and have an initial tax basis of $10,000, a $2,000 return of capital would reduce your tax basis to $8,000 and if you subsequently sell your shares for $11,000 you would generally have a taxable gain of $3,000, whereas without the return of capital your taxable gain would have been $1,000.

Under the 1940 Act, for any distribution that includes amounts from sources other than net income, the Fund is required to provide Common Shareholders a written statement regarding the components of such distribution. Such a statement will be provided at the time of any distribution believed to include any such amounts, which could include distributions of capital gains and/or returns of capital. However the ultimate tax characterization of the Fund's distributions made in a calendar year cannot finally be determined until the end of that calendar year. In addition, the Fund's income distributions that qualify for favorable tax treatment may be affected by the IRS interpretations of the Internal Revenue Code of 1986, as amended (the "Code") and future changes in tax laws and regulations. See "Tax Matters."

Any non-U.S. shareholders will generally be subject to withholding of U.S. tax on the Fund's distributions.

Tax Regulations.  Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.

International Sanctions.  From time to time, certain of the companies in which the Fund expects to invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As an investor in such companies, the Fund will be indirectly subject to those risks.

Common Stock Risk.  The Fund's investments will include common stocks. In general, common stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

Convertible Securities Risk.  The Fund may invest in securities that are convertible into common stock or other securities of the same or a different issuer or into cash within a particular period of time at a specified price or formula. Convertible securities are generally debt securities (but may include preferred stock) and generally rank senior to common stocks in an issuer's capital structure and, therefore, entail less risk than the issuer's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a debt security (the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, will generally trade at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a debt security with a possibility of capital appreciation due to the conversion privilege.) At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities may be purchased by the Fund at varying price levels above their investment values and/or their conversion values in keeping with the Fund's objectives.

The Fund may invest in convertible securities rated below investment grade, which may be referred to as "junk." Although the Fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that convertible securities rated in these categories are considered high risk securities; the rating agencies consider them speculative with respect to the issuer's continuing ability to make timely payments of interest and principal. Thus, to the extent that such convertible securities are acquired by the Fund, there is a greater risk as to the timely repayment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher-rated convertible securities.

There are additional special risks associated with the Fund's investments in "exchangeable" and "synthetic" convertible securities. These securities may be more volatile and less liquid than traditional convertible securities.

Risks of Investing in Other Investment Companies.  Subject to the limitations set forth in the Investment Company Act or as otherwise permitted by the Securities and Exchange Commission, the Fund may acquire shares in other investment companies, including foreign investment companies and ETFs, which may be managed by the Adviser or its affiliates. The market value of the shares of other investment companies may differ from the net asset value of the particular fund. The shares of closed-end investment companies frequently trade at a discount to their net asset value. As a stockholder in an investment company, the Fund would bear its ratable share of that entity's expenses, including its investment advisory and administration fees. At the same time, the Fund would continue to pay its own advisory and administration fees and other expenses. As a result, the Fund and its stockholders, in effect, will be absorbing duplicate levels of fees with respect to investments in other investment companies.

Exchange-Traded Funds.  The Fund may purchase shares of various ETFs, including exchange-traded index funds, on an exchange or in creation unit aggregations. Exchange-traded index funds seek to track the performance of various securities indices. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or security rises and falls. The market value of their shares may differ from the net asset value of the particular fund. As a stockholder in an ETF (as with other investment companies), the Fund would bear its ratable share of that entity's expenses. At the same time, the Fund would continue to pay its own investment management fees and other expenses. As a result, the Fund and its stockholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs.

Portfolio Turnover Risk. Changes to the investments of the Fund may be made regardless of the length of time particular investments have been held. As a result of the options strategy, the Fund may experience a higher turnover rate than a fund that does not employ such a strategy. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of the Fund will vary from year to year, as well as within a year. The Fund may, but under normal market conditions does not intend to, engage in frequent and active trading of portfolio securities to achieve its investment objective. However, annual portfolio turnover as a result of the Fund's purchases and sales of equity securities and options in connection with its options strategy may exceed 100%, which is higher than many other investment companies and would involve greater trading costs to the Fund and may result in greater realization of taxable capital gains.

Management Risk. The Fund is subject to management risk because it is an actively-managed portfolio. The Sub-Adviser and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Sub-Adviser has a wide range of experience in managing equity portfolios (including portfolios that contain emerging market related equities), and strategies that involve options (including the writing of call options on an account's portfolio securities). However, the Sub-Adviser does not have experience in managing equity portfolios that combine emerging market portfolios with a strategy of writing (selling) call options similar to the strategy described in this prospectus. While the Sub-Adviser has developed its approach through the testing of models in different market environments, investors bear the risk that the combination of strategies has not been tested in actual funds or accounts, and has not been utilized in various market cycles.

Initial Public Offering ("IPOs") Risk. IPOs and companies that have recently become public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs. Furthermore, stocks of newly-public companies may decline shortly after the IPO. If the Fund's assets grow, it is likely that the effect of the Fund's investment in IPOs on the Fund's return will decline.

Depositary Receipts Risk. The Fund may invest in depositary receipts, including unsponsored depositary receipts. The issuers of unsponsored depositary receipts may not provide as much information about the underlying issuer and the depositary receipts may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Securities Lending Risk. To seek to generate additional income, the Fund may lend portfolio securities in an amount equal to up to 33 1/3% of the Fund's managed assets. The Fund intends to engage in lending portfolio securities only when such lending is fully secured by investment-grade collateral held by an independent agent. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially. In addition, there is the risk that, when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, securities lending is subject to counterparty risk.

Sub-Custody Risk.  The Fund may invest in markets where custodial and/or settlement systems are not fully developed. The assets of the Fund that are traded in such markets and which have been entrusted to such sub-custodians may be exposed to risk in circumstances where the sub-custodian will have no liability.

Short Sales Risk.  A short sale "against the box" may be used to hedge against market risks when the Sub-Adviser believes that the price of a security may decline, causing the value of a security owned by the Fund or a security convertible into or exchangeable for such security to decline. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns.

Preferred Stock Risk.  Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of holders of preferred stock on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Market Disruption and Geo-Political Risk. The aftermath of the war with Iraq, the continuing occupation of Iraq, instability in the Middle East and terrorist attacks in the U.S. and around the world have had a substantial impact on the U.S. and world economies and securities markets. The nature, scope and duration of the occupation cannot be predicted with any certainty. Terrorist attacks closed some of the U.S. securities markets in 2001, and similar events cannot be ruled out in the future. The war and occupation, terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. These risks may adversely affect individual issuers and securities markets, interest rates, secondary trading, ratings, investor psychology, credit risk, inflation and other factors relating to the Common Shares and the investments made by the Fund.

Current Capital Markets Environment Risk. Global financial markets and economic conditions have been volatile in recent years due to a variety of factors, including significant write-offs in the financial services sector. General market uncertainty has resulted in declines in valuation, greater volatility and less liquidity for a variety of securities. During times of increased market volatility, the Fund may not be able to sell portfolio securities readily at prices reflecting the values at which the securities are carried on its books. Sales of large blocks of securities by market participants that are seeking liquidity can further reduce prices in an illiquid market.

The cost of raising capital in the fixed-income and equity capital markets has increased while the ability to raise capital from those markets has diminished. In particular, as a result of concerns about the general stability of financial markets and specifically the solvency of lending counterparties, the cost of raising capital from the credit markets generally has increased as many lenders and institutional investors have increased interest rates, enacted tighter lending standards, refused to refinance debt on existing terms or at all and reduced, or in some cases ceased to provide, funding to borrowers. In addition, lending counterparties under existing revolving credit facilities and other fixed-income instruments may be unwilling or unable to meet their funding obligations. Due to these factors, companies may be unable to obtain new fixed-income or equity financing on acceptable terms. If funding is not available when needed, or is available only on unfavorable terms, companies may not be able to meet their obligations as they come due. Moreover, without adequate funding, companies may be unable to execute their maintenance and growth strategies, complete future acquisitions, take advantage of other business opportunities or respond to competitive pressures, any of which could have a material adverse effect on their revenues and results of operations.

The prolonged continuation or further deterioration of current market conditions could adversely impact the Fund's portfolio.

ING Groep Restructuring. ING Groep has adopted a formal restructuring plan pursuant to which certain businesses, including the Adviser, Sub-Adviser and certain Affiliates would be separated from ING Groep by the end of 2013. The restructuring plan and the uncertainty about its implementation may be disruptive to the businesses of ING entities, and may cause, among other things, interruption or reduction of business and services, diversion of management's attention from day-to-day operations, and loss of key employees or customers. A failure to complete the divestment on favorable terms could have a material adverse impact on the assets, profitability, capital adequacy, and operations of the businesses subject to the divestment. The divestment may result in the Adviser's and Sub-Adviser's loss of access to services and resources of ING Groep, which could adversely affect their businesses and profitability. In addition, the divestment of ING businesses, including the Adviser and Sub-Adviser, may potentially be deemed a "change of control" of each entity. A change of control would result in the termination of the Fund's advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the Fund's Board of Trustees, and may trigger the need for shareholder approval.

Anti-Takeover Provisions.  The Fund's Declaration of Trust, as may be amended, includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. These provisions could have the effect of depriving the holders of Common Shares of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares. See "Certain Provisions in the Declaration of Trust."

No Temporary Defensive Positions Risk.  The Fund will seek to invest in accordance with its investment objectives and generally will not adopt temporary defensive positions to hedge against adverse market conditions.

SUMMARY OF FUND EXPENSES

The following table shows the Fund's expenses as a percentage of net assets attributable to Common Shares.

Shareholder Transaction Expenses
Sales load paid by you (as a percentage of offering price)	—%
Offering expenses borne by the Fund (as a percentage of offering price)(1)	—%
Dividend Reinvestment Plan fees	None(2)
Percentage of Net Assets Attributable to Common Shares
Annual Expenses
Management Fees	—%
Other Expenses(3)	—%
Administrator Fees	—%
Total Operating Expenses	—%
Expense Limitation/Waiver(4)	—%
Total Net Operating Fund Expenses	—%

(1)  ING Investments has agreed to pay all organizational expenses of the Fund. ING Investments has agreed to pay Common Share offering costs (other than sales load, but inclusive of the reimbursement of underwriter expenses of [ ] per share) that exceed [ ] per Common Share ([ ]% of the offering price). Assuming that the Fund issues [ ] Common Shares in the offering at a total public offering price of [ ], the total offering costs are estimated to be [ ] (or approximately [ ] per share), of which the Fund would pay or reimburse offering expenses estimated at $[ ] (or [ ] per share) from the proceeds of the offering, and ING Investments would pay the balance of the offering expenses estimated at [ ] (or approximately [ ] per Common Share).

(2)  You will be charged certain service charges and pay a per share charge if you direct the Plan Agent to sell your Common Shares held in a dividend reinvestment account. You may also pay a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the Fund's Dividend Reinvestment Plan. See "Distributions."

(3)  "Other Expenses" are based on estimated amounts of ordinary operating expenses for the current fiscal year and include Acquired Fund Fees and Expenses, which are currently not expected to exceed [ %].

(4)  ING Investments, LLC, has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage commissions, other investment-related costs, leverage expenses and extraordinary expenses, to [       ] of the Fund's average net assets, subject to possible recoupment by ING Investments, LLC within three years. The expense limit will continue through at least [       ]. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement. In addition, the expense limitation agreement may be terminated by the Fund upon at least 90 days' prior written notice to ING Investments, LLC. For more information regarding the expense limitation agreement, please see the SAI.

The information above assumes that the offering is [ ] Common Shares. These figures represent estimates as the actual size of the offering and related expenses are not known as of the date of this prospectus, and the actual offering expenses to be paid by the Fund and ING Investments may vary substantially from these estimates. If the Fund issues fewer than [ ] Common Shares in this Offering, estimated expenses are likely to be higher as a percentage of net assets attributable to Common Shares. The offering costs to be paid or reimbursed by the Fund are not included in the Annual Expenses table above. However, these expenses will be borne by Common Shareholders and result in a reduction of the NAV of the Common Shares.

The purpose of the table above and the example below is to help you understand all fees and expenses that you, as a shareholder, would bear directly or indirectly. See "Management of the Fund."

The following example illustrates the expenses (including the sales load of [ ], and estimated expenses of this offering of [ ] that you would pay on a $1,000 investment in Common Shares, assuming (1) total annual expenses of [ ] of net assets attributable to Common Shares and (2) a 5% return.(1)

	1 Year	3 Years	5 Years	10 Years
Total Expenses(2)(3)	$	$	$	$

(1)  The foregoing example should not be considered a representation of future expenses, and actual expenses may be greater or less than those shown. The example assumes that the estimated "Other Expenses" set forth in the "Annual Expenses" fee table are accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

(2)  Assumes the Fund has not issued any preferred shares and has no outstanding borrowings.

(3)  The examples reflect the expense limitation agreement/waivers for the one-year period and the first year of the three-, five-, and ten-year periods.

THE FUND

The Fund is a newly organized, diversified, closed-end management investment company registered under the 1940 Act. The Fund was organized as a Delaware statutory trust on July 6, 2010. As a newly organized entity, the Fund has no operating history and there has been no public trading of the Fund's Common Shares. The Fund's principal office is located at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258, and its telephone number is (800) 992-0180.

USE OF PROCEEDS

The net proceeds of the Offering will be approximately [                 ] ([                 ] if the Underwriters exercise the overallotment option in full) after payment of the estimated organizational and offering costs of [        ]. ING Investments has agreed to pay all organizational expenses of the Fund. ING Investments has also agreed to pay offering costs (other than sales load) that exceed [X] per Common Share.

The Fund will invest the net proceeds of the Offering in accordance with the Fund's investment objective and strategies described elsewhere in this prospectus. It is presently anticipated that the Fund will be able to invest substantially all of the net proceeds within three weeks after the completion of the Offering. Pending such investment, it is anticipated that the proceeds will be invested in short-term or long-term securities issued by the U.S. government or its agencies or instrumentalities or in high quality, short-term money market instruments.

THE FUND'S INVESTMENTS

Investment Objective and Strategies

The Fund's investment objective is total return through a combination of current income, capital gains and capital appreciation. There can be no assurance that the Fund will achieve its investment objective. The Fund's investment objective is not fundamental and may be changed without shareholder vote. The Fund will provide shareholders with at least 60 days' prior notice of any change in the investment objective.

The Fund will seek to achieve its objective by investing in a portfolio of equity securities, primarily of issuers in emerging market countries. For purposes of the Fund's investments, issuers in emerging market countries are those that meet one or more of the following factors: (i) whose principal securities trading markets are in emerging market countries; (ii) that derive at least 50% of their total revenue or profit from either goods produced or sold, investments made or services performed in emerging market countries; (iii) that have at least 50% of their assets in emerging market countries; (iv) that are listed on a securities exchange in an emerging market country; (v) that are organized under the laws of, or with principal offices in, emerging market countries.

An emerging market country means any country which is presently in the MSCI® Emerging Markets Index, the Emerging Market Database of S&P, or the Dow Jones Emerging Markets Total Stock Market IndexSM, or those countries which generally are considered to be emerging market countries by the international financial community such as the World Bank or IMF. As of May 2010, countries included in these indices include: Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Czech Republic, Egypt, Estonia, Hungary, India, Indonesia, Korea, Jordan, Kuwait, Latvia, Lithuania, Malaysia, Mauritius, Mexico, Morocco, Oman, Pakistan, Peru, Philippines, Poland, Qatar, Romania, Russia, Slovakia, South Africa, Sri Lanka, Taiwan, Thailand, Turkey and United Arab Emirates.

The Sub-Adviser will seek to construct a portfolio with a weighted average gross dividend yield that exceeds the dividend yield of the MSCI® Emerging Markets Index. Under normal market conditions, the Fund will seek to achieve its investment objective by investing at least 80% of its managed assets in dividend producing equity securities of, or derivatives having economic characteristics similar to the equity securities of, issuers in emerging markets. Equity securities shall be considered as dividend producing generally with reference to their historical practices in paying dividends.

The Fund will also normally seek to secure gains and enhance the stability of returns over a market cycle by writing (selling) call options on selected ETFs and/or international, regional or country indices of equity securities, and/or on equity securities whose price movements, taken in the aggregate, are expected to correlate with the price movements of the Fund's portfolio. As the writer of such call options, in effect, during the terms of the options, in exchange for the premium received by the Fund, the Fund sells a portion of the potential appreciation in the Fund's portfolio. The value of the securities or other assets underlying such calls will initially be 20% to 30% of the total value of the Fund's portfolio, and thereafter, are normally expected to be within a range of 15% to 50%, although this percentage may vary depending on the cash flow requirements of the portfolio and on the Sub-Adviser's assessment of market conditions, and the Fund may exceed this range or cease writing call options.

Equity Portfolio

Under normal conditions, the Fund will seek to achieve its investment objective by investing at least 80% of its managed assets in dividend producing equity securities of, or derivatives having economic characteristics similar to the equity securities of, issuers in emerging markets.

The Sub-Adviser will seek to construct a portfolio with a weighted average gross dividend yield that exceeds the dividend yield of the MSCI® Emerging Markets Index. The MSCI® Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets and is composed of approximately 750 companies. The Fund is not benchmarked to this index but uses the MSCI® Emerging Markets Index as a reference index. The Fund may also invest in equity securities that do not pay dividends if they are believed to represent an attractive investment opportunity or for risk management purposes, and may retain equity securities of companies that formerly paid dividends but ceased doing so.

In addition, the Fund may invest up to 20% of its managed assets in the equity securities of issuers in countries which are not considered emerging markets. The 80% and 20% limits described above shall apply at the time of investment, and the Fund need not dispose of securities if market values should subsequently change and these limits are not met. The Fund will not change its strategy of investing at least 80% of its managed assets in dividend producing equity securities of, or derivatives having economic characteristics similar to the equity securities of, issuers in emerging markets without sending to shareholders at least 60 days advance notice.

Managed assets consist of the Fund's gross asset value, minus the sum of the Fund's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities, other than liabilities for the principal amount of any borrowings incurred, if any, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding preferred shares.

The Fund normally expects that its assets will be invested across a broad range of emerging market countries, industries and market sectors. Equity securities held by the Fund may include common stocks, preferred shares, convertible securities, warrants, depositary receipts and ETFs. Derivative investments may include swaps, futures and options on equity securities and/or international, regional or country indices.

The Sub-Adviser will be responsible for the overall portfolio construction and security selection of the portfolio as well as the options strategy of the Fund.

In the security selection process, the Sub-adviser will begin by screening more than 750 equity securities that make up an emerging market equity universe. A quantitative screen ranks stocks that meet certain proprietary criteria that may include dividend yield, market capitalization and liquidity, among other criteria. Once this screening process is complete, the Sub-Adviser will evaluate a number of fundamental factors, including earnings, capital structure, dividend growth and credit ratings. The Sub-adviser will construct a diversified portfolio that normally consists of 60 to 120 equity securities.

Under normal market conditions, the Fund will invest in approximately 60 to 120 equity securities, seeking to reduce the Fund's exposure to individual stock and country risk. The Sub-Adviser selects securities for the Fund's portfolio through a bottom-up process that is based upon quantitative screening and fundamental industry, sector and company analysis.

The Sub-Adviser may select equity securities that do not meet all of these criteria if they are believed to represent an attractive investment opportunity or for risk management purposes.

The Fund may also invest in regional or country indices for risk management, investment or liquidity purposes through ETFs, futures and other derivatives.

The Sub-Adviser may change its position in an equity security if it believes there has been deterioration in the outlook for the sustainability of the dividends or the general earnings growth prospects of a company held in the Fund's portfolio. The Sub-Adviser may also sell holdings for a variety of reasons, such as to secure gains, to limit losses, to re-deploy assets into opportunities that it believes are more promising or to meet obligations arising out of the Fund's call writing program.

Options Strategy

As part of its strategy, the Fund intends to employ a strategy of writing (selling) call options on selected ETFs and/or international, regional or country indices of equity securities, and/or on equity securities. The Fund may not own all assets underlying the call options it writes. The value of the underlying securities or other assets underlying such calls is normally expected to be 15% to 50% of the total value of the Fund's portfolio, although this percentage may vary depending on the cash flow requirements of the portfolio and the Sub-Adviser's assessment on market conditions, and the Fund may exceed this range or cease writing call options. At the Fund's inception, it is anticipated that the value of the securities or other assets underlying the written call options will be approximately 20% to 30% of the total value of the Fund's portfolio. The Fund seeks to generate gains from the call writing strategy over a market cycle to supplement the dividend yield of its underlying portfolio.

The Sub-Adviser will be responsible for structuring and implementing the options strategy. The Fund expects initially to write (sell) call options primarily with shorter maturities (typically seven days to three months until expiration). The Fund may write call options in exchange-traded markets, or in the OTC markets with major international banks, broker-dealers and financial institutions.

Examples of the ETFs or indices upon which the Fund may initially write options include, but are not limited to, the iShares MSCI® Emerging Markets Index ETF and Brazil's Bovespa index.

The Sub-Adviser believes that a strategy of owning a portfolio of equity securities in conjunction with writing (selling) options may, in addition to enhancing stability of returns over a market cycle, provide returns that are superior to owning a stock-only portfolio under three different stock market scenarios: (1) downtrending equity markets; (2) flat equity market conditions; and (3) moderately rising equity markets. In the Sub-Adviser's opinion, in more strongly rising equity markets, this strategy generally may be expected to underperform an equivalent stock-only portfolio.

Gross premiums received from the Fund's call writing strategy, if any, may be used to supplement the Fund's interest, dividends and gains realized, if any, to provide cash flow available for its level distribution program. The Fund will not write (sell) call options if the value of the securities and other assets underlying the options exceeds in aggregate the net asset value of the Fund's equity portfolio at the time the options are written.

The Fund, as the writer of call options, will receive cash (the premium) from the options purchasers. The purchaser of a call option has the right to receive from the Fund any appreciation in the value of the ETF, index or equity securities over a fixed price (the exercise price) as of a specified date in the future (the option expiration date). Where the underlying asset is held by the Fund, the Fund sells the potential appreciation in the value of the ETF, index or equity securities above the exercise price during the term of the call option in exchange for the premium, but retains the risk of potential decline in the value of that asset over the premium received on the call option. Where the underlying asset is not held by the Fund, the Fund incurs a loss to the extent the value of the asset appreciates above the sum of the premium and the exercise price during the term of the call option. Thus, writing call options generally may be expected to cause the Fund to underperform an equivalent stock-only portfolio without a call option overlay in periods of rising markets, particularly in periods of strongly rising markets.

If a call option written by the Fund expires unexercised, the Fund would ordinarily realize on the expiration date a capital gain equal to the premium received by the Fund. The Sub-Adviser generally expects to re-establish new call option positions on the expiration of positions written. If the prices of the ETF, index or equity security underlying a call option written increase significantly, the Fund may look to buy back the call option or close-out the call option written at the then fair value of the call option and then re-establish a call option position by writing a new at-the-money or near-the-money call option based on the new higher underlying equity value(s). If the prices of the ETFs, index or equity securities or a security underlying a call option written decline, the Fund may seek to let such call options expire or buy back any call options written and sell a new at-the-money or near-the-money call option based on the new lower underlying equity value(s).

Rising prices of the ETFs, index, equity securities or a security in respect of which a call option is written will increase the liability of the Fund under the options it has written. Such an increase in liability should generally be offset, at least in part, by appreciation in the value of the Fund's portfolio holdings. The Fund will seek to maintain written call options positions on selected ETFs and/or international, regional or country indices, and/or on equity securities whose price movements, taken in the aggregate, are correlated with the price movements of the Fund's portfolio. To the extent that there is a lack of correlation and the ETFs, indices or equity securities underlying the Fund's written option positions appreciate more than the Fund's portfolio, this may result in losses, or limit gains, to the Fund.

In addition to writing call options as described above, the Sub-Adviser may employ additional options strategies. The Sub-Adviser expects to limit the use of these additional options strategies, and expects that writing call options will be the primary option strategy employed by the Fund. These additional options strategies may include, but are not limited to, utilizing call spreads, purchasing put options or other types or combinations of options. Such options may be purchased or sold on various indices, securities or other instruments, including but not limited to individual stocks, ETFs, currencies and baskets of securities or indices. Call spreads are one type of option strategy that may be used by the Sub-Adviser. A call spread involves writing a call option and the corresponding purchase of a call option on the same underlying ETF, security, index or instrument with the same expiration date but with different exercise prices. In entering into call spreads, the Fund generally will sell an at-the-money or slightly out-of-the-money call option and purchase an out-of-the-money call option that has a strike price higher than the strike price of the call option written by the Fund. The call spreads utilized by the Fund generally will generate less net option premium than writing calls, but limit the overall risk of the strategy (in rapidly rising markets) by capping the Fund's liability from the written call while simultaneously allowing for additional potential upside above the strike price of the purchased call.

Other Investment Policies

In addition to its primary investment strategies described above, the Fund may invest to a limited extent in other types of securities and engage in certain other investment practices, as discussed below. These investment techniques are not expected to be a primary strategy of the Fund.

The Fund may invest up to 10% of its managed assets in warrants, and up to 20% of its managed assets in fixed-income securities other than money market instruments or money market funds, including bonds or senior secured loans of investment grade or non-investment grade companies.

The Fund may invest in other derivative instruments acquired for hedging and risk management purposes, provided that such derivative instruments are acquired to enable the Fund to protect against a decline in its assets or its ability to pay distributions. Derivatives are securities whose value may be based on other securities, currencies, interest rates or indices. Derivatives include futures and forward contracts; options on futures contracts; foreign currencies; securities and stock indices; structured notes and indexed securities; and swaps, caps, floors and collars. Up to 15% of the Fund's managed assets may be invested in illiquid securities.

The Fund does not intend to depart from its investment strategy in response to adverse market, economic or political conditions by engaging in transactions or strategies that would involve selling securities in order to seek temporary defensive positions such as cash. The Fund is not required to, and generally will not, hedge its equity risk (other than periodically engaging in currency hedging transactions).

The Fund may lend portfolio securities in an amount equal to up to 33 1/3% of the Fund's managed assets. The Fund intends to engage in lending portfolio securities only when such lending is fully secured by investment grade collateral held by an independent agent.

Many of the securities in which the Fund may invest are denominated in foreign currencies. The Fund may engage in currency hedging to protect the Fund against potential depreciation of a country's or region's currency versus the U.S. dollar. For example, the Fund may enter into forward currency contracts or purchase options.

The Fund may invest in initial public offerings.

Although it has no current intention to do so, the Fund is authorized to utilize leverage through the issuance of preferred shares and/or borrowings.

To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in money market instruments or money market funds, including money market funds managed by ING Investments and/or the Sub-Adviser. ING Investments and its affiliates may receive fees from ING Money Market Funds for providing services in addition to the fees that they are entitled to receive from the Fund for services provided directly. ING Investments and/or the Sub-Adviser may waive fees that they are entitled to receive from either the Fund or the ING Funds Money Market Funds.

Short Sales. The Fund may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale "against-the-box"). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver stock that it holds to close the position if the borrowed stock is called in by the lender, which would cause gain or loss to be recognized on the delivered stock. The Fund expects normally to close its short sales against-the-box by delivering newly acquired stock.

The ability to use short sales against-the-box as a tax-efficient management technique with respect to holdings of appreciated securities is limited to circumstances in which the hedging transaction is closed out not later than thirty days after the end of the Fund's taxable year in which the transaction was initiated, and the underlying appreciated securities position is held unhedged for at least the next sixty days after the hedging transaction is closed. Not meeting these requirements would trigger the recognition of gain on the underlying appreciated securities position under the federal tax laws applicable to constructive sales.

Preferred Stock. Preferred stock, like common stock, represents an equity ownership in an issuer. Generally, preferred stock has a priority of claim over common stock in dividend payments and upon liquidation of the issuer. Unlike common stock, preferred stock does not usually have voting rights. Preferred stock in some instances is convertible into common stock. Although they are equity securities, preferred stocks have certain characteristics of both debt and common stock. They are debt-like in that their promised income is contractually fixed. They are common stock-like in that they do not have rights to precipitate bankruptcy proceedings or collection activities in the event of missed payments. Furthermore, they have many of the key characteristics of equity securities due to their subordinated position in an issuer's capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows. The Fund will only invest in preferred stocks that are rated investment-grade at the time of investment by at least one nationally-recognized rating agency, or, if unrated, determined by the Sub-Adviser to be of comparable quality. S&P Ratings Services and Fitch Ratings consider securities rated BBB- and above to be investment-grade and Moody's Investors Service, Inc. considers securities rated Baa3 and above to be investment-grade.

Warrants. The Fund may invest in equity and index warrants of domestic and international issuers. Equity warrants are securities that give the holder the right, but not the obligation, to subscribe for equity issues of the issuing company or a related company at a fixed price either on a certain date or during a set period. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments. The sale of a warrant results in a long- or short-term capital gain or loss depending on the period for which a warrant is held.

When-Issued Securities and Forward Commitments. Securities may be purchased on a "forward commitment" or "when-issued" basis (meaning securities are purchased or sold with payment and delivery taking place in the future) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. However, the return on a comparable security when the transaction is consummated may vary from the return on the security at the time that the forward commitment or when-issued transaction was made. From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment or when-issued transactions may occur a month or more before delivery is due. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction. Forward commitment or when-issued transactions will not be entered into for the purpose of investment leverage.

Securities Lending. The Fund may seek to earn income by lending portfolio securities, up to 33 1/3% of its managed assets, to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans will be made only to organizations whose credit quality or claims paying ability is considered by the Sub-Adviser to be at least investment-grade and when the expected returns, net of administrative expenses and any finders' fees, justifies the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the Sub-Adviser on an ongoing basis. The Fund will not lend portfolio securities subject to a written American style covered call option contract. The Fund may lend portfolio securities subject to a written European style covered call option contract as long as the lending period is less than or equal to the term of the covered call option contract.

Borrowings. The Fund may borrow money to the extent permitted under the 1940 Act as interpreted, modified or otherwise permitted by the regulatory authority having jurisdiction. Although there is no current intention to do so, the Fund may in the future from time to time borrow money to add leverage to the portfolio. The Fund may also borrow money for temporary administrative purposes.

Other Investment Companies. The Fund may invest in securities of other open- or closed-end investment companies to the extent permitted under the 1940 Act, including ETFs that invest primarily in securities of the types in which the Fund may invest directly. In addition, the Fund may invest a portion of its managed assets in pooled investment vehicles (other than investment companies) that invest primarily in securities of the types in which the Fund may invest directly. The Fund generally expects that it may invest in other investment companies, including ETFs, and/or pooled investment vehicles during periods when it has large amounts of uninvested cash, during periods when there is a shortage of attractive securities of the types in which the Fund may invest directly available in the market or in order to increase the effectiveness of the collar strategy for risk management for the Fund. As an investor in an investment company, the Fund will bear its pro rata share of that investment company's expenses and would remain subject to payment of that investment company's advisory and administrative fees with respect to assets so invested. Common Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. The Sub-Adviser will take expenses into account when evaluating the investment merits of an investment in another investment company relative to available securities of the types in which the Fund may invest directly. In addition, the securities of other investment companies may be leveraged and therefore will be subject to the same leverage risks described herein.

The Fund may also invest its assets in money market instruments or money market funds, including ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates. The Fund's purchase of shares of an ING Money Market Fund will result in the Fund paying a proportionate share of the expenses of the ING Money Market Fund. ING Investments, as the Fund's investment adviser, will waive its fee in an amount equal to the advisory fee received by the investment adviser of the ING Money Market Fund in which the Fund invests resulting from the Fund's investment into the ING Money Market Fund.

Portfolio Turnover. The Fund will purchase and sell securities to seek to accomplish its investment objective. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions and other transaction costs on the purchase and sale of securities and reinvestment in other securities. Higher portfolio turnover may decrease the after-tax return to Common Shareholders to the extent it results in a decrease of the long-term capital gains portion of distributions to Common Shareholders. Although the Fund cannot accurately predict its portfolio turnover rate, under normal market conditions, it expects to maintain relatively low core turnover of its stock portfolio, not including purchases and sales of equity securities and options in connection with the Fund's options program. On an overall basis, the Fund's annual turnover rate may exceed 100%. A high turnover rate (100% or more) necessarily involves greater trading costs to the Fund and may result in greater realization of taxable capital gains.

See "Additional Investment Policies and Restrictions" in the SAI for more information regarding the Fund's investment restrictions.

RISKS

Risk is inherent in all investing. The following discussion summarizes some of the risks that you should consider before deciding whether to invest in the Fund. For additional information about the risks associated with investing in the Fund, see "Additional Investment Policies and Restrictions" in the SAI.

No Prior History

The Fund is a newly organized, diversified, closed-end management investment company with no history of operations or public trading of its Common Shares.

Market Discount Risk

Shares of closed-end management investment companies frequently trade at a discount to their NAV, and the Fund's Common Shares may likewise trade at a discount to their NAV. The trading price of the Fund's Common Shares may be less than the public offering price at any point in time and Common Shareholders who sell their shares within a relatively short period after completion of the public offering are likely to be exposed to this risk. Accordingly, the Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes.

Investment and Market Risk

An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of all or a portion of the amount invested. An investment in the Fund's Common Shares represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. In addition, by writing covered call options, capital appreciation potential will be limited. Your Common Shares at any point in time may be worth less than your original investment, even after taking into account any reinvestment of distributions. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries.

Foreign Investment and Emerging Markets Risk

Because the Fund invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Economic Risk.

The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Governments in emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In some cases, the government owns or controls many companies, including some of the largest in the country. Accordingly, government actions could have a significant effect on economic conditions in an emerging market country and on market conditions, prices and yields of securities in the Fund's portfolio. Moreover, the economies of emerging market countries may be heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Financial Market Risk.

The financial markets of emerging market countries have, for the most part, substantially less volume than more developed markets, and securities of many companies are less liquid and their prices are more volatile than securities of comparable companies in more sizeable markets. There are also varying levels of government supervision and regulation of exchanges, financial institutions and issuers in various countries. In addition, the manner in which foreign investors may invest in securities in certain countries, as well as limitations on such investments, may affect the investment operations of the Fund.

Securities Market Risk.

Investments in securities of issuers operating in emerging market countries may also be exposed to an extra degree of custodial ownership and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself). In some countries, market practice may require that payment shall be made prior to receipt of the security which is being purchased, or that delivery of a security must be made before payment is received. In such cases, default by a broker or bank through whom the relevant transaction is effected might result in a loss being suffered by the Fund. In addition, there is generally less governmental supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. The Adviser will seek, where possible, to cause the Fund to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the Adviser will be successful in eliminating this risk for the Fund, particularly as counterparties operating in emerging market countries frequently lack the substance or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise in respect of securities held by or to be transferred to the Fund. Furthermore, compensation schemes may be non-existent or limited or inadequate to meet the Fund's claims in any of these events.

Investment and Repatriation Restrictions.

Foreign investment in certain emerging country debt securities is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging country debt securities and increase the costs and expenses of the Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging market countries may also restrict investment opportunities in issuers in industries deemed important to national interests.

Emerging market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging country's balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

Entities with No or Poor Credit Ratings.

Investment in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations and in entities that have little or no proven credit rating or credit history. In any such case, the issuer's poor or deteriorating financial condition may increase the likelihood that the Fund will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud.

Foreign (Non-U.S.) Currency Risk

The Fund's portfolio will include equity securities of companies in foreign countries including emerging markets. The Fund's Common Shares are priced in U.S. dollars and the distributions paid by the Fund are paid in U.S. dollars. However, a significant portion of the Fund's assets will be denominated in foreign (non-U.S.) currencies. There is the risk that the value of such assets and/or the value of any distributions from such assets may decrease if the currency in which such assets are priced or in which they make distributions falls in relation to the value of the U.S. dollar. The Fund is not required to hedge its foreign currency risk, although it may do so through foreign currency exchange contracts and other methods.

Therefore, to the extent the Fund does not hedge its foreign currency risk, or the hedges are ineffective, the value of the Fund's assets and income could be adversely affected by currency exchange rate movements.

Options Risk

There are numerous risks associated with transactions in options. A decision as to whether, when and how to write call options under the Fund's strategy involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

The purchaser of a call option written on an ETF, an index of equity securities or equity security or securities that is written (sold) by the Fund has the right to any appreciation in the cash value of the price of such index, ETF, security or securities over the exercise price up to and including the expiration date. Where the underlying asset is held by the Fund, the Fund sells the potential appreciation in the value of the asset above the exercise price during the term of the call option in exchange for the premium, but retains the risk of potential decline in the value of that asset. Where the underlying asset is not held by the Fund, the Fund incurs a loss to the extent the value of the asset appreciates above the sum of the premium and the exercise price during the term of the call option. The exercise of call options may be in cash or in shares of the underlying securities. When a call option sold by the Fund is exercised or closed out, the Fund may be required to sell portfolio securities or to deliver portfolio securities to the option purchaser to satisfy its obligations when it would not otherwise choose to do so, or the Fund may choose to sell portfolio securities to realize gains to offset the losses realized upon option exercise. Such sales or delivery would involve transaction costs borne by the Fund and may also result in the realization of taxable capital gains, including short-term capital gains taxed at ordinary income tax rates, and may adversely impact the Fund's after-tax returns.

Rising prices of the equity securities or a security in respect of which a call option is written will increase the liability of the Fund under such call option. Such an increase in liability should generally be offset, at least in part, by appreciation in the value of the Fund's portfolio holdings. The Fund will seek to maintain written call options positions on selected ETFs and/or international, regional, or country indices, and/or on equity securities whose price movements, taken in the aggregate, are correlated with the price movements of the Fund's portfolio. To the extent that there is a lack of correlation and the ETFs, indices or equity securities underlying the Fund's written call options appreciate more than the Fund's portfolio, this may result in losses, or limit gains, to the Fund.

The principal factors affecting the market value of an option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the dividend yield of the underlying security, the actual or perceived volatility of the underlying security and the time remaining until the expiration date. The premium received for an option written by the Fund is recorded as an asset of the Fund and its obligation under the option contract as an equivalent liability. The Fund then adjusts over time the liability as the market value of the option changes. The value of each written option will be marked to market daily unless an exception is available under applicable accounting rules.

The transaction costs of buying and selling options consist primarily of bid/ask spreads and commissions (which are imposed in opening, closing, exercise and assignment transactions), but may also include margin and interest costs in particular transactions. The impact of transaction costs on the profitability of a transaction may often be greater for options transactions than for transactions in the securities because these costs are often greater in relation to options premiums than in relation to the cash value of the prices of underlying securities. Transaction costs may be especially significant in option strategies calling for multiple purchases and sales of options, such as call writing strategies. Transaction costs may be different for transactions effected in foreign markets than for transactions effected in U.S. markets. Transaction costs associated with the Fund's options strategy will vary depending on market circumstances and other factors.

The Fund's ability to implement its option strategy may be more limited than implementing such a strategy for equity portfolios that are less thematic and more comparable to broad market indices than the Fund. There can be no assurance that a liquid market will exist when the Fund seeks to establish or close-out a call option. In addition, OTC options may involve the risk that banks, broker-dealers or other financial institutions participating in such transactions will not fulfill their obligations.

The Fund does not intend to write (sell) call options where at the time the options are written, the value of the underlying assets exceeds the net asset value of the Fund's equity portfolio. For these purposes, the Fund treats options on indices as being written on securities having an aggregate value equal to the face or notional amount of the index subject to the option. Where the Fund does not own an asset underlying its written call option, the Fund will "cover" this written call position by segregating liquid assets in an amount equal to the market value of the underlying asset, by entering into an offsetting position (e.g., by purchasing a call option on the same asset as the call written where the exercise price of the purchased call is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated liquid assets in an amount equal to the difference) and/or by holding a portfolio of ETFs, equity securities or indices which substantially replicate the movement of the asset on which the option is written.

The Fund cannot guarantee that the call option strategy will be effective. The Fund may also write call options with different characteristics and managed differently than described above.

Issuer Risk

The value of securities held by the Fund may decline for a number of reasons that directly relate to the issuer, such as changes in the financial condition of the issuer, management performance, financial leverage and reduced demand for the issuer's goods and services. The amount of dividends paid may decline for reasons that relate to an issuer, such as changes in an issuer's financial condition or a decision by the issuer to pay a lower dividend. In addition, there may be limited public information available for the Sub-Adviser to evaluate foreign issuers.

Equity Risk

The NAV of the Fund's Common Shares will change as the prices of its portfolio investments go up or down. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. The prices of equity securities fluctuate based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by the Fund could decline if the financial condition of the companies declines or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Dividend Producing Equity Securities Risk

Companies that have historically paid dividends on their securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. Dividend producing equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund's investment in dividend producing equity securities may also limit its potential for appreciation during a broad market advance.

The prices of dividend producing equity securities can be highly volatile. Investors should not assume that a Fund's investments in these securities will necessarily reduce the volatility of the Fund's NAV or provide "protection," compared to other types of equity securities, when markets perform poorly.

Small-Cap and Mid-Cap Companies Risk

The Fund may invest in companies whose market capitalization is considered small as well as mid-cap companies. These companies often are newer or less established companies than larger companies. Investments in these companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities of small-cap and mid-cap companies may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, small-cap and mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of these companies generally are less liquid than those of larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like.

Corporate Debt Obligations Risk.

Prices of corporate debt obligations fluctuate and, in particular, are subject to several key risks including, but not limited to, interest-rate risk, credit risk, prepayment risk and spread risk. The market value of a corporate bond also may be affected by the credit rating of the corporation, the corporation's performance and perceptions of the corporation in the market place. There is a risk that the issuers of the corporate debt obligations in which the Fund may invest may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

Debt Securities Risk.

All debt securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest.)

Lower Rated and Unrated Securities Risk.

The Fund may invest in securities that are generally considered to have a credit quality rated below investment grade by a nationally recognized statistical rating organization such as Moody's and S&P. Non-investment grade securities (that is, rated Ba1 or lower by Moody's or BB+ or lower by S&P) are commonly referred to as "high yield" or "junk bonds" and are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. The Fund may invest in defaulted securities. Some of the debt securities held by the Fund, which may not be paying interest currently or may be in payment default, may be comparable to securities rated as low as C by Moody's or CCC or lower by S&P. These securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default, to be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or to be in default or not current in the payment of interest or principal.

Debt instruments rated below investment grade and unrated debt instruments generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade and unrated securities are especially subject to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of instruments rated below investment grade and unrated instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of securities rated below investment grade and unrated securities especially in a market characterized by a low volume of trading.

Corporate Debt Obligations Risk.

Prices of corporate debt obligations fluctuate and, in particular, are subject to several key risks including, but not limited to, interest-rate risk, credit risk, prepayment risk and spread risk. The market value of a corporate bond also may be affected by the credit rating of the corporation, the corporation's performance and perceptions of the corporation in the market place. There is a risk that the issuers of the corporate debt obligations in which the Fund may invest may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.]

General Leverage Risk.

There can be no assurance that the Fund will utilize leverage, or that, if utilized, it will be successful during any period in which it is employed. The use of leverage by the Fund would result in additional risks to the Fund's stockholders than if leverage had not been used and can magnify the effect of any losses. If the income and gains earned on securities to which the Fund has exposure through the use of leverage are greater than the related dividend on any Preferred Shares or the Fund's costs of borrowing, the Fund's returns will be greater than if leverage had not been used. Conversely, if the income and gains from those securities do not cover the payments due in connection with the leverage used, the return will be less than if the economic leverage had not been used. The Adviser nevertheless may determine to continue to use leverage if it believes that the benefits to the Fund's stockholders will in the long-term outweigh the potential risk of a reduced return. There is no assurance that the Fund's leverage strategy will be successful. The costs of an offering of Preferred Shares and/or a borrowing program will be borne by holders of common shares and, consequently, will result in a reduction of the net asset value of the common shares. During periods in which the Fund is using leverage, the fees paid by the Fund for investment advisory services will be higher than if the Fund did not use leverage, as the advisory fees paid will be calculated on the basis of the Fund's Managed Assets, which includes proceeds from the issuance of Preferred Shares and/or borrowings. In this regard, holders of Preferred Shares do not bear the investment advisory fee. Rather, holders of common shares bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds, which means that holders of common shares effectively bear the entire advisory fee. Leverage involves risks and special considerations that stockholders should consider, including:

•  the likelihood of greater volatility of net asset value, market price and dividend rate of the shares than a comparable portfolio without leverage;

•  when the Fund uses leverage, the fees payable to the Adviser will be higher than if the Fund did not use leverage;

•  the use of leverage may increase operating costs, which may reduce the Fund's total return; and

•  the effect of leverage in a declining market, which is likely to cause greater decline in the net asset value of the common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the common shares.

The Fund may be required to sell assets at a loss, or at an inopportune time, in order to redeem or pay off leverage, resulting in a decrease in the net asset value of the Fund. The Adviser, in its discretion, will continue the Fund's use of leverage where it believes that the benefits of maintaining the leveraged position will outweigh any current reduced return to current stockholders.

While the Fund may consider reducing leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and net asset value associated with leverage, there can, however, be no assurance that the Fund will actually reduce leverage in the future or that a reduction, if any, will benefit the common stockholders. Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in leverage would likely reduce the income and/or total returns to common stockholders as compared to a situation where the Fund had not reduced leverage. The Fund may decide that this risk outweighs the likelihood of achieving the desired reduction to volatility in income and share price if the prediction turned out to be correct and determine not to reduce leverage.

Lenders may impose specific restrictions as a condition to borrowing through a credit facility and, to the extent that the Fund issues Preferred Shares, the Fund intends to seek a credit rating from one or more nationally recognized statistical rating organizations and may therefore be subject to guidelines imposed by such rating organizations. Guidelines or restrictions imposed by a rating organization or lender may include asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the Investment Company Act. The Adviser does not anticipate that such guidelines or restrictions will adversely impact the performance of the Fund's portfolio in accordance with its investment objectives and policies.

Derivatives Risk

In addition to writing call options as part of the investment strategy, the risks of which are described above, the Fund may invest in a variety of derivative instruments for hedging or risk management purposes. Derivatives can be illiquid, may disproportionately increase losses and have a potentially large negative impact on the Fund's performance. Derivative transactions, including options on securities and securities indices and other transactions in which the Fund may engage (such as futures contracts and options thereon, swaps and short sales), may subject the Fund to increased risk of principal loss due to unexpected movements in stock prices, changes in stock volatility levels and interest rates and imperfect correlations between the Fund's securities holdings and indices upon which derivative transactions are based. The Fund also will be subject to credit risk with respect to the counterparties to any OTC derivatives contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Derivatives Regulation Risk

On July 21, 2010, Congress enacted the Dodd-Frank Wall Street Reform and Consumer Protection Act, which will impose comprehensive regulation on OTC derivatives, including the types of options and other derivatives transactions in which the Fund seeks to engage. The Act, which takes effect on July , 2011, will require central clearing for transactions entered into between major swap participants and certain other parties, and provides, as pertinent here, the SEC with authority to impose position limits in the OTC derivatives markets. Subject to rulemaking by the SEC, the Act will require certain large participants in these markets, called major swap participants, to register with the SEC, and they will be subject to substantial supervision and regulation, including capital standards, margin requirements, business conduct standards, and recordkeeping and reporting requirements.

While it seems unlikely that the Fund would be considered a major swap participant, it is not known at this time how the SEC will define the term, and such treatment could subject the Fund to additional capital or margin requirements relating to its derivatives activities, and to additional restrictions on those activities. If that occurs, it could have an adverse effect on the Fund's ability to engage in the options strategies described above, increase the costs of such activities, and/or otherwise reduce the effectiveness of the Fund's investment strategies. In addition, even if the Fund is not considered a major swap participant, the increased regulation of derivatives trading imposed by the Act may impose additional regulatory burdens that could increase costs and reduce the benefits of the Fund's derivatives trading strategy.

Interest Rate Risk

The level of premiums from covered call option writing and the amounts available for distribution from the Fund's options activity may decrease in declining interest rate environments. The value of the Fund's investments in equity securities may also be influenced by changes in interest rates. When interest rates rise, the market value of certain of such securities may fall. With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the Fund's income to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Inflation Risk.

Inflation risk refers to fluctuations in the value of currency. Inflation decreases the value of money, thereby decreasing the real value of the Fund's future investment returns. To the extent that inflation occurs, it will reduce the real value of dividends paid by the Fund and the Fund's shares. Most emerging market countries have experienced substantial, and in some periods extremely high and volatile, rates of inflation. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed at times in certain countries.

Credit Risk

Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether. Lower quality securities (including securities that have fallen below investment-grade and are classified as "junk bonds") have greater credit risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt securities are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.

Illiquid Securities Risk

The Fund may invest up to 15% of its managed assets in illiquid securities. For this limit, a security is considered illiquid if it cannot be disposed of in seven days at approximately the price at which the Fund carries the security on its books. In the case of exchange-traded options or options written in the OTC markets, an option will be considered illiquid by the Fund if it cannot be closed in seven days. The Fund may not be able to sell an illiquid security at a favorable time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which may negatively impact the price the Fund would receive upon disposition. The Fund's policy on liquidity of options varies from the position used by open-end funds in that the Fund relies on the ability to close an OTC option on the market to consider it liquid, whereas OTC options on which they are written are generally treated as illiquid by open-end funds. As a result, the Fund may invest a greater portion of its assets in options traded over-the-counter than could an open-end fund.

Distribution Risk

The Fund's ability to pay distributions varies widely over the short- and long-term. If stock prices or stock market volatility declines, the level of premiums from writing covered call options will likely decrease as well. Payments to close-out written call options will reduce amounts available for distribution from short-term gains earned in respect of Call Option expiry or close-out. Net realized and unrealized gains on the Fund's stock investments will be determined primarily by the direction and movement of the relevant stock market (and the particular stocks held). Dividends on equity securities are not fixed but are declared at the discretion of the issuer's board of directors. There can be no assurance that quarterly distributions paid by the Fund to the Common Shareholders will be maintained at initial levels or increase over time.

Tax Risk

The tax treatment and characterization of the Fund's distributions may vary significantly from time to time because of the varied nature of the Fund's investments. The Fund may distribute what is called a "return of capital" if the distributions by the Fund exceed the Fund's earnings. In such a case, the portion of the distributions that exceed earnings is, in effect, a partial return of the amount you invested in the Fund. For tax purposes, if the Fund's total distributions for any year exceed the amount of its investment company taxable income and net capital gain for the year, any such excess would generally be characterized as a return of capital for federal income tax purposes. Distributions in any year may include a substantial return of capital component. If the Fund has capital loss carryovers from prior years that offset capital gains in a current year, the distribution of such current year capital gains will generally be taxed as ordinary income and not as a return of capital.

For example, because of the nature of the Fund's investments, the Fund may distribute net short-term capital gains early in the calendar year, but incur net short-term capital losses later in the year, thereby offsetting the short-term net capital gains for which distributions have already been made by the Fund. In such a situation, the amount by which the Fund's total distributions exceed total taxable income and taxable net gains would generally be treated as a return of capital for tax purposes.

If the Fund makes a distribution that is a return of capital for tax purposes, such amount may not be taxable (because it is, in effect, a partial return of your investment), but such return of capital reduces the amount of the tax basis in your shares. As a result, a return of capital would normally result in a higher taxable capital gain on the sale of your shares (or lower capital loss if you lose money on your investment). As an example, if you invest $10,000, and have an initial tax basis of $10,000, a $2,000 return of capital would reduce your tax basis to $8,000 and if you subsequently sell your shares for $11,000 you would generally have a taxable gain of $3,000, whereas without the return of capital, your taxable gain would generally have been $1000.

Under the 1940 Act, for any distribution that includes amounts from sources other than net income, the Fund is required to provide Common Shareholders a written statement regarding the components of such distribution. Such a statement will be provided at the time of any distribution believed to include any such amounts, which could include distributions of capital gains and/or returns of capital. However, the ultimate tax characterization of the Fund's distributions made in a calendar year cannot finally be determined until the end of that calendar year. In addition, the Fund's income distributions that qualify for favorable tax treatment may be affected by the IRS interpretations of the Code and future changes in tax laws and regulations. See "Tax Matters."

Any non-U.S. shareholders will generally be subject to withholding of U.S. tax on the Fund's distributions.

Tax Regulations.

Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.

International Sanctions.

From time to time, certain of the companies in which the Fund expects to invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As an investor in such companies, the Fund will be indirectly subject to those risks.

Common Stock Risk.

The Fund's investments will include common stocks. In general, common stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

Convertible Securities Risk.

The Fund may invest in securities that are convertible into common stock or other securities of the same or a different issuer or into cash within a particular period of time at a specified price or formula. Convertible securities are generally debt securities (but may include preferred stock) and generally rank senior to common stocks in an issuer's capital structure and, therefore, entail less risk than the issuer's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a debt security (the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, will generally trade at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a debt security with a possibility of capital appreciation due to the conversion privilege.) At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities may be purchased by the Fund at varying price levels above their investment values and/or their conversion values in keeping with the Fund's objectives.

The Fund may invest in convertible securities rated below investment grade, which may be referred to as "junk." Although the Fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that convertible securities rated in these categories are considered high risk securities; the rating agencies consider them speculative with respect to the issuer's continuing ability to make timely payments of interest and principal. Thus, to the extent that such convertible securities are acquired by the Fund, there is a greater risk as to the timely repayment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher-rated convertible securities.

There are additional special risks associated with the Fund's investments in "exchangeable" and "synthetic" convertible securities. These securities may be more volatile and less liquid than traditional convertible securities.

Risks of Investing in Other Investment Companies.

Subject to the limitations set forth in the Investment Company Act or as otherwise permitted by the Securities and Exchange Commission, the Fund may acquire shares in other investment companies, including foreign investment companies and ETFs, which may be managed by the Adviser or its affiliates. The market value of the shares of other investment companies may differ from the net asset value of the particular fund. The shares of closed-end investment companies frequently trade at a discount to their net asset value. As a stockholder in an investment company, the Fund would bear its ratable share of that entity's expenses, including its investment advisory and administration fees. At the same time, the Fund would continue to pay its own advisory and administration fees and other expenses. As a result, the Fund and its stockholders, in effect, will be absorbing duplicate levels of fees with respect to investments in other investment companies.

Exchange-Traded Funds.

The Fund may purchase shares of various ETFs, including exchange-traded index funds, on an exchange or in creation unit aggregations. Exchange-traded index funds seek to track the performance of various securities indices. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or security rises and falls. The market value of their shares may differ from the net asset value of the particular fund. As a stockholder in an ETF (as with other investment companies), the Fund would bear its ratable share of that entity's expenses. At the same time, the Fund would continue to pay its own investment management fees and other expenses. As a result, the Fund and its stockholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs.

Portfolio Turnover Risk

Changes to the investments of the Fund may be made regardless of the length of time particular investments have been held. As a result of the options strategy, the Fund may experience a higher turnover rate than a fund that does not employ such a strategy. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of the Fund will vary from year to year, as well as within a year. The Fund may, but under normal market conditions does not intend to, engage in frequent and active trading of portfolio securities to achieve its investment objective. However, annual portfolio turnover as a result of the Fund's purchases and sales of equity securities and options in connection with its options strategy may exceed 100%, which is higher than many other investment companies and would involve greater trading costs to the Fund and may result in greater realization of taxable capital gains.

Management Risk

The Fund is subject to management risk because it is an actively-managed portfolio. The Sub-Adviser and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Sub-Adviser has a wide range of experience in managing equity portfolios (including portfolios that contain emerging market related equities), and strategies that involve options (including the writing of call options on an account's portfolio securities). However, the Sub-Adviser does not have experience in managing equity portfolios that combine emerging market portfolios with a strategy of writing (selling) Call Options similar to the strategy described in this prospectus. While the Sub-Adviser has developed its approach through the testing of models in different market environments, investors bear the risk that the combination of strategies has not been tested in actual funds or accounts, and has not been utilized in various market cycles.

IPOs Risk

IPOs and companies that have recently become public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs. Furthermore, stocks of newly-public companies may decline shortly after the IPO. If the Fund's assets grow, it is likely that the effect of the Fund's investment in IPOs on the Fund's return will decline.

Depositary Receipts Risk

The Fund may invest in depositary receipts, including unsponsored depositary receipts. The issuers of unsponsored depositary receipts may not provide as much information about the underlying issuer and the depositary receipts may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Securities Lending Risk

To seek to generate additional income, the Fund may lend portfolio securities in an amount equal to up to 33 1/3% of the Fund's managed assets. The Fund intends to engage in lending portfolio securities only when such lending is fully secured by investment-grade collateral held by an independent agent. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially. In addition, there is the risk that, when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, securities lending is subject to counterparty risk.

Sub-Custody Risk

The Fund may invest in markets where custodial and/or settlement systems are not fully developed. The assets of the Fund that are traded in such markets and which have been entrusted to such sub-custodians may be exposed to risk in circumstances where the sub-custodian will have no liability.

Short Sales Risk

A short sale "against the box" may be used to hedge against market risks when the Sub-Adviser believes that the price of a security may decline, causing the value of a security owned by the Fund or a security convertible into or exchangeable for such security to decline. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns.

Preferred Stock Risk

Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of holders of preferred stock on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Market Disruption and Geo-Political Risk

The aftermath of the war with Iraq, the continuing occupation of Iraq, instability in the Middle East and terrorist attacks in the U.S. and around the world have had a substantial impact on the U.S. and world economies and securities markets. The nature, scope and duration of the occupation cannot be predicted with any certainty. Terrorist attacks closed some of the U.S. securities markets in 2001, and similar events cannot be ruled out in the future. The war and occupation, terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. These risks may adversely affect individual issuers and securities markets, interest rates, secondary trading, ratings, investor psychology, credit risk, inflation and other factors relating to the Common Shares and the investments made by the Fund.

Current Capital Markets Environment Risk.

Global financial markets and economic conditions have been volatile in recent years due to a variety of factors, including significant write-offs in the financial services sector. General market uncertainty has resulted in declines in valuation, greater volatility and less liquidity for a variety of securities. During times of increased market volatility, the Fund may not be able to sell portfolio securities readily at prices reflecting the values at which the securities are carried on its books. Sales of large blocks of securities by market participants that are seeking liquidity can further reduce prices in an illiquid market.

The cost of raising capital in the fixed-income and equity capital markets has increased while the ability to raise capital from those markets has diminished. In particular, as a result of concerns about the general stability of financial markets and specifically the solvency of lending counterparties, the cost of raising capital from the credit markets generally has increased as many lenders and institutional investors have increased interest rates, enacted tighter lending standards, refused to refinance debt on existing terms or at all and reduced, or in some cases ceased to provide, funding to borrowers. In addition, lending counterparties under existing revolving credit facilities and other fixed-income instruments may be unwilling or unable to meet their funding obligations. Due to these factors, companies may be unable to obtain new fixed-income or equity financing on acceptable terms. If funding is not available when needed, or is available only on unfavorable terms, companies may not be able to meet their obligations as they come due. Moreover, without adequate funding, companies may be unable to execute their maintenance and growth strategies, complete future acquisitions, take advantage of other business opportunities or respond to competitive pressures, any of which could have a material adverse effect on their revenues and results of operations.

The prolonged continuation or further deterioration of current market conditions could adversely impact the Fund's portfolio.

ING Groep Restructuring.

ING Groep has adopted a formal restructuring plan pursuant to which certain businesses, including the Adviser, Sub-Adviser and certain Affiliates would be separated from ING Groep by the end of 2013. The restructuring plan and the uncertainty about its implementation may be disruptive to the businesses of ING entities, and may cause, among other things, interruption or reduction of business and services, diversion of management's attention from day-to-day operations, and loss of key employees or customers. A failure to complete the divestment on favorable terms could have a material adverse impact on the assets, profitability, capital adequacy, and operations of the businesses subject to the divestment. The divestment may result in the Adviser's and Sub-Adviser's loss of access to services and resources of ING Groep, which could adversely affect their businesses and profitability. In addition, the divestment of ING businesses, including the Adviser and Sub-Adviser, may potentially be deemed a "change of control" of each entity. A change of control would result in the termination of the Fund's advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the Fund's Board of Trustees, and may trigger the need for shareholder approval.

Anti-Takeover Provisions

The Fund's Declaration of Trust, as may be amended, includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. These provisions could have the effect of depriving the holders of Common Shares of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares. See "Certain Provisions in the Declaration of Trust."

No Temporary Defensive Positions Risk

The Fund will seek to invest in accordance with its investment objectives and generally will not adopt temporary defensive positions to hedge against adverse market conditions.

MANAGEMENT OF THE FUND

The business and affairs of the Fund, including supervision of the duties performed by the Fund's Adviser and Sub-Adviser, are managed under the direction of its Board of Trustees. The names and business addresses of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under "Management of the Fund" in the SAI.

Investment Advisers

ING Investments is an Arizona limited liability company, registered as an investment adviser with the SEC, and is an indirect, wholly-owned subsidiary of ING Groep. ING Groep, which is located at Strawinskylaan 2631, 107722 Amsterdam P.O. Box 810, 1000 AV Amsterdam, the Netherlands, is a global financial institution of Dutch origin offering banking, investments, life insurance, and retirement services to over 75 million private, corporate, and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. As of September 30, 2009, ING Investments had approximately $44 billion of assets under management. See "Management of the Fund."

The Fund and ING Investments have entered into an Investment Management Agreement that requires ING Investments to provide investment advisory and portfolio management services for the Fund. The agreement with ING Investments may be cancelled by the Board or the Fund's shareholders upon 60 days' written notice. Under the agreement, ING Investments bears its expenses of providing the services described above in exchange for an annual fee. For its services including supervising the Sub-Adviser and providing certain administrative services to the Fund, ING Investments will receive an annual fee, payable monthly, in an amount equal to [X] of the Fund's average daily managed assets. Option contracts written (sold) by the Fund are recorded as liabilities, while option contracts purchased by the Fund are recorded as assets. As the net aggregate value of the option contracts written by the Fund increases, the liability related to those contracts increases, thereby reducing the managed assets of the Fund and decreasing the management fee payable to the Adviser. Conversely, as the net aggregate value of the option contracts purchased by the Fund increases, the value of the asset related to those contracts increases, thereby increasing the managed assets of the Fund and increasing the management fee payable to the Adviser. In addition, the fee paid to ING Investments will be calculated on the basis of the Fund's average daily managed assets, including proceeds from the issuance of preferred shares and/or borrowings, if any. Consequently, the fees will be higher when leverage is utilized.

IIM B.V. will be responsible for investing the Fund's assets in accordance with the Fund's investment objective and strategies. IIM B.V. is a Netherlands corporation with principal offices at Prinses Beatrixlaan 15, 2595 AK The Hague, the Netherlands. Organized in 1896, IIM B.V. became an investment advisory company in 1991. IIM B.V. is registered as an investment adviser with the SEC. It is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. As of December 31, 2009, IIM B.V. had approximately $2.4 billion in assets under management. IIM B.V. operates under the collective management of ING Investment Management Europe, which, as of December 31, 2009, had approximately $203 billion in assets under management.

IIM B.V. is a non-resident investment adviser with all of its assets located outside of the United States. Investors will be able to effect service of process on IIM B.V. by serving Gerald Lins, General Counsel, ING Investment Management Co., 230 Park Avenue, New York, NY 10169. Investors will be able to enforce, in U.S. courts, judgments against IIM B.V. obtained in such courts that are predicated upon the civil liability provisions of U.S. federal securities laws. Courts in The Netherlands have discretionary power to attach such weight to foreign judgments as they deem fit in the absence of a treaty or an act regarding judgments rendered by foreign courts. No such treaty or act currently exists in regards to judgments rendered by a court in the United States.

Courts in The Netherlands also have discretionary power to enforce, in original actions, liabilities predicated solely upon the U.S. federal securities laws as they deem fit.

For its services, IIM B.V. will receive from ING Investments, a sub-advisory fee equal to [          ] of the Fund's average daily net assets. No advisory fee will be paid by the Fund directly to the Sub-Adviser.

ING Groep—ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser, Sub-Adviser and certain affiliates, would be separated from ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Fund.

The restructuring plan and the uncertainty about its implementation may be disruptive to the businesses of ING entities, and may cause, among other things, interruption or reduction of business and services, diversion of management's attention from day-to-day operations, and loss of key employees or customers. A failure to complete the divestment on favorable terms—whether by sale, through one or more initial public offerings, a spin-off or otherwise—could have a material adverse impact on the assets, profitability, capital adequacy, and operations of the businesses subject to the divestment. The divestment may result in the Adviser's and Sub-Adviser's loss of access to services and resources of ING Groep, which could adversely affect their businesses and profitability. In addition, the divestment of ING businesses, including the Adviser and Sub-Adviser, may potentially be deemed a "change of control" of each entity. A change of control would result in the termination of the Fund's advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the Fund's Board, and may trigger the need for shareholder approval.

For a discussion of the Board's approval of the investment advisory and sub-advisory relationships, please refer to the Fund's annual shareholder report to be dated February 28, 2011.

Investment Management Team

Set forth below is information regarding the members of the investment team that are primarily responsible for the management of the Fund's portfolio. The team consists of investment professionals with a variety of specializations. It is expected that each investment management team member listed below will play a role in the management of the Fund's portfolio from the inception of the Fund under the leadership of Moudy El Khodr and Kris Hermie.

Moudy El Khodr will serve as a lead portfolio manager for the Fund. He will be responsible for implementing the Fund's overall investment strategy, including security selection and portfolio construction. Mr. El Khodr joined IIM B.V. in 2001 and is responsible for the Global High Dividend strategies. He has been in charge of the Belgian funds (including the Belgian High Dividend fund, the Star fund and the Global Equity Portfolio) since he joined ING IM. Prior to this he was an equity fund manager at Banque Générale du Luxembourg (BGL). He started his career at the Belgian stock exchange (now Euronext Brussels) in the study and statistics department. Moudy holds a degree in Economics and is a European Certified Financial Analyst.

Kris Hermie, CFA, will also serve as a lead portfolio manager for the Fund. He joined the value team at IIM B.V. in January 2007 as a senior portfolio manager and is responsible for the Global High Dividend strategies. Prior to joining IIM B.V. he worked at Dexia Asset Management from December 2002 until December 2006, where he managed value inspired portfolios for pension funds and insurance companies. He started his career in 1998 at Bank Corluy where he worked as an analyst and later on as a fund manager managing regional Belgian funds and the Global technology fund. Kris has a Master in Commercial Sciences from Ehsal in Brussels and received his Chartered Financial Analyst designation in 2002.

Nicolas Simar is the Head of the value team in the Equity Investments department. In this capacity he is responsible for all value strategies, including those implemented by the Fund. He started his career at the Banque Bruxelles Lambert in 1996 (now part of ING) as an Investment Manager Fixed Income and moved three years later to the equity team to manage the Euro High Dividend strategy. He holds a degree in Civil Engineering from the Université Catholique de Louvain (1994) and a degree in Business Administration from the Institut Français du Pétrole (Paris, 1995).

Patrick den Besten will coordinate emerging markets fundamental research for the Fund. Patrick joined IIM B.V. in 2000 and is the Head of the Corporate Analytics-Emerging Markets team, a team of 6 bottom up focused global emerging markets analysts. Patrick also co-manages the global emerging market equity strategies. Before joining the emerging market team Patrick was Head of the Global Industrials and Materials Team and Deputy Head of the Global Sectors team (since 2006). The Global Sectors team's primary focus and responsibility was twofold: bottom-up research and stock selection as an input to all portfolio management teams and the management of all sector dedicated products. Prior to this position, Patrick focused on General Industrials and Basic Industries sectors in European Equities and was the sector co-ordinator for global basic materials, industrials and consumer durables. Before joining IIM B.V., Patrick worked at AEGON Asset Management where he was involved in tactical asset allocation and equity strategy. Patrick graduated 'cum laude' in Financial Economics from the University of Tilburg in 1997.

Willem van Dommelen will serve as a portfolio manager and is responsible for structuring and implementing the Fund's option strategy. Willem joined IIM B.V. in 2002 and is currently a member of the structured products department's Fund Management team. In that capacity, he is responsible for managing a range of structured products and the execution of transactions in the derivatives portfolios. Willem started his career as Portfolio Manager Institutional Clients, where he was responsible for the client servicing of around 80 institutional clients of IIM B.V. Willem obtained his Masters degree in Economics from Tilburg University, The Netherlands in 2002, specializing in accountancy and investment theory. He holds a RBA degree (registered investment analyst).

Edwin Cuppen will serve as a portfolio manager and is also responsible for structuring and implementing the Fund's option strategy. Edwin joined IIM B.V. in 2007 and is currently responsible for managing a range of structured mutual funds and the execution of transactions in derivatives portfolios. Before joining ING IM, from October 2004 until June 2007 he worked for Rabobank International as Treasury Sales Advisor, where was responsible for selling foreign currency, foreign currency derivatives and rate derivatives to financial institutional clients Edwin started his career in 2000 trading foreign currency forwards and money market derivatives with ABN AMRO Bank. Edwin obtained his Master's degree in Financial Management from Nyerode University in Breukelen in 1999, specializing in Corporate Finance and Treasury. In addition, Edwin holds an RBA-degree (Certified European Financial Analyst) and CAIA designation (Chartered Alternative Investment Analyst).

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

The Administrator

The administrator of the Fund is ING Funds Services, LLC ("ING Funds Services" or the "Administrator"). Its principal business address is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. The Administrator is a wholly-owned subsidiary of ING Groep and the immediate parent company of ING Investments.

Under an Administration Agreement between ING Funds Services and the Fund, ING Funds Services administers the Fund's corporate affairs subject to the supervision of the Board of the Fund. ING Funds Services also furnishes the Fund with office facilities and furnishes executive personnel together with clerical personnel who provide certain recordkeeping and administrative services. These services include preparation of annual and other reports to shareholders and to the SEC. ING Funds Services also handles the filing of federal, state and local income tax returns not being furnished by the Custodian or Transfer Agent (as defined below).

The Administration Agreement also requires ING Funds Services to assist in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Administrator has authorized all of its officers and employees who have been elected as officers of the Fund to serve in such capacities.

All services furnished by the Administrator under the Administration Agreement may be furnished by such officers or employees of the Administrator. The Fund pays ING Funds Services an administration fee, computed daily and payable monthly. The Administration Agreement states that ING Funds Services is entitled to receive a fee at an annual rate of 0.10% of the Fund's average daily managed assets. The Administration Agreement may be canceled by the Board of Trustees upon 60 days' written notice.

Control Person

Prior to the Offering, ING Investments will purchase Common Shares from the Fund in an amount sufficient to satisfy the net worth requirements of Section 14(a) of the 1940 Act. At that time, ING Investments will own 100% of the outstanding Common Shares. ING Investments may be deemed to control the Fund until such time as it owns less than 25% of the outstanding Common Shares, which is expected to occur as of the completion of the Offering.

Information Regarding Trading of ING's U.S. Mutual Funds

ING Investments, the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the "Boards") of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep, including ING Investments (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

ING Investments has advised the Boards that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas.

Nonetheless, ING Investments reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. ING Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•  ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

DESCRIPTION OF SHARES

Common Shares

The Fund's Declaration of Trust authorizes the issuance of an unlimited number of common shares of beneficial interest, par value $0.01 per share. All Common Shares have equal rights to the payment of dividends and other distributions and the distribution of assets upon liquidation. Common Shares will, when issued, be fully paid and non-assessable by the Fund, except to the extent provided in the Declaration of Trust, and will have no pre-emptive or conversion rights or rights to cumulative voting.

Common Shareholders are entitled to share equally in dividends declared by the Board payable to holders of Common Shares and in the net assets of the Fund available for distribution to holders of Common Shares upon liquidation after payment of the preferential amounts payable to holders of any outstanding preferred shares.

Common Shareholders are entitled to one vote for each share held. The Common Shares and any preferred shares do not have cumulative voting rights, which means that the holders of more than 50% of the Common Shares and any preferred shares voting for the election of Trustees can elect all of the Trustees standing for election by such holders, and in such event, the holders of the remaining Common Shares and any preferred shares will not be able to elect any of such Trustees.

The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder or former shareholder held personally liable for the obligations of the Fund solely by reason of such person's status as a shareholder or former shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

Neither Common Shareholders nor holders of any preferred shares have pre-emptive or conversion rights and Common Shares are not redeemable. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund and the liquidation preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among the holders of the Common Shares.

If preferred shares are issued and outstanding, holders of Common Shares will not be entitled to receive any distributions from the Fund unless, at the time of such declaration, (1) all accrued dividends on preferred shares or accrued interest on borrowings have been paid and (2) the value of the Fund's total assets (determined after deducting the amount of such dividend or other distribution), less all liabilities and indebtedness of the Fund not represented by senior securities, is at least 300% of the aggregate amount of such securities representing indebtedness and at least 200% of the aggregate amount of securities representing the aggregate liquidation value of the outstanding preferred shares.

Preferred Shares

The Fund has no current intention of issuing any shares other than the Common Shares. However, the Fund's Declaration of Trust authorizes the issuance of a class of preferred shares (which class may be divided into one or more series) as the Trustees may, without shareholder approval, authorize. Any preferred shares will have such preferences, voting powers, terms of redemption, if any, and special or relative rights or privileges (including conversion rights, if any) as the Trustees may determine and as will be set forth in a certificate of designation establishing the terms of the preferred shares. The number of shares of the preferred class or series authorized is unlimited, and the shares authorized may be represented in part by fractional shares.

Any decision to offer preferred shares is subject to market conditions and to the management's continuing belief that leveraging the Fund's capital structure through the issuance of preferred shares is likely to be consistent with the benefits to the Common Shares described in this prospectus for long-term investors. The terms of any preferred shares will be determined by the Board in consultation with ING Investments (subject to applicable law and the Fund's Declaration of Trust) if and when it authorizes a preferred shares offering.

Preferred shares will have complete priority over the Common Shares as to distribution of assets. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, holders of preferred shares will be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus accumulated and unpaid dividends thereon, whether or not earned or declared) before any distribution of assets is made to holders of Common Shares.

The 1940 Act also requires that the holders of preferred shares, voting as a separate class, have the right to elect at least two trustees at all times and elect a majority of the trustees at any time when dividends on such class of securities are unpaid for two full years. In each case, the holders of Common Shares voting separately as a class will elect the remaining trustees.

In the event of any future issuance of preferred shares, the Fund likely would seek a credit rating for such preferred shares from one or more nationally recognized rating agencies. In such event, as long as preferred shares are outstanding, the composition of its portfolio will reflect guidelines established by such rating agency. Based on previous guidelines established by such rating agencies for the securities of other issuers, the Fund anticipates that the guidelines with respect to any preferred shares would establish a set of tests for portfolio composition and asset coverage that supplement (and in some cases are more restrictive than) the applicable requirements under the 1940 Act. Although, at this time, no assurance can be given as to the nature or extent of the guidelines, which may be imposed in connection with obtaining a rating of any preferred shares, the Fund anticipates that such guidelines would include asset coverage requirements that are more restrictive than those under the 1940 Act, restrictions on certain portfolio investments and investment practices, requirements that the Fund maintain a portion of its assets in short-term, high-quality, fixed-income securities and certain mandatory redemption requirements relating to any preferred shares. No assurance can be given that the guidelines actually imposed with respect to any preferred shares by such rating agency would be more or less restrictive than as described in this prospectus.

Borrowings

The Fund has no current intention to borrow money for the purpose of obtaining investment leverage. The Fund may obtain a short-term working capital facility to facilitate the execution of its risk management and level distribution strategy with minimum portfolio turnover. The aggregate of any such working capital facility is not expected to exceed 5% to 10% of the value of the Fund.

In the event the Fund in the future determines to engage in investment leverage, in whole or in part, through borrowings, the Fund may enter into definitive agreements with respect to a credit facility/commercial paper program or other borrowing program. The Fund may negotiate with commercial banks to arrange a credit facility/commercial paper program pursuant to which the Fund would expect to be entitled to borrow up to a specified amount. Any such borrowings would constitute financial leverage. Such a facility/commercial paper program would not be expected to be convertible into any other securities of the Fund, outstanding amounts would be expected to be prepayable by the Fund prior to final maturity without significant penalty and there are not expected to be any sinking fund or mandatory retirement provisions. Outstanding amounts would be payable at maturity or such earlier times as required by the agreement. The Fund may be required to prepay outstanding amounts under the facility/program or incur a penalty rate of interest in the event of the occurrence of certain events of default. The Fund would be expected to indemnify the lenders under the facility/program against liabilities they may incur in connection with the facility/program.

In addition, the Fund expects that any such credit facility/program would contain covenants that, among other things, likely would limit the Fund's ability to pay distributions in certain circumstances, incur additional debt, change its fundamental investment policies and engage in certain transactions, including mergers and consolidations, and may require asset coverage ratios in addition to those required by the 1940 Act. The Fund may be required to pledge its assets and to maintain a portion of its assets in cash or high-grade securities as a reserve against interest or principal payments and expenses. The Fund expects that any credit facility/program would have customary covenant, negative covenant and default provisions. There can be no assurance that the Fund will enter into an agreement for a credit facility/program on terms and conditions representative of the foregoing, or that additional material terms will not apply. In addition, if entered into, any such credit facility/program may in the future be replaced or refinanced by one or more credit facilities having substantially different terms or by the issuance of preferred shares or debt securities.

Effects of Possible Future Leverage

As discussed above, the Fund has no current intention to issue preferred shares or to borrow money for the purpose of obtaining investment leverage, though it may enter into a working capital facility to facilitate its options strategy. In the event that the Fund determines in the future to utilize investment leverage, there can be no assurance that such a leveraging strategy would be successful during any period in which it is employed. Leverage creates risks for Common Shareholders, including the likelihood of greater volatility of NAV and market price of the Common Shares and the risk that fluctuations in distributions on any preferred shares or fluctuations in borrowing costs may affect the return to Common Shareholders. To the extent the amounts available for distribution derived from securities purchased with proceeds received from leverage exceed the cost of leverage, the Fund's distributions would be greater than if leverage had not been used. Conversely, if the amounts available for distribution derived from securities purchased with such proceeds are not sufficient to cover the cost of leverage, distributions to Common Shareholders would be less than if leverage had not been used. In the latter case, the Adviser, in its best judgment, may nevertheless determine to maintain the Fund's leveraged position if it deems such action to be appropriate. The costs of an offering of preferred shares and/or a borrowing program would be borne by Common Shareholders and consequently would result in a reduction of the NAV of Common Shares.

In addition, the fee paid to the Adviser will be calculated on the basis of the Fund's average daily managed assets, including proceeds from the issuance of preferred shares and/or borrowings, so the fees would be higher if leverage is utilized. In this regard, holders of preferred shares would not bear the investment advisory fee. Rather, Common Shareholders would bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds of the preferred shares offering.

NET ASSET VALUE

Net Asset Value

The NAV per Common Share of the Fund is determined each business day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Fund is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Fund shares will not be priced on those days. The NAV per Common Share is determined by dividing the value of the Fund's assets (including interest accrued but not collected) less all liabilities (including accrued expenses and less the liquidation preference of any outstanding preferred shares) by the number of shares outstanding. The NAV per Common Share is made available for publication.

Valuation of the Fund's Assets

The assets in the Fund's portfolio are valued in accordance with the Fund's Valuation Procedures adopted by the Board. Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the OTC market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day.

In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in 60 days or less will generally be valued at amortized cost. This involves valuing such a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

Securities and assets for which reliable market value quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith under the supervision of the Fund's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Fund calculates its NAV may also be valued at their fair values as determined in good faith under the supervision of the Fund's Board, in accordance with methods that are specifically authorized by the Board.

The valuation procedures applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration may be given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

The prices of foreign securities are determined using information derived from pricing services and other sources. The value of the foreign securities traded on exchanges outside the U.S. is generally based upon the price on the foreign exchange as of the close of business of the exchange preceding the time of valuation (or, if earlier, at the time of the Fund's valuation). Foreign securities markets may close before the Fund determines its NAV. European, Asian, Latin American or other international securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund's NAV may not take place contemporaneously with the determination of the prices of securities held by the Fund in foreign securities markets. The value of the Fund's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or sell shares of the Fund.

If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund's NAV is calculated, such event may cause the closing price on the foreign exchange not to represent a readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the Fund's Valuation Procedures. Events after the close of trading on a foreign market that could require the Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters and political and other events.

Among other elements of analysis in the determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of the securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations recommended by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund's NAV.

Quotations of foreign securities denominated in foreign currencies are converted to U.S. dollar equivalents using the applicable foreign exchange quotation in effect at 4:00 p.m. Eastern time.

Options that are traded over-the-counter will be valued using one of three methods: (1) dealer quotes, (2) industry models with objective inputs or (3) by using a benchmark arrived at by comparing prior-day dealer quotes with the corresponding change in the underlying security or index. Exchange traded options will be valued using the last reported sale. If no last sale is reported, exchange traded options will be valued using an industry accepted model such as "Black Scholes." Options on currencies purchased by the Fund are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

The fair value of other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of common shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

DISTRIBUTIONS

Initial Distribution

The Fund's initial distribution is expected to be declared approximately [ ] days after the completion of the Offering, and paid approximately [ ] days after the completion of the Offering, depending upon market conditions. Thereafter, distributions are expected to be declared quarterly, depending on market conditions. Unless an election is made to receive dividends in cash, shareholders will automatically have all dividends and distributions reinvested in Common Shares through the receipt of additional unissued but authorized Common Shares from the Fund or Common Shares purchased in the open market through the Fund's Dividend Reinvestment Plan.

Level Rate Distribution Policy

Commencing with the Fund's first distribution, the Fund intends to implement a level dividend strategy and make regular quarterly distributions to Common Shareholders based on the past and projected performance of the Fund. The Fund's distributions will be based on past and projected:

•  dividends received on the equity securities or other securities held by the fund and interest on any interest bearing investments of the Fund;

•  net capital gains from net option premiums (call option premium received less the cost of close-out or settlement);

•  capital gains (realized or unrealized) on the equity securities held in the Fund's portfolio; and

•  gross premiums received from the call writing strategy.

Because the Fund's distributions will be based on past and projected Fund performance and the factors outlined above, the distributions paid by the Fund for any particular quarter may be more or less than the amount of net investment income from that quarterly period. The Fund's Board may modify this distribution policy at any time without obtaining the approval of Common Shareholders.

The Fund's annual distributions will likely differ from annual net investment income and may in some annual periods include a return of capital. The investment income of the Fund will consist of all dividend and interest income accrued on portfolio investments, short-term capital gain (including short-term gains on terminated option positions and gains on the sale of portfolio investments held for one year or less) in excess of long-term capital loss, and income from certain hedging transactions, less all expenses of the Fund. Expenses of the Fund will be accrued each day.

To the extent that the Fund's net investment income for any year exceeds the total quarterly distributions paid during the year, the Fund will generally make a special distribution at or near year-end of such excess amount as may be required. Over time, all of the Fund's investment company taxable income will be distributed. To the extent that the Fund's net investment income for any year is less than the total quarterly distributions paid during the year, a portion of such distributions will constitute a return of capital and shareholders will be notified of such after the end of the relevant year.

At least annually, the Fund intends to distribute any net capital gain (which is the excess of net long-term capital gain over net short-term capital loss) or, alternatively, to retain all or a portion of the year's net capital gain and pay federal income tax on the retained gain. The Fund may elect to designate, pursuant to federal tax law, the retained amount as undistributed capital gains in a notice to the Common Shareholders of record as of the end of the Fund's taxable year. In such a case, Common Shareholders must include their allocable share of such designated amount in their income for the year as a long-term capital gain and will be entitled to a tax credit or refund for the tax deemed paid on their behalf by the Fund.

The tax treatment and characterization of the Fund's distributions may vary significantly from time to time because of the varied nature of the Fund's investments. If the Fund's total quarterly distributions in any year exceed the amount of its net investment income for the year, any such excess would be characterized as a return of capital for federal income tax purposes to the extent not designated as a capital gain dividend. Distributions in any year may include a substantial return of capital component. Under the 1940 Act, for any distribution that includes amounts from sources other than net income, the Fund is required to provide Common Shareholders a written statement regarding the components of such distribution. Such a statement will be provided at the time of any distribution believed to include any such amounts. However, the ultimate tax characterization of the Fund's distributions made in a calendar year cannot finally be determined until the end of that calendar year. For example, the Fund may distribute income early in the calendar year that is taxable at short-term capital gains rates, but incur net short-term capital losses later in the year, thereby offsetting the income taxable at short-term capital gains rates for which distributions have already been made by the Fund. See "Tax Matters."

In certain circumstances, the Fund may be required to sell a portion of its investment portfolio to fund distributions. Distributions will reduce the Common Shares' NAV.

Managed Distribution Policy

The Fund may in the future rely on exemptive relief granted by the SEC under the 1940 Act, which permits the Fund to include realized long-term capital gains as a part of its regular distributions to Common Shareholders more frequently than would otherwise be permitted by the 1940 Act (generally once per taxable year).

Under a managed distribution policy, the Fund would distribute to shareholders a fixed quarterly amount, which may be adjusted from time to time. As with the level distribution policy, distributions would be made only after paying dividends due on preferred shares, if any, and interest and required principal payments on borrowings, if any. Under a managed distribution policy, if, for any quarterly distribution, net investment company taxable income and net capital gain were less than the amount of the distribution, the difference would be distributed from the Fund's assets and result in a return of capital.

The Fund's final distribution for each calendar year would include any remaining net investment company taxable income and net capital gain undistributed during the year. If, for any calendar year, the total distributions exceeded net investment company taxable income and net capital gain (the "Excess"), any amount distributed out of the Excess would be treated as dividends to the extent of the Fund's current and accumulated earnings and profits. Distributions in excess of the earnings and profits would constitute a return of capital, and first reduce the adjusted tax basis in the shares, and after such adjusted tax basis was reduced to zero, would constitute capital gain (assuming the shares are held as capital assets). In the event the Fund distributes the Excess, such distribution would decrease the Fund's total assets and, therefore, have the likely effect of increasing the Fund's expense ratio. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action.

The Board of the Fund reserves the right to change the dividend policy from time to time.

Dividend Reinvestment Plan

Unless the registered owner of Common Shares elects to receive cash by contacting The Bank of New York (the "Plan Agent"), all dividends declared on Common Shares of the Fund will be automatically reinvested by the Plan Agent for shareholders in additional Common Shares of the Fund through the Fund's Dividend Reinvestment Plan (the "Plan"). Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Agent prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional Common Shares of the Fund for you. If you wish for all dividends declared on your Common Shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Agent will open an account for each Common Shareholder under the Plan in the same name in which such Common Shareholder's Common Shares are registered. Whenever the Fund declares a dividend or other distribution (together, a "Dividend") payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Agent for the participants' accounts, depending upon the circumstances described below, either: (i) through receipt of additional newly issued but authorized Common Shares from the Fund ("Newly Issued Common Shares"), or (ii) by purchase of outstanding Common Shares on the open market ("Open-Market Purchases") on the NYSE or elsewhere. Open-market purchases and sales are usually made through a broker affiliated with The Bank of New York. The affiliated broker will receive brokerage commissions for effecting Plan transactions.

If, on the payment date for any Dividend, the closing market price per Common Share ("Market Price") plus estimated brokerage commissions is equal to or greater than the NAV per Common Share, the Plan Agent will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant's account will be determined by dividing the dollar amount of the Dividend by the NAV per Common Share on the payment date; provided that, if the NAV is less than or equal to 95% of the Market Price on the payment date, the dollar amount of the Dividend will be divided by 95% of the Market Price on the payment date. If, on the payment date for any Dividend, the NAV per Common Share is greater than the Market Price plus estimated brokerage commissions, the Plan Agent will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Agent will have 30 days to invest the Dividend amount in Common Shares acquired in Open-Market Purchases.

If the Plan Agent is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent may cease making Open-Market Purchases and may invest the un-invested portion of the Dividend amount in Newly Issued Common Shares at the NAV per common share at the close of business on the 30th day following the payment date for that Dividend provided that, if the NAV is less than or equal to 95% of the then current Market Price, the dollar amount of the Dividend will be divided by 95% of the Market Price on the payment date.

The Plan Agent maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder's name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. See "Tax Matters." Participants that request a partial or full sale of shares through the Plan Agent are subject to a $15.00 sales fee and a $0.10 per share charge on purchases or sales, and may be subject to certain other service charges.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All questions concerning the Plan should be directed to the Plan Agent at (800) 524-4458.

CERTAIN PROVISIONS IN THE DECLARATION OF TRUST

Anti-Takeover Provisions

The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board and could have the effect of depriving Common Shareholders of an opportunity to sell their Common Shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. The Board is divided into three classes, with the term of one class expiring at each annual meeting of Common Shareholders. At each annual meeting, one class of Trustees is elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the Board. A Trustee may be removed from office only for cause, by action taken by a majority of the remaining Trustees followed by the vote of the holders of at least 75% of the shares then entitled to vote in an election of such Trustee. The Declaration of Trust also limits the ability of shareholders to call meetings of the shareholders.

In addition, the Declaration of Trust requires the favorable vote or consent of the holders of not less than 75% of each class and series of shares outstanding and entitled to vote (with each class and series separately voting thereon or consenting thereto as a separate class and series), to approve certain transactions with 5%-or-greater holders of a class of shares and their associates. These provisions are not applicable to any such transaction if the Trustees by resolution have approved such transaction or to any such transaction with any corporation of which a majority of the outstanding shares of stock normally entitled to vote in elections of directors is owned of record or beneficially by the Fund and its subsidiaries. For purposes of these provisions, a

5%-or-greater holder of a class of shares (a "Principal Shareholder") refers to any corporation, person or other entity who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of any class of beneficial interest of the Fund. The transactions subject to these special approval requirements are: (i) the merger or consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder; (ii) the issuance of any securities of the Fund to any Principal Shareholder for cash, other than pursuant to any automatic dividend reinvestment program; (iii) the sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder (except assets having an aggregate fair market value of less than 2% of the total assets of the Fund, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period or assets sold, leased or exchanged in the ordinary course of business); or (iv) the sale, lease or exchange to the Fund or any subsidiary thereof, in exchange for securities of the Fund, of any assets of any Principal Shareholder (except assets having an aggregate fair market value of less than 2% of the total assets of the Fund, aggregating for the purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period, or assets sold, leased or exchanged in the ordinary course of business).

The provisions with respect to the Board and the 75% voting requirements described above, are greater than the minimum requirements under Delaware law or the 1940 Act. This description of the provisions is qualified in its entirety by reference to the Declaration of Trust. The Declaration of Trust is on file with the SEC and contains the full text of these provisions.

Further, the Bylaws require that advance notice be given to the Fund in the event a shareholder desires to nominate a person for election to the Board or to transact any other business at a meeting of shareholders. In general, a shareholder must provide the Fund with notice during a thirty (30) day period ending sixty (60) days before the anniversary of the preceding year's annual meeting.

Derivative Claims

The Declaration of Trust provides that no person, other than a Trustee, who is not a shareholder of a particular series or class shall be entitled to bring any derivative action, suit or other proceeding on behalf of the Fund with respect to such series or class (a "Derivative Claim"). Further, no shareholder of a series or a class may maintain a Derivative Claim on behalf of the Fund with respect to such series or class unless holders of at least ten percent (10%) of the outstanding shares of such series or class join in the bringing of such action. In addition to requirements under the Delaware Statutory Trust Act, a shareholder may bring a Derivative Claim on behalf of the Fund with respect to a series or class only if the following conditions are met: (i) the shareholder or shareholders must make a pre-suit demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such an action is not likely to succeed; and (ii) unless a demand is not required under clause (i), the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim.

CLOSED-END FUND STRUCTURE

The Fund is a newly organized, diversified, closed-end registered management investment company (commonly referred to as a closed-end fund). Closed-end funds differ from open-end funds (which are generally referred to as mutual funds) in that closed-end funds generally list their shares for trading on a stock exchange and do not redeem their shares at the request of the shareholder. This means that if you wish to sell your shares of the Fund, you must trade them on the market like any other stock at the prevailing market price at that time. In a mutual fund, if a shareholder wishes to sell shares of the fund, the mutual fund will redeem or buy back the shares at NAV. Also, mutual funds generally offer new shares on a continuous basis to new investors, and closed-end funds generally do not. The continuous inflows and outflows of assets in a mutual fund can make it difficult to manage the fund's investments. By comparison, closed-end funds are generally able to stay more fully invested in securities that are consistent with their investment objectives, and also have greater flexibility to make certain types of investments, and to use certain investment strategies, such as financial leverage and investments in illiquid securities.

Shares of closed-end funds frequently trade at a discount to their NAV, although it is also possible that they may trade at a premium above NAV. The market price of the Fund's Common Shares will be determined by such factors as relative demand for and supply of such Common Shares in the market, the Fund's NAV, general market and economic conditions and other factors beyond the control of the Fund. See "Net Asset Value." Because of the possibility and the recognition that any discount to the NAV may not be in the interest of shareholders, the Fund's Board might consider from time to time engaging in open-market repurchases, tender offers for shares or other programs intended to reduce the discount. The Board may also approve efforts by the Fund to communicate with shareholders and disseminate information to the market. The Fund cannot guarantee or assure, however, that the Fund's Board will decide to engage in any of these actions. Nor is there any guarantee or assurance that such actions, if undertaken, would result in the shares trading at a price equal or close to NAV per share. The Board might also consider converting the Fund to an open-end mutual fund, which would require a vote of the shareholders of the Fund.

Conversion to Open-End Fund

The Trustees may at any time propose conversion of the Fund to an open-end management investment company depending upon their judgment as to the advisability of such action in light of circumstances then prevailing. In considering whether to submit an open-ending proposal to shareholders, the Trustees might consider, among other factors, any discount in the market value of the Fund's shares to its NAV, the differences in operating expenses between open-end and closed-end funds (due to the expenses of continuously selling shares and of standing ready to effect redemptions), the potentially adverse tax consequences to non-redeeming shareholders once a fund is open-ended, and the impact of open-ending on portfolio management policies. Approval of conversion of the Fund to an open-end investment company requires: (1) approval of both a majority of the Fund's outstanding Common Shares and preferred shares voting together as a single class and a majority of the outstanding preferred shares voting separately; and (2) either (a) approval by a majority of the Trustees followed by approval by not less than seventy five percent (75%) of shares of each class or series outstanding, voting separately, or (b) unanimous approval by the Trustees, followed by approval by a majority of outstanding shares. Such approval is in addition to any vote or consent of the shareholders otherwise required by law, or any agreement between the Fund and any national exchange.

Conversion of the Fund to an open-end investment company would require the redemption of any outstanding preferred shares, which would eliminate a leveraged capital structure of the Fund with respect to the Common Shares. A delay in conversion could result following shareholder approval due to the Fund's inability to redeem the preferred shares.

Shareholders of an open-end investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at their next computed NAV less any redemption charge as might be in effect at the time of redemption. If the Fund is converted to an open-end management investment company, it could be required to liquidate portfolio securities to meet requests for redemption, and its shares would no longer be listed on the NYSE. The Fund may have to limit its holdings of illiquid securities and the inflows and outflows of open-end fund shares may alter the options strategies that the Fund may use. If the Fund were to experience significant redemptions as an open-end fund, the decrease in total assets could result in a higher expense ratio and inefficiencies in portfolio management. In this regard, the Fund could reserve the right to effect redemptions in-kind with portfolio securities, which would subject redeeming shareholders to transaction costs in liquidating those securities. The Fund may also impose a redemption fee.

REPURCHASE OF COMMON SHARES

Although there are no current plans to do so, the Fund may take action to repurchase Common Shares in the open market or make tender offers for its Common Shares. This may have the effect of reducing any market discount from NAV.

Share repurchases and tenders could have a favorable effect on the market price of the Fund's Common Shares; however, you should be aware that the acquisition of Common Shares by the Fund will decrease the capital of the Fund and, therefore, may have the effect of increasing the Fund's expense ratio and decreasing the asset coverage with respect to any preferred shares outstanding. Any share repurchases or tender offers will be made in accordance with requirements of the Securities Exchange Act of 1934, as amended, the 1940 Act and the principal market on which the Common Shares are traded.

TAX MATTERS

Investments in the Fund have U.S. federal income tax consequences that you should consider. The following information is meant as a general summary for U.S. shareholders who hold their shares as a "capital asset." A U.S. shareholder is an individual who is a citizen or resident of the United States, a U.S. domestic corporation, or any other person that is subject to U.S. federal income tax on a net income basis in respect of an investment in the Common Shares. This summary does not represent a detailed description of the U.S. federal income tax consequences applicable to shareholders who are subject to special treatment under the U.S. federal income tax laws (including shareholders who are financial institutions, insurance companies, investors in pass-through entities, U.S. shareholders whose "functional currency" is not the United States dollar, tax-exempt organizations, dealers in securities or currencies, traders in securities or commodities that elect mark to market treatment, or persons that will hold Common Shares as a position in a "straddle," "hedge" or as part of a "constructive sale" for U.S. federal income tax purposes). Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, foreign, state and local tax consequences to you of investing in the Fund.

The Fund intends to elect to be treated and to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carry-forwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to generally avoid paying U.S. federal income or excise tax. To the extent that it satisfies the requirements, the Fund will generally not be subject to U.S. federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. However, if the Fund retains any net capital gain (the excess of net long-term capital gain over net short-term capital loss) or any investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid), it will be subject to tax at regular corporate rates on the amount retained.

If the Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

Taxes on Distributions

Although the Fund will generally not be taxed on certain amounts it distributes, most shareholders will be taxed on amounts they receive. Distributions will generally be taxable as either ordinary income or long-term capital gain, whether paid in cash or reinvested in additional Common Shares. Dividends paid to you out of the Fund's "investment company taxable income" (which includes dividends the Fund receives, any interest income and net short-term capital gain) will generally be taxable to you as ordinary income to the extent of the Fund's earnings and profits, except as described below with respect to "qualified dividend income." Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that are properly designated as capital gain dividends will generally be taxable to you as long-term capital gains, regardless of how long you have held the Common Shares.

The Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Tax Act") reduced the maximum tax rate on long-term capital gains for individual investors from 20% to 15%. The Tax Act also reduced to 15% the maximum tax rate on "qualified dividend income." These rate reductions do not apply to corporate taxpayers. To be eligible for the reduced rate on qualified dividends, a shareholder must satisfy certain holding period (generally more than 60 days with respect to each distribution) and other requirements. In the case of a RIC, such as the Fund, the amount of dividends paid by the Fund that may be eligible for the reduced rate may not exceed the amount of aggregate qualified dividends received by the Fund. For this purpose, qualified dividends means dividends received by the Fund from U.S. corporations and certain "qualified foreign corporations," provided that the Fund satisfies certain holding period and other requirements in respect of the stock of such corporations. Without further legislative change, the rate reductions enacted by the Tax Act will lapse, and the previous rates will be reinstated, for taxable years beginning on or after January 1, 2011. As a result, in the absence of further legislative change, for taxable years beginning on or after January 1, 2011, the maximum tax rate on long-term capital gains for individual investors will increase to 20% and the maximum tax rate on dividends for individual investors will increase to 39.6%.

The Fund may also be able to designate a portion of its distributions as being eligible for the corporate dividends received deduction to the extent that the Fund derives dividend income from stock in U.S. corporations, provided that the Fund also satisfies certain holding period and other requirements with respect to such stock. A corporate shareholder of the Fund would also need to satisfy certain holding period and other requirements with respect to Fund shares in order to qualify for any corporate dividends received deduction.

There can be no assurance as to what portion of the Fund's distributions will qualify for favorable treatment as long-term capital gains. There can also be no assurance as to what portion of the Fund's distributions will qualify for either the reduced rates on qualified dividends (for taxable years beginning prior to January 1, 2011 in the absence of further legislative change) or the corporate dividends received deduction. To the extent that the Fund derives net short-term capital gains from its investment activities, distributions of such gains generally would be taxed as ordinary income. Further, certain of the Fund's option writing strategies and securities lending activities could reduce the amount of the Fund's distributions that may qualify for either the reduced rates on qualified dividends or the corporate dividends received deduction. Additional requirements apply in determining whether distributions by foreign issuers should be regarded as qualified dividend income. An investor should also be aware that the benefits of the reduced tax rate applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders.

In most cases, some or all of the net gains from the Fund's option strategy are expected to be short-term capital gains that would be taxable as ordinary income when distributed to shareholders.

Common Shareholders receiving dividends or distributions in the form of additional Common Shares pursuant to the Dividend Reinvestment Plan will be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to: (i) the fair market value of any new Common Shares issued to the Common

Shareholder by the Fund, and (ii) if Common Shares are trading below NAV, the cash allocated to the Common Shareholder for the purchase of Common Shares on its behalf, and such Common Shareholder will have a cost basis in the Common Shares received equal to such foregoing amount.

In light of the Fund's plans regarding its initial distribution and its plan to adopt either a level distribution plan or a managed distribution policy, you may receive a so-called "return of capital" distribution. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will generally be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's tax basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. If the Fund has capital loss carryovers from prior years that offset capital gains in a current year, the distribution of such current year capital gains will generally be taxed as ordinary income and not as a return of capital. Although a return of capital distribution by the Fund may not be currently taxable, because it results in a reduction in the tax basis of Fund shares, it will generally result in a higher taxable capital gain on the sale of your shares or a lower capital loss if you lose money on your investment.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about an investment through a tax-deferred account.

An investor should be aware that, if Common Shares are purchased shortly before the record date for any taxable distribution (including a capital gain distribution), the purchase price likely will reflect the value of the distribution and the investor then would receive a taxable distribution likely to reduce the trading value of such Common Shares, in effect resulting in a taxable return of some of the purchase price.

The Fund's distributions are taxable when they are paid, except that distributions declared in October, November or December with a record date in such a month and paid in January of the following calendar year are taxable as if paid on December 31 of the current calendar year.

The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

Tax Aspects of Sales of Fund Shares

Upon the sale or other disposition of shares of the Fund that a shareholder holds as a capital asset, such shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. As discussed above, the Tax Act reduced the maximum tax rate on long-term capital gains for individual investors from 20% to 15%. Without further legislative change, the rate reductions enacted by the Tax Act will lapse, and the previous rates will be reinstated for taxable years beginning on or after January 1, 2011.

Any loss realized on a sale or exchange of Fund shares will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the original shares. In such a case, the tax basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received by the shareholder (or amounts designated as undistributed capital gains) with respect to such shares.

Taxation of Fund Investments

Although the Fund will generally not be subject to tax on certain amounts that the Fund distributes, as discussed above, the tax treatment of the Fund's investments will affect the timing and tax character of the Fund's distributions.

Certain of the Fund's investments (including transactions in options) are subject to special and complex U.S. federal income tax provisions that may, among other things: (i) convert dividends that would otherwise constitute qualified dividend income into higher taxed short-term capital gain or ordinary income; (ii) treat dividends that would otherwise be eligible for the corporate dividends received deduction as ineligible for such treatment; (iii) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (iv) convert long-term capital gain into short-term capital gain or ordinary income; (v) convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited); (vi) cause the Fund to recognize income or gain without a corresponding receipt of cash; and (vii) produce income that may not qualify as good income for purposes of satisfying the Fund's qualification as a RIC. The Fund will monitor its transactions and may make certain tax elections that may mitigate the effect of these provisions.

In most cases, net gains from the Fund's option strategy are expected to be short-term capital gains that would be taxable as ordinary income when distributed to shareholders.

The taxation of equity options that the Fund expects to write is generally governed by Code Section 1234. Pursuant to Code Section 1234, the premium received by the Fund for writing a call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close-out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of the security and any resulting gain or loss will be long-term or short-term, depending upon the holding period of the security. Because the Fund does not have control over the exercise of the call options it writes, such exercise or other required sales of the underlying securities may cause the Fund to realize capital gains or losses at inopportune times.

With respect to a put option or call option on stock that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be short-term or long-term, depending upon the holding period for the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period for the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased stock and, in the case of a put option, reduces the amount realized on the underlying stock in determining gain or loss.

In the case of Fund transactions in so-called "Section 1256 Contracts," such as many listed index options and any listed non-equity options, Code Section 1256 generally will require any gain or loss arising from the lapse, closing out or exercise of such positions to generally be treated as 60% long-term and 40% short-term capital gain or loss regardless of the Fund's holding period. In addition, the Fund generally will be required to "mark to market" (i.e., treat as sold for fair market value) each such position that it holds at the close of each taxable year. If a Section 1256 Contract held by the Fund at the end of a taxable year is sold in the following year, the amount of any gain or loss realized on such sale will be adjusted to reflect the gain or loss previously taken into account under the "mark to market" rules. Section 1256 Contracts include certain options contracts, certain regulated futures contracts and certain other financial contracts.

The Code contains special rules that apply to "straddles," defined generally as the holding of "offsetting positions with respect to personal property." For example, the straddle rules normally apply when a taxpayer holds stock and an offsetting option with respect to such stock or substantially identical stock or securities. In general, investment positions will be offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. The Fund may write call options on portfolio securities that are "qualified covered call options" that are exempt from the straddle rules. To meet the qualified covered call option exemption, a stock-plus-covered-call position cannot be part of a larger straddle and must meet a number of other conditions, including that the option is written more than 30 days prior to expiration and is not "deep-in-the-money" as defined in the Code. The Fund may enter into certain investments that may constitute positions in a straddle. If two or more positions constitute a straddle, recognition of a realized loss from one position must be deferred to the extent of unrecognized gain in an offsetting position. In addition, long-term capital gain may be recharacterized as short-term capital gain, or short-term capital loss as long-term capital loss. Interest and other carrying charges allocable to personal property that are part of a straddle are not currently deductible but must instead be capitalized. Similarly, "wash sale" rules apply to prevent the recognition of loss by the Fund from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired within a prescribed period. With respect to straddles, certain elections may be available to the Fund that would result in different tax treatment than that described above.

The Fund's income from foreign securities may be subject to non-U.S. taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign issuers, the Fund may make an election that will generally enable its shareholders to obtain the benefit of deductions or credits for certain foreign taxes paid by the Fund. In the event of such an election, the shareholders would need to include the amount of such foreign taxes in their income and the shareholders may be able to take a deduction or credit for such taxes, subject to certain limitations.

Backup Withholding

The Fund may be required to withhold U.S. federal income tax from all taxable distributions payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. As modified by the Tax Act, the backup withholding percentage is 28% for amounts paid through 2010, after which time the rate will increase to 31% absent legislative change. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the required information is furnished to the IRS.

Non-U.S. Shareholders

Any non-U.S. shareholders will generally be subject to withholding of U.S. tax at the rate of 30% (or a lower treaty rate if applicable) on the Fund's ordinary distributions, including any amounts that would otherwise qualify for reduced rates on qualified dividends. Non-U.S. shareholders may also potentially be subject to U.S. estate tax with respect to their shares in the Fund. Non-U.S. shareholders are advised to consult with their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

UNDERWRITING

Under the terms and subject to the conditions contained in the underwriting agreement, dated the date of this prospectus, the Underwriters named below, for whom [                 ] and [                 ] are acting as representatives, have severally agreed to purchase, and the Fund has agreed to sell to them, the number of Common Shares indicated below.

Underwriter	Number of Common Shares
TOTAL:

The Underwriters are offering the Common Shares subject to their acceptance of the Common Shares from the Fund and subject to prior sale. The underwriting agreement provides that the obligations of the several Underwriters to pay for and accept delivery of the Common Shares offered by this prospectus are subject to the approval of legal matters by their counsel and to certain other conditions. The Underwriters are obligated to take and pay for all of the Common Shares offered by this prospectus if any such Common Shares are taken. However, the Underwriters are not required to take or pay for the Common Shares covered by the Underwriters' over-allotment option described below.

The Underwriters initially propose to offer part of the Common Shares directly to the public at the initial offering price listed on the cover page of this prospectus and part to certain dealers at a price that represents a concession not in excess of $[•] per Common Share under the initial offering price. After the initial offering of the Common Shares, the offering price and other selling terms may from time to time be varied by the Representatives. The underwriting discounts and commissions (sales load) of $[•] per Common Share are equal to [•]% of the initial offering price. Investors must pay for any Common Shares purchased on or before [•], 2010.

The Fund has granted to the Underwriters an option, exercisable for [•] days from the date of this prospectus, to purchase up to an aggregate of Common Shares at the initial offering price per Common Share listed on the cover page of this prospectus, less underwriting discounts and commissions. The Underwriters may exercise this option solely for the purpose of covering over-allotments, if any, made in connection with the offering of the Common Shares offered by this prospectus. To the extent the option is exercised, each Underwriter will become obligated, subject to limited conditions, to purchase approximately the same percentage of the additional Common Shares as the number listed next to the Underwriter's name in the preceding table bears to the total number of Common Shares listed next to the names of all Underwriters in the preceding table. If the Underwriters' over-allotment option is exercised in full, the total price to the public would be $[•], the total Underwriters' discounts and commissions (sales load) would be $[•] and the total proceeds to the Fund would be $[•].

The following table summarizes the estimated expenses and compensation that the Fund will pay:

	Per Common Share Without Overallotment	With Overallotment	Total Without Overallotment	With Overallotment
Public offering price
Sales load
Estimated offering expenses
Proceeds, after expenses, to the Fund

The fees described below under "—Additional Compensation to Be Paid by the Adviser" are not reimbursable to the Adviser by the Fund, and are therefore not reflected in expenses payable by the Fund in the table above.

Offering expenses paid by the Fund (other than sales load) will not exceed $[•] per Common Share sold by the Fund in this Offering. If the offering expenses referred to in the preceding sentence exceed this amount, the Adviser will pay the excess. The Fund may reimburse ING Investments for all or a portion of its expenses incurred in connection with this offering (other than those described in "—Additional Compensation to Be Paid by the Advisor"), to the extent that the other offering expenses of the Fund do not equal or exceed the [•] per Common Share the Fund has agreed to pay for the offering expenses of the Fund. The aggregate offering expenses (excluding sales load) are estimated to be $[•] in total, $[•] of which will be borne by the Fund (or $[•] if the Underwriters exercise their overallotment option in full). See "Summary of Fund Expenses."

The Underwriters have informed the Fund that they do not intend sales to discretionary accounts to exceed five percent of the total number of Common Shares offered by them.

In order to meet requirements for listing the Common Shares on the NYSE, the Underwriters have undertaken to sell lots of 100 or more shares to a minimum of 400 beneficial owners in the United States. The minimum investment requirement is 100 Common Shares ($2,000).

The Fund has been approved for listing of its Common Shares on the NYSE, subject to notice of issuance, under the trading or "ticker" symbol "[•]."

The Fund has agreed that, without the prior written consent of [                 ] and [                 ] on behalf of the Underwriters, it will not, during the period ending 180 days after the date of this prospectus:

•  offer, pledge, sell, contract to sell, sell any option or contract to purchase, purchase any option or contract to sell, grant any option, right or warrant to purchase, lend, or otherwise transfer or dispose of, directly or indirectly, any Common Shares or any securities convertible into or exercisable or exchangeable for Common Shares, or

•  enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of the Common Shares whether any such transaction described above is to be settled by delivery of Common Shares or such other securities, in cash or otherwise; or file any registration statement with the SEC relating to the offering of any Common Shares or any securities convertible into or exercisable or exchangeable for Common Shares. Notwithstanding the foregoing, if (i) during the last 17 days of the 180-day restricted period, the Fund issues an earnings release or announces material news or a material event relating to the Fund; or (ii) prior to the expiration of the 180-day restricted period, the Fund announces that it will release earnings results during the 16-day period beginning on the last day of the 180-day restricted period, the restrictions described above shall continue to apply until the expiration of the 18-day period beginning on the date of the earnings release or the announcement of the material news or material event. These lock-up agreements will not apply to the Common Shares to be sold pursuant to the underwriting agreement or any Common Shares issued pursuant to the Plan.

In order to facilitate the offering of the Common Shares, the Underwriters may engage in transactions that stabilize, maintain or otherwise affect the price of the Common Shares. The Underwriters currently expect to sell more Common Shares than they are obligated to purchase under the underwriting agreement, creating a short position in the Common Shares for their own account. A short sale is covered if the short position is no greater than the number of Common Shares available for purchase by the Underwriters under the over-allotment option (exercisable for 45 days from the date of this prospectus). The Underwriters can close out a covered short sale by exercising the over-allotment option or purchasing Common Shares in the open market. In determining the source of Common Shares to close out a covered short sale, the Underwriters will consider, among other things, the open market price of the Common Shares compared to the price available under the over-allotment option. The Underwriters may also sell Common Shares in excess of the over-allotment option, creating a naked short position. The Underwriters must close out any naked short position by purchasing Common Shares in the open market. A naked short position is more likely to be created if the Underwriters are concerned that there may be downward pressure on the price of the Common Shares in the open market after pricing that could adversely affect investors who purchase in the offering. As an additional means of facilitating the offering, the Underwriters may bid for, and purchase, Common Shares in the open market to stabilize the price of the Common Shares. Finally, the underwriting syndicate may also reclaim selling concessions allowed to an Underwriter or a dealer for distributing the Common Shares in the offering, if the syndicate repurchases previously distributed Common Shares in transactions to cover syndicate short positions or to stabilize the price of the Common Shares. Any of these activities may raise or maintain the market price of the Common Shares above independent market levels or prevent or retard a decline in the market price of the Common Shares. The Underwriters are not required to engage in these activities, and may end any of these activities at any time.

Prior to this Offering, there has been no public or private market for the Common Shares or any other securities of the Fund. Consequently, the offering price for the Common Shares was determined by negotiation among the Fund, the Adviser and the Representatives. There can be no assurance, however, that the price at which the Common Shares trade after this offering will not be lower than the price at which they are sold by the Underwriters or that an active trading market in the Common Shares will develop and continue after this Offering.

The Fund anticipates that the Representatives and certain other Underwriters may from time to time act as brokers and dealers in connection with the execution of its portfolio transactions after they have ceased to be Underwriters and, subject to certain restrictions, may act as such brokers while they are Underwriters.

In connection with this offering, certain of the Underwriters or selected dealers may distribute prospectuses electronically. The Fund, the Adviser, the Sub-Adviser and the Underwriters have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act.

Prior to the public offering of Common Shares, the Adviser purchased Common Shares from the Fund in an amount satisfying the net worth requirements of Section 14(a) of the 1940 Act. As of the date of this prospectus, the Adviser owned 100% of the outstanding Common Shares. The Adviser may be deemed to control the Fund until such time as it owns less than 25% of the outstanding Common Shares, which is expected to occur as of the completion of the Offering of Common Shares.

Financial Network Investment Corporation ("FNIC"), ING Financial Partners, Inc. ("IFP") and Multi-Financial Securities Corporation ("MFSC") may be members of the selling group in the Offering. FNIC, IFP and MFSC are all registered broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Additionally, FNIC, IFP and MFSC are all affiliated with ING Investments and IFD.

The principal business address of [                 ] is [                 ]. The principal business address of [                 ] is [                 ].

The Underwriters and their respective affiliates are full service financial institutions engaged in various activities, which may include securities trading, commercial and investment banking, financial advisory, investment management, principal investment, hedging, financing and brokerage activities. Certain of the Underwriters or their respective affiliates from time to time have provided in the past, and may provide in the future, investment banking, securities trading, hedging, brokerage activities, commercial lending and financial advisory services to us, certain of our executive officers and our affiliates and the Adviser and its affiliates in the ordinary course of business, for which they have received, and may receive, customary fees and expenses. No action has been taken in any jurisdiction (except in the United States) that would permit a public offering of the Common Shares, or the possession, circulation or distribution of this prospectus or any other material relating to the Fund or the Common Shares in any jurisdiction where action for that purpose is required. Accordingly, the Common Shares may not be offered or sold, directly or indirectly, and neither this prospectus nor any other offering material or advertisements in connection with the Common Shares may be distributed or published, in or from any country or jurisdiction except in compliance with the applicable rules and regulations of any such country or jurisdiction.

Additional Compensation to Be Paid by the Adviser

The Adviser has agreed to pay, from its own assets, an upfront marketing and structuring fee to [                 ] in the amount of $[•] (which amount will not exceed [•]% of gross proceeds) and an upfront structuring fee to [                 ] in the amount of $[•] (which amount will not exceed [•]% of gross proceeds). In contrast to the underwriting discounts and commissions (earned under the underwriting agreement by the underwriting syndicate as a group), the marketing and structuring fees will be earned by and paid to [                 ] and [                 ] by the Adviser for advice to the Adviser relating to the structure, design and organization of the Fund, including without limitation, views from an investor market and distribution perspective on (i) diversification, proportion and concentration approaches for the Fund's investments in light of current market conditions, (ii) marketing issues with respect to the Fund's investment policies and proposed investments, and (iii) the overall marketing and positioning thesis for the Fund's initial public offering. These services provided by [                 ] and [                 ] to the Adviser are unrelated to the Adviser's function of advising the Fund as to its investments in securities or use of investment strategies and investment techniques.

ING Investments (and not the Fund) has also agreed to pay a commission to certain registered personnel of its broker-dealer affiliate, and the Sub-Adviser's broker-dealer affiliate, ING Funds Distributor, LLC ("IFD"), who participate as a wholesaler in the marketing of the Fund's Common Shares. These fees, in the aggregate will not exceed [•] of the total initial price to the public of the Common Shares sold by the Underwriters located in offices or geographical regions for which these registered personnel are responsible for providing information regarding the Fund and the offering of the Common Shares.

As part of the Fund's payment of the Fund's offering expenses, the Fund has agreed to pay expenses related to the reasonable fees and disbursements of counsel to the Underwriters in connection with, the review by the Financial Industry Regulatory Authority, Inc. ("FINRA") of the terms of the sale of the Common Shares and the transportation and other expenses incurred in connection with presentations to prospective purchasers of the Common Shares. Such expenses will not exceed $[•]in the aggregate.

Total underwriting compensation determined in accordance with FINRA rules is summarized as follows. The sales load the Fund will pay of $[•] per share is equal to [•]% of gross proceeds. The Fund has agreed to reimburse the Underwriters the expenses related to the reasonable fees and disbursements of counsel to the Underwriters in connection with the review by FINRA of the terms of the sale of the Common Shares and the transportation and other expenses incurred in connection with presentations to prospective purchasers of the Common Shares, in an amount not to exceed $[•] in the aggregate, which amount will not exceed [•]% of gross proceeds. The Adviser (and not the Fund) will pay the marketing and structuring fees to [                 ] and [                 ] as described above. Total compensation to the Underwriters as described in this paragraph will not exceed [•]% of the aggregate initial offering price of the Common Shares offered hereby.

ADDITIONAL INFORMATION

The Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith files reports and other information with the Securities and Exchange Commission. Reports, proxy statements and other information filed by the Fund with the Securities and Exchange Commission pursuant to the informational requirements of such Acts can be inspected and copied at the public reference facilities maintained by the Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549. The Securities and Exchange Commission maintains a website

(http://www.sec.gov) containing reports, proxy and information statements and other information regarding registrants, including the Fund, that file electronically with the Securities and Exchange Commission.

The Fund's Common Shares are expected to be listed on the NYSE subject to notice of issuance, and reports, proxy statements and other information concerning the Fund and filed with the Securities and Exchange Commission by the Fund can be inspected at the offices of the New York Stock Exchange, Inc., 20 Broad Street, New York, NY 10005.

This prospectus constitutes part of a Registration Statement filed by the Fund with the Securities and Exchange Commission under the Securities Act, and the 1940 Act. This prospectus omits certain of the information contained in the Registration Statement, and reference is hereby made to the Registration Statement and related exhibits for further information with respect to the Fund and the Common Shares offered hereby. Any statements contained herein concerning the provisions of any document are not necessarily complete, and, in each instance, reference is made to the copy of such document filed as an exhibit to the Registration Statement or otherwise filed with the Securities and Exchange Commission. Each such statement is qualified in its entirety by such reference. The complete Registration Statement may be obtained from the Securities and Exchange Commission free of charge through the SEC's website (http://www.sec.gov). You may also copy and review the Registration Statement at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information relating to the Public Reference Room can be obtained by calling the Securities and Exchange Commission at 1-202-551-8090. You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission's Public Reference Section, Office of Consumer Affairs and Information, U.S. Securities and Exchange Commission, Washington, D.C. 20549.

Certain legal matters in connection with the Common Shares offered hereby will be passed upon for the Fund by , and for the Underwriters by [                 . and [                 ] may rely as to certain matters of Delaware law on the opinion of [                 ].

Independent Registered Public Accounting Firm

The financial statements of the Fund have been audited by [                 ], an independent registered public accounting firm, as set forth in their report filed as an exhibit to the SAI, and are included in reliance upon their report given upon [                 ] authority as experts in accounting and auditing. The address of [                 ] is [                 ].

Custodian, Transfer Agent, Dividend Disbursing Agent and Registrar

The custodian, transfer agent, dividend disbursing agent and registrar for the Fund is The Bank of New York, whose principal address is 101 Barclay Street (11E), New York, NY 10286.

PRIVACY PRINCIPLES OF THE FUND

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how the Fund protects that information and why, in certain cases, the Fund may share information with select other parties. Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Fund restricts access to non-public personal information about its shareholders to employees of the Fund's Adviser and their delegates and affiliates with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders. For information about the privacy policy of ING Investments and IFD, see "ING's Privacy Promise" on the Fund's website (www.ingfunds.com).

TABLE OF CONTENTS FOR THE
STATEMENT OF ADDITIONAL INFORMATION

Shares

ING Emerging Markets High Dividend Equity Fund

Common Shares
per Share

PROSPECTUS

[LIST UNDERWRITERS]

[             , 2010]

[PRPRO-XXX]

Until ______, 2010 (25 days after the date of this prospectus), all dealers that buy, sell or trade the common shares, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligations to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

The information in this Statement of Additional Information is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where such offer or sale is not permitted.

SUBJECT TO COMPLETION,

DATED July 14, 2010

STATEMENT OF ADDITIONAL INFORMATION

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

(800) 992-0180

ING EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

This Statement of Additional Information (“SAI”) relates to the ING Emerging Markets High Dividend Equity Fund (the “Fund”). The Fund is a newly organized, diversified, closed-end management investment company.

THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE PROSPECTUS OF ING EMERGING MARKETS HIGH DIVIDEND EQUITY FUND DATED July 14, 2010 (THE “PROSPECTUS”), AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING YOUR FINANCIAL INTERMEDIARY OR CALLING THE FUND AT 1-800-992-0180. YOU MAY ALSO OBTAIN A COPY OF THE FUND’S PROSPECTUS ON THE SECURITIES AND EXCHANGE COMMISSION’S (“SEC”) WEBSITE (HTTP://WWW.SEC.GOV).

Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Fund’s Prospectus.

This Statement of Additional Information is dated           , 2010

1

2

ING EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

HISTORY OF THE FUND

The Fund is a statutory trust organized under the laws of the State of Delaware and is registered as a closed-end, management investment company. The Fund was organized on July 6, 2010.

ADDITIONAL INVESTMENT POLICIES AND RESTRICTIONS

Primary investment strategies are described in the Prospectus. The following is a description of the various investment policies that the Fund may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. ING Investment Management Advisors B.V. (“IIM B.V.” or the “Sub-Adviser”) will use the following techniques only to the extent it believes that doing so will help to achieve the Fund’s investment objective. The fact that the Fund may use a technique does not mean that the technique will actually be used.

EQUITY INVESTMENTS. As described in the Prospectus, the Fund seeks to achieve its objective by investing in a portfolio of equity securities, primarily of issuers in emerging market countries.

PREFERRED STOCKS. The Fund may invest in preferred stocks of both domestic and foreign issuers. Under normal market conditions, the Fund expects, with respect to that portion of its managed assets invested in preferred stocks, if any, to invest only in preferred stocks of investment grade quality as determined by rating agencies such as Standard & Poor’s Ratings Services (S&P), Fitch Ratings or Moody’s Investors Service, Inc. (“Moody’s”) or, if unrated, determined to be of comparable quality by the Sub-Adviser. The foregoing credit quality policies apply only at the time a preferred stock is purchased, and the Fund is not required to dispose of a preferred stock in the event of a downgrade of an assessment of credit quality or the withdrawal of a rating. Preferred stocks involve credit risk, which is the risk that a preferred stock will decline in price or fail to pay dividends when expected because the issuer experiences a decline in its financial status. In addition to credit risk, investment in preferred stocks involves certain other risks as described in the Prospectus.

EMERGING MARKET ISSUERS. The risks of foreign (non-U.S.) investments described in the Prospectus apply to an even greater extent to investments in countries with emerging markets. The securities markets of countries with emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in countries with emerging markets, and the activities of investors in such markets and enforcement of existing regulations have been extremely limited. Many countries with emerging markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain countries with emerging markets. Economies in countries with emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The economies of these countries also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of countries with emerging markets may also be predominantly based on only a few industries or dependent on revenues from particular commodities. In addition, custodial services and other costs relating to investment in foreign markets may be more expensive in countries with emerging markets than in many developed foreign markets, which could reduce the Fund’s income from such securities.

In many cases, governments of countries with emerging markets continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the Fund’s investments in those countries. In addition, there is a heightened possibility of expropriation or confiscatory taxation, imposition of withholding taxes on interest payments or other similar developments that could affect investments in those countries. There can be no assurance that adverse political changes will not cause the Fund to suffer a loss of any or all of its investments in countries with emerging markets..

DERIVATIVE INSTRUMENTS. Derivative instruments (which are instruments that derive their value from another instrument, security or index) may be purchased or sold for hedging, risk management and investment purposes. These strategies may be executed through the use of derivative contracts in the U.S. or abroad. In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter (“OTC”) put and call options on common stocks and other securities, instruments based upon equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, and enter into various transactions such as swaps, caps, or floors or combinations of the above. In addition, derivatives may also include new techniques, instruments or strategies that are permitted as regulatory changes occur.

3

Transactions in derivative instruments involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, interest rates, indices or other financial instruments’ prices; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility.

OVER THE COUNTER (“OTC”).  OTC derivative instruments including, equity swaps and forward sales of stocks involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange or other exchanges may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. Certain purchased OTC options, and assets used as cover for written OTC options, are generally illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Internal Revenue Code of 1986, as amended (the “Code”), limit the Fund’s use of derivative instruments. The Fund has claimed an exclusion from the definition of a Commodity Pool Operator (“CPO”) under the Commodity Exchange Act and therefore is not subject to registration or regulation as a CPO. There can be no assurance that the use of derivative instruments will benefit the Fund.

SWAPS. Swap contracts may be purchased or sold to hedge against fluctuations in securities prices, interest rates or market conditions, to mitigate non-payment or default risk or to gain exposure to particular securities, baskets of securities, indices or currencies for hedging purposes. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a particular security, “basket” of securities or index. The Fund will enter into swaps only on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The net amount of the excess, if any, of the Fund’s obligations over its entitlements will be maintained in a segregated account by the Fund’s custodian. The Fund will not enter into any swap unless the claims-paying ability of the other party thereto is considered to be investment grade by the Sub-Adviser. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Swaps are traded in the OTC market. The use of swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Sub-Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would be unfavorably affected.

Total return swaps. Total return swaps are a type of swaps in which one party agrees to make payments of the total return from the underlying asset(s), which may include securities, baskets of securities or securities indices during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from other underlying asset(s).

Interest rate swaps. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of fixed rate payments for floating rate payments).

FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell various kinds of financial futures contracts and options thereon to seek to hedge against changes in stock prices or interest rates, for other risk management purposes or to gain exposure to certain securities, indices and currencies for hedging purposes. Futures contracts may be based on various securities indices and securities. Such transactions involve a risk of loss or depreciation due to adverse changes in securities prices, which may exceed the Fund’s initial investment in these contracts. The Fund will only purchase or sell futures contracts or related options for hedging purposes and in compliance with the rules of the Commodity Futures Trading Commission and any other regulatory body having jurisdiction over such contracts. These transactions involve transaction costs. Sales of futures contracts and related options generally result in realization of short-term or long-term

4

capital gain depending on the period for which the investment is held. To the extent that any futures contract or options on futures contract held by the Fund is a “Section 1256 contract” under the Code, the contract will generally be marked-to-market annually and any gain or loss will be treated as 60% long-term and 40% short-term, regardless of the holding period for such contract.

Foreign exchange traded futures contracts and options thereon may be used only if the Sub-Adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on U.S. exchanges.

SHORT SALES. Short sales of securities in which the Fund may engage are sales of securities already owned or in which there is a right to be acquired at no added cost through conversion or exchange of other securities owned (referred to as short sales “against the box”).

If the Fund makes a short sale “against the box,” the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Fund will deposit in escrow in a separate account with the Custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

The Fund’s decision to make a short sale “against the box” may be a technique to hedge against market risks when ING Investments, LLC (“ING Investments” or the “Adviser”) or the Sub-Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box” and the securities sold short are placed in a segregated account (not with the broker), or unless the Fund’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale. The Fund will comply with these requirements.

SECURITIES LENDING. As described in the Prospectus, the Fund may lend a portion of its portfolio securities to broker-dealers or other institutional borrowers. Loans will be made only to organizations whose credit quality or claims paying ability is considered by the Sub-Adviser to be at least investment grade (rated BBB- or higher by S&P, Baa3 or higher by Moody’s). All securities loans will be collateralized on a continuous basis by cash or U.S. government securities having a value, marked-to-market daily, of at least 100% of the market value of the loaned securities. The Fund may receive loan fees in connection with loans that are collateralized by securities or on loans of securities for which there is special demand. The Fund may also seek to earn income on securities loans by reinvesting cash collateral in securities consistent with its investment objectives and policies, seeking to invest at rates that are higher than the “rebate” rate that it normally will pay to the borrower with respect to such cash collateral. Any such reinvestment will be subject to the investment policies, strategies, restrictions and risk considerations described in the Prospectus and in this SAI.

Securities loans may result in delays in recovering, or a failure of the borrower to return, the loaned securities. The defaulting borrower ordinarily would be liable to the Fund for any losses resulting from such delays or failures, and the collateral provided in connection with the loan normally would also be available for that purpose. Securities loans normally may be terminated by either the Fund or the borrower at any time. Upon termination and the return of the loaned securities, the Fund would be required to return the related cash or securities collateral to the borrower and it may be required to liquidate longer term portfolio securities in order to do so. To the extent that such securities have decreased in value, this may result in the Fund realizing a loss at a time when it would not otherwise do so. The Fund also may incur losses if it is unable to reinvest cash collateral at rates higher than applicable rebate rates paid to borrowers and related administrative costs. These

5

risks are substantially the same as those incurred through investment leverage, and will be subject to the investment policies, strategies, restrictions and risk considerations described in the Prospectus and in this SAI.

The Fund will receive amounts equivalent to any interest or other distributions paid on securities while they are on loan, and the Fund will not be entitled to exercise voting or other beneficial rights on loaned securities. The Fund will exercise its right to terminate loans and thereby regain these rights whenever the Sub-Adviser considers it to be in the Fund’s interest to do so, taking into account the related loss of reinvestment income and other factors.

WARRANTS. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Put and call index warrants (“Index Warrants”) are instruments whose values vary depending on the change in the value of one or more specified securities indices. Index Warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer, based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the Index Warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Fund were to not exercise an Index Warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant. The Fund will normally use Index Warrants in a manner similar to its use of options on securities indices. The risks of using Index Warrants are generally similar to those relating to its use of index options. Unlike most index options, however, Index Warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution that issues the warrant. Also, Index Warrants generally have longer terms than index options. Index Warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of Index Warrants may limit the Fund’s ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS. In order to secure prices or yields deemed advantageous at the time, the Fund may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 to 45 days after the commitment is made. The Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. The Fund will establish a segregated account with the Custodian consisting of cash and/or liquid assets in an amount equal to the amount of its when-issued and delayed-delivery commitments which will be “marked to market” daily. The Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. In these cases, the Fund may realize a taxable gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

When the time comes to pay for the securities acquired on a delayed-delivery basis, the Fund will meet its obligations from the available cash flow, sale of the securities held in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund’s payment obligation). Depending on market conditions, the Fund could experience fluctuations in share price as a result of delayed delivery or when-issued purchases.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the Fund may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S.

6

dollar, the Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward foreign currency contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an agreement to exchange one currency for another — for example, to exchange a certain amount of U.S. dollars for a certain amount of Korean won at a future date. Forward foreign currency exchange contracts are included in the group of instruments that can be characterized as derivatives. Neither spot transactions for forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund’s portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. Use of currency hedging techniques may also be limited by management’s need to protect the status of the Fund as a regulated investment company under the Code.

OTHER INVESTMENT COMPANIES. An investment company is a company engaged in the business of pooling investors’ money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When the Fund invests in other investment companies, shareholders of the Fund bear their proportionate share of the underlying investment companies’ fees and expenses. Exchange-traded funds (“ETFs”) are investment companies whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are traded on exchanges similar to a publicly traded company. Similarly, the risks and costs of ETFs are similar to that of a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. Because ETFs trade on an exchange, they may not trade at net asset value (“NAV”). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETFs’ underlying securities. Additionally, if the Fund elects to redeem its ETF shares rather than sell them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash. Additionally, when the Fund invests in ETFs, shareholders of the Fund bear their proportionate share of the underlying ETFs’ fees and expenses.

U.S. GOVERNMENT SECURITIES AND OBLIGATIONS. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

DEBT SECURITIES. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk. Credit risk is the risk that the Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature. The securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

CALL RISK. During periods of falling interest rates, a bond issuer may “call,” or repay, its high yielding bond before the bond maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income.

TEMPORARY INVESTMENTS. The Fund may temporarily invest to a significant degree in cash, cash equivalents or investment grade debt securities including U.S. government securities. Cash equivalents are highly liquid, short-term

7

securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. government obligations.

FUNDAMENTAL POLICIES

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of outstanding shares of the Fund. As a matter of fundamental policy the Fund may not:

1.                       issue any senior security, except to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”), including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Fund.

2.                       purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry or group of related industries, provided that this limitation shall not apply to obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities.

3.                       purchase or sell real estate, although it may purchase and sell securities which are secured by interests in real estate, securities of issuers which invest or deal investment trusts and other securities that represent a similar indirect interest in real estate. The Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities.

4.                       make loans to other persons, except by: (a) the acquisition of obligations in which the Fund is authorized to invest in accordance with its investment objectives and policies; (b) entering into repurchase agreements and (c) lending its portfolio securities.

5.                       borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Fund.

6.                       underwrite securities issued by other persons, except insofar as it may technically be deemed to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”) in selling or disposing of a portfolio investment, or participating in a secondary offering of a portfolio investment.

7.                       purchase or sell commodities or commodity contracts for the purposes except to the extent permitted by applicable law without the Fund becoming subject to registration with the Commodity Futures Trading Commission as a commodity pool.

8.                       purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The purchase of investment assets with the proceeds of a permitted borrowing or securities offering will not be deemed to be the purchase of securities on margin.

The Fund has also adopted the following non-fundamental investment policies which may be changed by the Board of Trustees (“Board”) without approval of the Fund’s shareholders. As a matter of non-fundamental policy, the Fund will normally invest at least 80% of its managed assets in dividend producing equity securities of, or derivatives having economic characteristics similar to the equity securities of, issuers in emerging markets. The Fund will provide its shareholders with at least 60 days’ prior written notice of any material change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. Solely for the purpose of compliance with Rule 35d-1 under the 1940 Act, the Fund will calculate its 80% investment test using net assets (plus borrowings for investment purposes) rather than managed.

Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other assets or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund’s acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the Sub-Adviser if the security is not rated by a rating agency) will not compel the Fund to dispose of such security or other asset. Notwithstanding the foregoing, the Fund must always be in compliance with the borrowing policies set forth above.

8

MANAGEMENT OF THE FUND

TRUSTEES

The Board of Trustees of the Fund (the “Board” or the “Trustees”) is responsible for the overall management and supervision of the affairs of the Fund. The Trustees and officers of the Fund are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

Set forth in the table below is information about each Trustee of the Fund. The address for each Trustee is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

Name and Age	Position(s) held with Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past 5 Years	Number of Funds in Fund Complex overseen by Trustee(2)	Other Directorships/Trusteeships held by Trustee

Independent Trustees

Colleen D. Baldwin Age: 49	Trustee	August 2010 - Present	Consultant, Glantuam Partners, LLC (January 2009 – Present); President, National Charity League/Canaan Parish Board (June 2008 - Present) and Consultant (January 2005 to Present).	137	None.

John V. Boyer Age: 56	Trustee	August 2010 - Present	President, Bechtler Arts Foundation (January 2008 - Present). Formerly, Consultant (July 2007 - February 2008); President and Chief Executive Officer, Franklin and Eleanor Roosevelt Institute (March 2006 – July 2007), and Executive Director, The Mark Twain House & Museum (3) (September 1989 – March 2006).	137	None.

Patricia W. Chadwick Age: 61	Trustee	August 2010 - Present	Consultant and President, Ravengate Partners LLC (January 2000 – Present).	137	Wisconsin Energy (June 2006 – Present).

Peter S. Drotch Age: 67	Trustee	August 2010 - Present	Retired partner, PricewaterhouseCoopers, LLP.	137	First Marblehead Corporation (September 2003- Present).

J. Michael Earley Age: 64	Trustee	August 2010 - Present	Retired. Formerly, President, Chief Executive Officer, Bankers Trust Company, N.A. Des Moines (June 1992 – December 2008).	137	Bankers Trust Company, N.A. Des Moines (June 1992-Present) and Midamerica Financial Corporation (December 2002 - Present).

Patrick W. Kenny Age: 67	Trustee	August 2010 - Present	Retired. Formerly, President and Chief Executive Officer, International Insurance Society (June 2001 - June 2009).	137	Assured Guaranty Ltd. (April 2004 - Present); and Odyssey Re Holdings Corp. (November 2006 – Present).

Sheryl K. Pressler Age: 59	Trustee	August 2010 - Present	Consultant (May 2001 – Present).	137	Stillwater Mining Company (May 2002 – Present).

9

Name and Age	Position(s) held with Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past 5 Years	Number of Funds in Fund Complex overseen by Trustee(2)	Other Directorships/Trustee ships held by Trustee

Roger B. Vincent Age: 64	Trustee	August 2010 - Present	President, Springwell Corporation (March 1989 - Present).	137	UGI Corporation (February 2006 - Present); and UGI Utilities, Inc. (February 2006 - Present).

Trustees who are “Interested Persons”

Shaun P. Mathews(4) Age: 54	Trustee	August 2010 - Present	President and Chief Executive Officer, ING Investments, LLC (5) (November 2006 – Present). Formerly, President, ING Mutual Funds and Investment Products (November 2004 - November 2006).	179 (6)

ING Services Holding Company, Inc. (May 2000 – Present); Southland Life Insurance Company (June 2002 – Present); and ING Capital Corporation, LLC, ING Funds Distributor, LLC(7), ING Funds Services, LLC (8), ING Investments, LLC (5) and ING Pilgrim Funding, Inc. (December 2005 – Present).

Robert W. Crispin(4) Age: 63	Trustee	August 2010 - Present	Retired Chairman and Chief Executive Officer, ING Investment Management Co. (June 2001 – December 2007).	137	ING Canada Inc. (December 2004 – Present) and ING Bank fsb (June 2001 – Present).

(1)

The Board is divided into three classes, with the term of one class expiring at each annual meeting of the Fund. At each annual meeting, one class of Trustees is elected to a three-year term and serves until their successors are duly elected and qualified. The tenure of each Trustee is subject to the Board’s retirement policy, which states that each Independent Trustee shall retire from service as a Trustee at the conclusion of the first regularly scheduled meeting of the Board that is held after the Trustee reaches the age of 72. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Fund under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2)

For the purposes of this table, “Fund Complex” means the following investment companies: The Fund, ING Asia Pacific High Dividend Equity Income Fund; ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend and Premium Opportunity Fund; ING Infrastructure, Industrials & Materials Fund. ING International High Dividend Equity Income Fund; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Partners, Inc.; ING Prime Rate Trust; ING Risk Managed Natural Resources Fund; ING Senior Income Fund; ING Separate Portfolios Trust; ING Variable Insurance Trust; and ING Variable Products Trust. The number of Funds in the complex is as of March 31, 2010.

(3)

Mr. Boyer held a seat on the Board of Directors of The Mark Twain House & Museum from September 1989 to November 2005. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House & Museum.

(4)

Messrs. Mathews and Crispin are “interested persons” of the Fund, as defined by the 1940 Act, because of their affiliation with ING Groep N.V., the parent corporation of the Adviser, ING Investments, LLC and the Distributor, ING Funds Distributor, LLC.

(5)

ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(6)

Mr. Mathews is also Trustee/Director of the following investment companies: ING Balanced Portfolio, Inc.; ING Intermediate Bond Portfolio; ING Money Market Portfolio; ING Series Fund, Inc.; ING Strategic Allocation Portfolios, Inc.; ING Variable Funds; and ING Variable Portfolios, Inc.

(7)

ING Funds Distributor, LLC is the successor in interest to ING Funds Distributor, Inc. which was previously known as ING Pilgrim Securities, Inc. and prior to that was known as Pilgrim America Securities, Inc.

(8)

ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the successor in interest to ING Pilgrim, Inc. which was previously known as Pilgrim Group, Inc. and prior to that was known as Pilgrim America Group, Inc.

10

Officers

Information regarding Officers of the Trust:

Name and Age	Positions Held with the Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Last Five Years

Shaun P. Mathews Age: 55	President and Chief Executive Officer	July 2010 — Present	President and Chief Executive Officer, ING Investments, LLC (2) (November 2006 - Present). Formerly, Head of ING Mutual Funds and Investment Products (November 2004 - November 2006).

Stanley D. Vyner Age: 60	Executive Vice President Chief Investment Risk Officer	July 2010 — Present	Executive Vice President, ING Investments, LLC (2) (July 2000 — Present); and Chief Investment Risk Officer, ING Investments, LLC (2) (January 2003 — Present).

Michael J. Roland Age: 52	Executive Vice President	July 2010 — Present

Executive Vice President and Chief Operating Officer, ING Investments, LLC(2) and ING Funds Services, LLC(3) (January 2007 — Present). Formerly, Executive Vice President and Head of Product Management (January 2005 — January 2007); Chief Compliance Officer, ING Investments, LLC(2) and Directed Services LLC(4) (October 2004 — December 2005).

Joseph M. O’Donnell Age: 55	Chief Compliance Officer Executive Vice President	July 2010 — Present

Chief Compliance Officer of the ING Funds (November 2004 — Present); Executive Vice President of the ING Funds (March 2006 — Present); Chief Compliance Officer of ING Investments, LLC(2) (March 2006 — July 2008 and October 2009- Present); and Investment Advisor Chief Compliance Officer, Directed Services LLC(4) (March 2006 — July 2008 and October 2009- Present). Formerly, Investment Advisor Chief Compliance Officer, ING Life Insurance and Annuity Company (March 2006 — December 2006).

Todd Modic Age: 44	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	July 2010 — Present	Senior Vice President, ING Funds Services, LLC (3) (March 2005 — Present).

Kimberly A. Anderson Age: 45	Senior Vice President	July 2010 — Present	Senior Vice President, ING Investments, LLC (2) (June 1995 — Present).

Robert Terris Age: 39	Senior Vice President	July 2010 — Present	Senior Vice President, Head of Division Operations, ING Funds Services, LLC (3) (May 2006 - Present). Formerly, Vice President of Administration, ING Funds Services, LLC (3) (October 2001 — May 2006).

Robyn L. Ichilov Age: 42	Vice President and Treasurer	July 2010 — Present	Vice President and Treasurer, ING Funds Services, LLC (3) (November 1995 — Present) and ING Investments, LLC (2) (August 1997 — Present).

Lauren D. Bensinger Age: 56	Vice President	July 2010 — Present

Vice President and Chief Compliance Officer, ING Funds Distributor, LLC (5) (August 1995 — Present); Vice President, ING Investments, LLC (2) (February 1996 — Present); and Director of Compliance, ING Investments, LLC (2) (October 2004 — Present).

11

Name and Age	Positions Held with the Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Last Five Years

Maria M. Anderson Age: 51	Vice President	July 2010 — Present	Vice President, ING Funds Services, LLC (3) (September 2004 — Present).

Kimberly K. Springer Age: 53	Vice President	July 2010 — Present

Vice President, ING Funds (March 2010 — Present); Vice President, ING Funds Services, LLC (3) (March 2006 — Present) and Managing Paralegal, Registration Statements (June 2003 — Present). Formerly, Assistant Vice President, ING Funds Services, LLC (3) (August 2004 — March 2006).

Denise Lewis Age: 46	Vice President	July 2010 — Present	Vice President, ING Funds Services, LLC (3) (December 2006 — Present). Formerly, Senior Vice President, UMB Investment Services Group, LLC (November 2003 — December 2006).

William Evans Age: 37	Senior Vice President	July 2010 — Present

Senior Vice President (March 2010 — Present) and Manager Research and Selection Group (April 2007 — Present). Formerly, Vice President, U.S. Mutual Funds and Investment Products (May 2005 — April 2007).

Craig Wheeler Age: 41	Assistant Vice President	July 2010 — Present	Assistant Vice President — Director of Tax, ING Funds Services, LLC (3) (March 2008 — Present). Formerly, Tax Manager, ING Funds Services, LLC (3) (March 2005 — March 2008).

Huey P. Falgout, Jr. Age: 46	Secretary	July 2010 — Present	Senior Vice President and Chief Counsel, ING Funds (March 2010 — Present). Formerly, Chief Counsel, ING Americas, U.S. Legal Services (September 2003 — March 2010).

Theresa K. Kelety Age: 47	Assistant Secretary	July 2010 — Present

Vice President and Senior Counsel, ING Funds (March 2010 — Present). Formerly, Senior Counsel, ING Americas, U.S. Legal Services (April 2008 — March 2010) and Counsel, ING Americas, U.S. Legal Services (April 2003 — April 2008).

Kathleen Nichols Age: 34	Assistant Secretary	July 2010 — Present

Vice President and Counsel, ING Funds (March 2010 — Present). Formerly, Counsel, ING Americas, U.S. Legal Services (February 2008 — March 2010) and Associate, Ropes & Gray LLP (September 2005 — February 2008).

Paul Caldarelli Age: 58	Assistant Secretary	June 2010 - Present

Senior Counsel, ING Funds (March 2010-Present).  Formerly, Senior Counsel, ING Americas, U.S. Legal Services (April 2008 — March 2010) and Counsel, ING Americas, U.S.  April—Legal Services (May 2005 2008).

(1)          The officers hold office until the next annual meeting of the Trustees and until their successors have been elected and qualified.

(2)          ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the successor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that, was known as Pilgrim America Investments, Inc.

(3)          ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(4)          Directed Services LLC is the successor in interest to Directed Services, Inc.

(5)          ING Funds Distributor, LLC is the successor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

12

BOARD

The Board governs the Fund and is responsible for protecting the interests of the shareholders. The Trustees are experienced executives who oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund’s performance.

THE BOARD LEADERSHIP STRUCTURE AND RELATED MATTERS

The Board is currently comprised of        members,        of whom are independent or disinterested persons, which means that they are not “interested persons” of the Portfolios as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”).  The Trust is one of        registered investment companies (with a total of approximately        separate series) and all of the Trustees serve as members of, as applicable, each investment company’s Board of Trustees or Board of Directors.  The Board employs substantially the same leadership structure with respect to each of these investment companies.

One of the Independent Trustees, currently           , serves as the Chairman of the Board of the Trust.  The responsibilities of the Board Chairman include: coordinating with management in the preparation of agendas for Board meetings; presiding at Board meetings; between Board meetings, serving as a primary liaison with other Trustees, officers of the Trust, management personnel and legal counsel to the Independent Trustees; and such other duties as the Board periodically may determine.           holds no position with any firm that is a sponsor of the Trust.

The Board performs many of its oversight and other activities through the committee structure described below in the “Board Committees” section. Each Committee operates pursuant to a written Charter approved by the Board. The Board currently expects to conduct regular meetings eight (8) times a year. Six of these regular meetings consist of sessions held over a two-day period and two of these meetings consist of a one-day session. In addition, during the course of a year, the Board and many of its Committees typically hold special meetings by telephone or in person to discuss specific matters that require action prior to their next regular meetings.

The Board believes that its leadership structure is an effective means of empowering the Trustees to perform their fiduciary and other duties.  For example, the Board’s committee structure facilitates, as appropriate, the ability of individual Board members to receive detailed presentations on topics under their review and to develop increased familiarity with respect to such topics and with key personnel at relevant service providers. At least annually, with guidance from its Nominating and Governance Committee, the Board analyzes whether there are potential means to enhance the efficiency and effectiveness of the Board’s operations.

FREQUENCY OF MEETINGS

The Board currently conducts regular meetings eight (8) times a year. The Audit Committee meets regularly five (5) times per year; the Nominating and Governance Committee and the Compliance Committee each meets regularly four (4) times per year; the Investment Review Committee meets six (6) times per year; the Contracts Committee meets seven (7) times per year; and the Executive Committee meets as often as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.

COMMITTEES

Audit Committee. The Audit Committee operates pursuant to a charter approved by the Board, a copy of which is available on the                  website:                 . The charter sets forth the responsibilities of the Audit Committee. The functions of the Audit Committee include, among others, to meet with the independent registered public accounting firm of the Fund to review the scope of the Fund’s audit, the Fund’s financial statements and interim accounting controls, and to meet with management concerning these matters, internal audit activities and other matters. The Audit Committee currently consists of                (    ) Trustees:                       ,                       ,                        and                all of whom are considered independent under the rules promulgated by the New York Stock Exchange and, in addition, are not “interested persons” of the Fund as defined in Section 2(a)(19) of the 1940 Act.                    serves as Chairperson of the Audit Committee and, along with                     , have each been designated as the audit committee financial expert under the Sarbanes-Oxley Act.

Compliance Committee. The Board has established a Compliance Committee for the purpose of, among other things: (1) coordinating activities between the Board and the Chief Compliance Officer (“CCO”) of the Fund; (2) facilitating

13

information flow among Board members and the CCO between Board meetings; (3) working with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; (4) coordinating CCO oversight activities with other ING Fund boards; (5) making recommendations regarding the role, performance and oversight of the CCO; (6) overseeing the implementation of the Fund’s valuation procedures and the fair value determinations made with respect to securities held by the Fund for which market value quotations are not readily available; (7) overseeing management’s administration of proxy voting; and (8) overseeing the effectiveness of brokerage usage by the Fund’s adviser or sub-adviser(s), as applicable, and compliance with regulations regarding the allocation of brokerage for services. The Compliance Committee currently consists of                  (    ) Independent Trustees:                       ,                       ,                      and                     .                    currently serves as Chairperson of the Compliance Committee.

Contracts Committee. The Board has established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the Fund. The responsibilities of the Contracts Committee, among other things, include: (1) identifying the scope and format of information to be provided by service providers in connection with applicable contract approvals or renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (3) evaluating regulatory and other developments that might have an impact on applicable approval and renewal processes; (4) reporting to the Trustees its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Trustees relating to the approval and renewal of advisory and sub-advisory agreements; (6) recommending to the Board specific steps to be taken by it regarding the contracts approval and renewal process, including, for example, proposed schedules of meetings by the Trustees; and (7) otherwise providing assistance in connection with Board decisions to renew, reject or modify agreements or plans. The Contracts Committee currently consists of            (    ) Independent Trustees:                       ,                       ,                       ,                        and                   .                    currently serves as Chairperson of the Contracts Committee.

Executive Committee. The Board has established an Executive Committee whose function is to act on behalf of the full Board between meetings when necessary. The Executive Committee currently consists                      (    ) Independent Trustees and                  (    ) Trustees who are “interested persons,” as defined in the 1940 Act. The following Trustees currently serve as members of the Executive Committee:                       ,                       ,                       .                 , Chairman of the Board, currently serves as Chairperson of the Executive Committee.

Investment Review Committee. The Board has established two Investment Review Committees to, among other things, monitor the investment performance of the funds within the ING Funds Complex and make recommendations to the Board with respect to investment management activities performed by the adviser and sub-advisers on behalf of those funds, and to review and make recommendations regarding proposals by management to retain new or additional sub-advisers for a fund: the Investment Review Committee for the Domestic Equity Funds (the “DE IRC”) and the Investment Review Committee for the International/Balanced/Fixed-Income Funds (the “IBF IRC”).

The IBF IRC, which is the Investment Review Committee that oversees the Fund, currently consists of                (    ) Independent Trustees and            (  ) Trustee who is an “interested person,” as defined in the 1940 Act. The following Trustees serve as members of the IBF IRC:                       ,                       ,                       .                    currently serves as Chairperson of the IBF IRC.

Nominating and Governance Committee. The Board has established a Nominating and Governance Committee for the purpose of, among other things: (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board; (2) reviewing workload and capabilities of Independent Trustees and recommending changes to the size or composition of the Board, as necessary; (3) monitoring regulatory developments and recommending modifications to the Committee’s responsibilities; (4) considering and, if appropriate, recommending the creation of additional committees or changes to Trustee policies and procedures based on rule changes and “best practices” in corporate governance; (5) conducting an annual review of the membership and chairpersons of all Board committees and of practices relating to such membership and chairpersons; (6) undertaking a periodic study of compensation paid to independent board members of investment companies and making recommendations for any compensation changes for the Independent Trustees; (7) overseeing the Board’s annual self evaluation process; (8) developing (with assistance from management) an annual meeting calendar for the board and its committees; and (9) overseeing actions to facilitate attendance by Independent Trustees at relevant educational seminars and similar programs.

In evaluating potential candidates to fill vacancies on the Board, the Nominating and Governance Committee will consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. Any

14

successful candidate, though, must have a high level of integrity, appropriate experience and a commitment to fulfill the fiduciary duties inherent in Board membership. The Nominating and Governance Committee has a policy under which it also considers the extent to which potential candidates possess sufficiently diverse skills and diversity characteristics (such as gender, race or national origin) that would contribute to the Board’s overall effectiveness. The Nominating and Governance Committee considers the effectiveness of this policy in the context of its periodic self-assessment of its overall operations and effectiveness.

The Nominating and Governance Committee will consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews nominees that it identifies initially as potential candidates. A shareholder nominee for Trustee should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at least the following information as to each individual proposed for nominations as Trustee: such person’s written consent to be named in a proxy statement as a nominee (if nominated) and to serve as a Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations, including such information as the Board may reasonably deem necessary to satisfy its oversight and due diligence duties.

The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee. To be timely in connection with a shareholder meeting to elect Trustees, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Fund with the SEC.

The Nominating and Governance Committee consists of                (        ) Independent Trustees:                       ,                       ,                       .                currently serves as Chairperson of the Nominating and Governance Committee and operates pursuant to a charter approved by the Board, a copy of which is available on the            website:                 .

As the Fund is a closed-end investment company with no prior investment operations as of the date of this SAI, no meetings of the above committees have been held in the current fiscal year, [provided that the                          has acted by written consent to form the Audit Committee which, in turn, met in connection with the organization of the Fund to select the Fund’s independent auditor.]

The Board’s Risk Oversight Role

The day-to-day management of various risks relating to the administration and operation of the Fund is the responsibility of management and other service providers retained by the Board or by management, most of whom employ professional personnel who have risk management responsibilities. The Board oversees this risk management function consistent with and as part of its oversight duties. The Board performs this risk management oversight function directly and, with respect to various matters, through its committees. The following description provides an overview of many, but not all, aspects of the Board’s oversight of risk management for the Fund. In this connection, the Board has been advised that it is not practicable to identify all of the risks that may impact the Fund or to develop procedures or controls that are designed to eliminate all such risk exposures, and that applicable securities law regulations do not contemplate that all such risks be identified and addressed.

The Board, working with management personnel and other service providers, has endeavored to identify the primary risks that confront the Fund. In general, these risks include, among others, investment risks, credit risks, liquidity risks, valuation risks, operational risks, reputational risks, regulatory risks, risks related to potential legislative changes and the risk of conflicts of interest affecting ING affiliates in managing the Fund. The Board has adopted and periodically reviews various policies and procedures that are designed to address these and other risks confronting the Fund. In addition, many service providers to the Fund have adopted their own policies, procedures and controls designed to address particular risks to the Fund. The Board and persons retained to render advice and service to the Board periodically review and/or monitor changes to and developments relating to the effectiveness of these policies and procedures.

The Board oversees risk management activities in part through receipt and review by the Board or its committees of regular and special reports, presentations and other information from officers of the Fund, including the CCO for the Fund and its investment adviser and the Fund’s Chief Investment Risk Officer (“CIRO”), and from other service providers. For example, management personnel and the other persons make regular reports and presentations to: (1) the Compliance Committee regarding compliance with regulatory requirements; (2) the Investment Review Committees regarding investment

15

activities and strategies that may pose particular risks; (3) the Audit Committee with respect to financial reporting controls and internal audit activities; (4) the Nominating and Governance Committee regarding corporate governance and best practice developments; and (5) the Contracts Committee regarding regulatory and related developments that might impact the retention of service providers to the Fund. The CIRO oversees an Investment Risk Department (“IRD”) that provides an independent source of analysis and research for Board members in connection with their oversight of the investment process and performance of portfolio managers. Among its other duties, the IRD seeks to identify and, where practicable, measure the investment risks being taken by the Fund’s portfolio managers. Although the IRD works closely with management of the Fund in performing its duties, the CIRO is directly accountable to and maintains an ongoing dialogue with the Independent Trustees.

Qualifications of the Trustees

The Board believes that each of the Trustees is qualified to serve as a Trustee of the Fund based on its review of the experience, qualifications, attributes and skills of each Trustee. The Board bases this conclusion on its consideration of various criteria, no one of which is controlling. Among others, the Board has considered the following factors with respect to each Trustee: strong character and high integrity; an ability to review, evaluate, analyze and discuss information provided; the ability to exercise effective business judgment in protecting shareholder interests while taking into account different points of views; a background in financial, investment, accounting, business, regulatory or other skills that would be relevant to the performance of a Trustee’s duties; the ability and willingness to commit the time necessary to perform his or her duties; and the ability to work in a collegial manner with other Board members. Each Trustee’s ability to perform his or her duties effectively is evidenced by his or her: experience in the investment management business; related consulting experience; other professional experience; experience serving on the boards of directors of other public companies; educational background and professional training; prior experience serving on the Board of Trustees of other ING funds, as well as the boards of other investment companies in the ING Funds Complex and/or of other investment companies; and experience as attendees or participants in conferences and seminars that are focused on investment company matters and/or duties that are specific to board members of registered investment companies.

Information indicating certain of the specific experience and qualifications of each Trustee relevant to the Board’s belief that the Trustee should serve in this capacity is provided in the table above in the section entitled “Information Regarding Individual Board Members of the Fund.” That table includes, for each Trustee, positions held with the Fund, the length of such service, principal occupations during the past five years, the number of series within the ING Funds Complex for which the Trustee serves as a Board member and certain directorships held during the past five years. Set forth below are certain additional specific experiences, qualifications, attributes or skills that the Board believes support a conclusion that each Trustee should serve as a Board member in light of the Fund’s business and structure.

Colleen D. Baldwin has been a Trustee of the Fund and a board member of other investment companies in the ING Funds Complex since 2007.  She also has served as the Chairperson of the Board’s Nominating and Governance Committee since 2009.  Ms. Baldwin has been President of Glantuam Partners, LLC, a business consulting firm, since 2009.  Prior to that, she served in senior positions at the following financial services firms: Chief Operating Officer for Ivy Asset Management, Inc. (2002-2004), a hedge fund manager; Chief Operating Officer and Head of Global Business and Product Development for AIG Global Investment Group (1995-2002), a global investment management firm; Senior Vice President at Bankers Trust Company (1994-1995); and Senior Managing Director at J.P. Morgan & Company (1987-1994).  In addition to her undergraduate degree, Ms. Baldwin has an MBA degree from Pace University.  These positions and experiences have provided Ms. Baldwin with a strong background in asset management matters and in the oversight of related service activities.

John V. Boyer has been a Trustee of the Fund and a board member of other investment companies in the ING Funds Complex since 2005.  He also has served as Chairperson of the Fund’s International/Balanced/Fixed Income Funds Investment Review Committee since 2006 and, prior to that, as Chairperson of the Fund’s Compliance Committee.  Since 2008, Mr. Boyer has been President of the Bechtler Arts Foundation for which, among his other duties, Mr. Boyer oversees all fiduciary aspects of the Foundation and assists in the oversight of the Foundation’s endowment portfolio.  Previously, he served as President and Chief Executive Officer of the Franklin and Eleanor Roosevelt Institute (2006-2007) and as Executive Director of The Mark Twain House & Museum (1989-2006) where he was responsible for overseeing business operations, including endowment portfolios.  He also served as a board member of certain predecessor mutual funds of the ING Funds Complex (1997-2005).  In addition to his undergraduate degree, Mr. Boyer has an MFA degree from Princeton University.  These positions and experiences have provided Mr. Boyer with a strong background in business management, asset management oversight and related service activities.

Patricia W. Chadwick has been a Trustee of the Fund and a board member of other investment companies in the ING Funds Complex since 2006.  She also has served as Chairperson of the Fund’s Domestic Equity Funds Investment Review Committee since 2007.   Since 2000, Ms. Chadwick has been the Founder and President of Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy. She also is a trustee of the Royce Fund (since 2009), and a director of Wisconsin Energy Corp. (since 2006) and AMICA Mutual Insurance Company (since 1992).  Previously, she served in senior roles at several major financial services firms where her duties included the management of corporate pension funds, endowments and foundations, as well as management responsibilities for an asset management business.  These positions and experiences have provided Ms. Chadwick with a strong background in asset management matters and in the oversight of related service providers.

Robert W. Crispin has been a Trustee of the Fund and a board member of other investment companies in the ING Funds Complex since 2007.  He formerly served as Chairman and Chief Executive Officer of ING Investment Management Co. (2001-2007), an investment sub-adviser to many of the funds in the ING Funds Complex, and in other senior positions in financial service firms.  These positions and experiences have provided Mr. Crispin with a strong background in investment management and distribution activities and related administrative oversight activities, as well as with extensive knowledge of many of the Fund’s key service providers.

16

Peter S. Drotch has been a Trustee of the Fund and a board member of other investment companies in the ING Funds Complex since 2007.  Prior to his retirement in 2000, he was a partner at the accounting firm of PricewaterhouseCoopers LLP, where he was the leader of the firm’s asset management practice group and acquired extensive experience with respect to audits and other financial matters relating to registered investment companies.  Since his retirement, he also has served on the boards of registered investment companies in other fund complexes (the State Street Research Funds and BlackRock Funds) from 2005 to 2007 and as a consultant with respect to investment company regulatory compliance matters.  In addition to his undergraduate degree, Mr. Drotch is a Certified Public Accountant.  These positions and experiences have provided Mr. Drotch with a strong background in financial reporting, compliance and internal control matters relating to registered investment companies.

J. Michael Earley has been a Trustee of the Fund and a board member of other investment companies in the ING Funds Complex since 2002.  He also has served as Chairperson of the Fund’s Audit Committee since 2003.  Mr. Earley retired in 2008 as President and Chief Executive Officer of Bankers Trust Company, N.A. (Des Moines, Iowa), where he had worked since 1992.  He also has served on the boards of directors of that company (1992-2009) and of Midamerica Financial Corporation (2002-2009), and as a board member of certain predecessor mutual funds of the ING Funds Complex (1997-2002).  In addition to his undergraduate degree, Mr. Earley has a JD degree from the University of Iowa.  These positions and experiences have provided Mr. Earley with a strong background in management matters relating to financial institutions and with respect to financial reporting and internal controls matters.

Patrick W. Kenny has been a Trustee of the Fund and a board member of other investment companies in the ING Funds Complex since 2005.  He also has served as the Chairperson of the Fund’s Compliance Committee since 2006.  He previously served as President and Chief Executive Officer (2001-2009) of the International Insurance Society (insurance trade association), Executive Vice President (1998-2001) of Frontier Insurance Group (property and casualty insurance company), Senior Vice President (1995-1998) of SS&C Technologies (software and technology company), Chief Financial Officer (1988-1994) of Aetna Life & Casualty Company (multi-line insurance company), and as Partner (until 1988) of KPMG (accounting firm).  Mr. Kenny currently serves (since 2004) on the board of directors of Assured Guaranty Ltd. (provider of financial guaranty insurance) and previously served on the boards of Odyssey Re Holdings Corporation (multi-line reinsurance company) (2006-2009) and of certain predecessor mutual funds of the ING Funds Complex (2002-2005).  In addition to his undergraduate degree, Mr. Kenny has an MS degree from the University of Missouri and is a Certified Public Accountant.  These positions and experiences have provided Mr. Kenny with a strong background in financial, accounting, insurance and management matters.

Shaun P. Mathews has been a Trustee of the Fund and a board member of other investment companies in the ING Funds Complex since 2007.  He also is President and Chief Executive Officer of ING Investments, LLC (2006 to present).  Mr. Mathews previously served as President of ING Mutual Funds and Investment Products (2004-2006) and several other senior management positions in various aspects of the financial services business. These positions and experiences have provided Mr. Mathews with extensive investment management, distribution and oversight experience, as well as with extensive direct knowledge of many of the Fund’s key service providers.

Sheryl K. Pressler has been a Trustee of the Fund and a board member of other investment companies in the ING Funds Complex since 2006.  She also has served as Chairperson of the Fund’s Contracts Committee since 2007.  Ms. Pressler has served as a consultant on financial matters since 2001.  Previously, she held various senior positions

17

involving financial services, including as Chief Executive Officer (2000-2001) of Lend Lease Real Estate Investments, Inc. (real estate investment management and mortgage servicing firm), Chief Investment Officer (1994-2000) of California Public Employees’ Retirement System (state pension fund), and Director of Retirement Funds Management (1981-1994) of McDonnell Douglas Corporation (aircraft manufacturer).  In addition to her undergraduate degree, Ms. Pressler has an MBA degree from Washington University.  These positions and experiences have provided Ms. Pressler with extensive experience in asset management and retirement service matters, as well as management oversight of such operations.

Roger B. Vincent has been a Trustee of the Fund and a board member of other investment companies in the ING Funds Complex since 2002.  He also has served as Chairman of the Board of Trustees since 2007 and he previously served as Chairperson of Contracts Committee and the Domestic Equity Funds Investment Review Committee.  Mr. Vincent currently is President (since 1989) of Springwell Corporation (corporate finance firm) and a Director of UGI Corporation and UGI Utilities, Inc. (since 2006).  He previously worked for 20 years at Bankers Trust Company.  He also previously served as a Director of AmeriGas Partners, L.P. (1998-2006), Tatham Offshore, Inc. (1996-2000) and Petrolane, Inc. (1993-1995), and as a board member of certain predecessor funds of the ING Funds Complex (1994-2002).  Mr. Vincent is a frequent speaker or panelist at mutual fund industry conferences and seminars.  In addition to his undergraduate degree, Mr. Vincent has an MBA degree from Harvard University. These positions and experiences have provided Mr. Vincent with extensive experience in financial management and oversight matters.

TRUSTEE OWNERSHIP OF SECURITIES

SHARE OWNERSHIP POLICY

In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own, beneficially shares of one or more funds in the ING Fund Complex at all times (“Ownership Policy”). For this purpose, beneficial ownership of ING Fund shares includes, in addition to direct ownership of ING Fund shares, ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a fund within the ING Fund Complex, as well as deferred compensation payments under the Board’s deferred compensation arrangements pursuant to which the future value of such payments is based on the notional value of designated funds with the ING Fund Complex.

Under this Ownership Policy, the initial value of investments in the ING Fund Complex that are beneficially owned by a Trustee must equal at least $100,000. Existing Trustees were provided with a reasonable amount of time, not to exceed three years, from the date upon which the minimum ownership requirement was set at $100,000 (on July 2007) in order to satisfy the foregoing requirements. The Ownership Policy provides that a new Trustee shall satisfy the foregoing requirements within a reasonable amount of time, not to exceed three years, after becoming a Trustee. A decline in the value of any fund investments will not cause a Trustee to have to make any additional investments under this Ownership Policy.

Investment in mutual funds of the ING Funds Complex by the Trustees pursuant to this Ownership Policy are subject to: (1) policies applied by the mutual funds of the ING Funds Complex to other similar investors, that are designed to prevent

18

inappropriate market timing trading practices; and (2) to any provisions of the ING Funds’ Code of Ethics that otherwise applies to the Trustees.

The following table describes each Trustee’s ownership of equity securities of the Fund and the aggregate holdings of shares of equity securities of all funds overseen by the Trustee for the calendar year ended December 31, 2009:

Name of Trustee	Dollar Range of Equity Securities in the Fund(1)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Colleen D. Baldwin	N/A	$10,001-$50,000 $50,001-$100,000(2)
John V. Boyer	N/A	Over $100,000
Patricia W. Chadwick	N/A	Over $100,000
Peter S. Drotch	N/A	$50,001-$100,000
J. Michael Earley	N/A	Over $100,000 $50,001-$100,000(2)
Patrick W. Kenny	N/A	Over $100,000
Sheryl K. Pressler	N/A	Over $100,000
Roger B. Vincent	N/A	Over $100,000 $50,001-$100,000(2)

(1)	The Fund had not commenced operations as of December 31, 2009. The Trustees do not own shares in the Trust as the Trust has no operating history.

(2)	Held in a deferred compensation and/or a 401(k) account.

TRUSTEES WHO ARE “INTERESTED PERSONS”

Name of Trustee	Dollar Range of Equity Securities in the Fund(1)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Robert W. Crispin	N/A	None
Shawn P. Mathews	N/A	$10,001-$50,000 Over $100,000(2)

(1)	The Fund had not commenced operations as of December 31, 2009. The Trustees do not own shares in the Trust as the Trust has no operating history.

(2)	Held in a deferred compensation and/or a 401(k) account.

INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES

Set forth in the table below is information regarding each Independent Trustee’s (and his or her immediate family members’) share ownership in securities of the Funds’ Adviser, Sub-Adviser or principal underwriter, and the ownership of securities in an entity directly or indirectly controlling, controlled by or under common control with the investment adviser or principal underwriter of the ING Funds (not including registered investment companies) as of December 31, 2009.

Name of Trustee	Name of Owners and Relationship to Trustee	Company	Title of Class	Value of Securities	Percentage of Class
Colleen D. Baldwin	N/A	N/A	N/A	N/A	N/A
John V. Boyer	N/A	N/A	N/A	N/A	N/A
Patricia W. Chadwick	N/A	N/A	N/A	N/A	N/A
Peter S. Drotch	N/A	N/A	N/A	N/A	N/A
J. Michael Earley	N/A	N/A	N/A	N/A	N/A
Patrick W. Kenny	N/A	N/A	N/A	N/A	N/A
Sheryl K. Pressler	N/A	N/A	N/A	N/A	N/A
Roger B. Vincent	N/A	N/A	N/A	N/A	N/A

19

COMPENSATION OF TRUSTEES

Each Trustee is reimbursed for reasonable expenses incurred in connection with each meeting of the Board or any of its Committees attended.  Each Independent Trustee is compensated for his or her services on a quarterly basis according to a fee schedule adopted by the Board.  The current fee schedule consists of an annual retainer, compensation for Board and Committee Chairpersons, and additional compensation for attendance at regularly scheduled meetings.  The Board may from time to time designate other meetings as subject to compensation.

Each fund within the ING Funds Complex pays each Trustee who is not an interested person of such fund a pro rata share, as described below, of:  (i) an annual retainer of $200,000; (ii)                 , as Chairman of the Board, receives an additional annual retainer of $80,000; (iii)               ,             ,           ,               ,               , and                 as Chairpersons of Committees of the Board, each receives an additional annual retainer of $25,000, $30,000, $65,000, $25,000, $30,000 and $25,000, respectively; (iv) $8,000 per attendance at any of the regularly scheduled meetings (four (4) quarterly meetings, two (2) auxiliary meetings, two (2) annual contract review meetings, and any other meetings as designated by the Board) and (v) out-of-pocket expenses.  The pro rata share paid by each fund is based on the fund’s average net assets as a percentage of the average net assets of all the funds managed by the Adviser or its affiliate, Directed Services LLC, for which the Trustees serve in common as Trustees.

The Trustees who are “interested persons” of the Fund receive no compensation from the Fund.

The following table sets forth estimated information that the Fund expects to pay Trustees for the fiscal year ending February 28, 2011 and the aggregate compensation paid by the ING Complex of Funds for the fiscal year ended February 28, 2010. Officers of the Fund and Trustees who are interested persons of the Fund do not receive any compensation from the Fund or any other funds managed by the Adviser or Sub-Adviser.

20

COMPENSATION TABLE

Name of Trustee	Aggregate Compensation from Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement(2)	Total Compensation from Fund and Fund Complex Paid to Trustees(3)
Colleen D. Baldwin, Trustee		N/A	N/A

John V. Boyer, Trustee		N/A	N/A

Patricia W. Chadwick, Trustee		N/A	N/A

Robert W. Crispin, Trustee(4)		N/A	N/A

Peter S. Drotch, Trustee		N/A	N/A

J. Michael Earley, Trustee		N/A	N/A

Patrick W. Kenny, Trustee		N/A	N/A

Shaun P. Mathews, Trustee(4)		N/A	N/A

Sheryl K. Pressler, Trustee		N/A	N/A

Roger Vincent, Trustee		N/A	N/A

(1)                   The Fund had not commenced operations as of the date of this SAI and therefore, did not pay any compensation to any Trustees during the fiscal year ending February 28, 2010. The compensation presented in the table is estimated for the fiscal year ending February 28, 2011.

(2)                   Upon an Independent Trustee’s retirement, such Trustee may qualify for a retirement payment as set forth above

(3)                   Represents compensation from              funds (total in complex as of February 28, 2010).

(4)                   “Interested person,” as defined in the 1940 Act, of the Fund because of the affiliation with ING Groep, N.V. the parent corporation of the Adviser, the Sub-Adviser and the Administrator. Officers and Trustees who are interested persons do not receive any compensation from the ING Funds.

21

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Prior to the public offering of Common Shares, ING Investments will purchase Common Shares from the Fund in an amount sufficient to satisfy the net worth requirements of Section 14(a) of the 1940 Act. At such time, ING Investments will own 100% of the outstanding Common Shares. ING Investments may be deemed to control the Fund until such time as it owns less than 25% of the outstanding Common Shares, which is expected to occur as of the completion of the Offering.

INVESTMENT ADVISORY AND OTHER SERVICES

ING Investments is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles. ING Investments, subject to the authority of the Trustees of the Fund, has the overall responsibility for the management of the Fund’s portfolio, subject to delegation of certain responsibilities to the Sub-Adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep. N.V. (NYSE: ING) (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.  The principal executive offices of ING Groep are located at Amstelveensesweg 500, 1081 KL Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser, Sub-Adviser and certain affiliates, would be separated from ING Groep by the end of 2013.  While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Fund.

The restructuring plan and the uncertainty about its implementation may be disruptive to the businesses of ING entities, and may cause, among other things, interruption or reduction of business and services, diversion of management’s attention from day-to-day operations, and loss of key employees or customers.  A failure to complete the divestment on favorable terms — whether by sale, through one or more initial public offerings, a spin-off or otherwise — could have a material adverse impact on the assets, profitability, capital adequacy, and operations of the businesses subject to the divestment.  The divestment may result in the Adviser’s and Sub-Adviser’s loss of access to services and resources of ING Groep, which could adversely affect their businesses and profitability.  In addition, the divestment of ING businesses, including the Adviser and Sub-Adviser, may potentially be deemed a “change of control” of each entity.  A change of control would result in the termination of the Fund’s advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the Fund’s Board of Trustees, and may trigger the need for shareholder approval.

ING Investments serves as the investment adviser pursuant to an investment management agreement between ING Investments and the Fund (“Investment Management Agreement”). The Investment Management Agreement requires ING Investments to oversee the provision of all investment advisory and portfolio management services of the Fund, including supervision of the Sub-Adviser. Pursuant to a sub-advisory agreement, ING Investments has delegated certain management responsibilities to IIM B.V. (“Sub-Advisory Agreement”).

The Investment Management Agreement requires ING Investments to provide, subject to the supervision of the Board, investment advice and investment services to the Fund and to furnish advice and recommendations with respect to investment of the Fund’s assets and the purchase or sale of its portfolio securities. ING Investments also provides investment research and analysis. The Investment Management Agreement provides that ING Investments is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Investment Management Agreement.

ING Investments pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable to the Sub-Adviser, and executive salaries and expenses of the Trustees and officers of the Fund who are employees of ING Investments or its affiliates. The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the Sub-Advisory Agreement.

22

Pursuant to the Sub-Advisory Agreement between ING Investments and IIM B.V., IIM B.V. serves as the sub-adviser to the Fund. In this capacity, IIM B.V., subject to the supervision and control of ING Investments and the Trustees of the Fund on behalf of the Fund, provides investment advice for the Fund’s investments in accordance with the Fund’s investment objective and strategies and the Fund’s options strategy and executes any of the Fund’s investment policies that it deems appropriate to utilize from time to time.

After an initial term of two years, both the Investment Management Agreement and the Sub-Advisory Agreement continue in effect from year to year so long as such continuance is specifically approved at least annually by: (a) the Board; or (b) the vote of a “majority” (as defined in the 1940 Act) of the Fund’s outstanding shares voting as a single class; provided that in either event the continuance is also approved by at least a majority of the Board who are not “interested persons” (as defined in the 1940 Act) by vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Management Agreement and the Sub-Advisory Agreement may each be terminated without penalty upon notice given by the Board or by a vote of the holders of a majority of the Fund’s outstanding shares voting as a single class, or upon notice given by ING Investments. The Investment Management Agreement and the Sub-Advisory Agreement each provide for automatic termination in the event of their “assignment” (as defined in the 1940 Act). ING Investments remains responsible for providing general management services to the Fund including overall supervisory responsibility for the general management and investment of the Fund’s assets and, subject to the review and approval of the Board, will among other things: (i) set the Fund’s overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of the Fund’s assets; (iii) when appropriate, allocate and reallocate the Fund’s assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the Sub-Adviser complies with the Fund’s investment objectives, strategies and restrictions.

INVESTMENT ADVISORY FEES

ING Investments bears the expense of providing its services to the Fund, and it also pays the fees of the Sub-Adviser. For its services, the Fund pays ING Investments an annual fee, payable monthly in arrears, in an amount equal to [XX%] of the Fund’s average daily managed assets. Managed assets include assets acquired through the Fund’s use of leverage, if any.

As compensation for its services to the Fund, ING Investments pays the Sub-Adviser a monthly fee in arrears equal to [XX%] of the Fund’s average daily managed assets managed during the month.

[OTHER ACCOUNTS MANAGED]

The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers of the Sub-Adviser as of December 31, 2010.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Moudy El Khodr
Kris Hermie, CFA
Nicolas Simar
Patrick den Besten
Willem van Dommelen
Edwin Cuppen

23

POTENTIAL CONFLICTS OF INTEREST

A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Fund. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager’s various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager’s accounts.

A potential conflict of interest may arise as a result of the portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

A portfolio manager may also manage accounts whose objectives and policies differ from those of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees — the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.

As part of its compliance program, IIM B.V. has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

Compensation for IIM B.V. generally consists of a: (a) fixed base salary; and (b) bonus which is based on IIM B.V.’s calendar year performance, consisting of one-year pre-tax performance of the accounts for which the portfolio managers are primarily and jointly responsible compared to account benchmarks and relevant peer groups (see below), and revenue growth of the accounts for which they are responsible for; and (c) long-term equity awards tied to the performance of ING Investments’ and IIM B.V.’s parent company, ING Groep.

Portfolio managers are eligible to participate in an annual incentive plan. The overall design of IIM B.V.’s annual incentive plan was developed to closely tie compensation to performance, structured in such a way as to drive performance and promote retention of top talent.  Investment performance is measured on both index and Adviser relative performance in all areas.  The relevant indexes for the portfolio managers of the Fund are generally the [Morgan Stanley Capital International (MSCI®) Emerging Markets Index and the Dow Jones Emerging Markets Total Stock Market IndexSM.]

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall IIM B.V. performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

The portfolio managers participate in ING’s Pension, Retirement and Options plans, which do not discriminate in favor of portfolio managers or group of employees that include portfolio managers and are available generally to all salaried employees.

24

[PORTFOLIO MANAGER OWNERSHIP OF SECURITIES]

The following table shows the dollar range of shares of the Fund owned by the portfolio manager as of December 31, 2010, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

Portfolio Manager	Dollar Range of Fund Shares Owned
Moudy El Khodr
Kris Hermie, CFA
Nicolas Simar
Patrick den Besten
Willem van Dommelen
Edwin Cuppen

EXPENSE LIMITATION AGREEMENT

ING Investments has entered into an expense limitation agreement with the Fund pursuant to which ING Investments has agreed to waive or limit its fees. In connection with this agreement and certain U.S. tax requirements, ING Investments will assume other expenses so that the total annual ordinary operating expenses of the Fund (which excludes interest, taxes, brokerage commissions, other investment-related costs, leverage expenses, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Fund’s business), and expenses of any counsel or other persons or services retained by the Fund’s Trustees who are not “interested persons” (as defined in the 1940 Act) of ING Investments or the Sub-Adviser do not exceed 1.50% of the Fund’s average net assets.

The Fund may at a later date reimburse ING Investments for management fees waived and other expenses assumed by ING Investments during the previous thirty-six (36) months, but only if, after such reimbursement, the Fund’s expense ratio does not exceed 1.50%. ING Investments will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreement.

PROXY VOTING PROCEDURES

The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Fund’s portfolio securities. The procedures and guidelines delegate to ING Investments the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to ING Investments, the Board has also approved ING Investments’ proxy voting procedures, which require ING Investments to vote proxies in accordance with the Fund’s proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. In addition, the Compliance Committee oversees the implementation of the Fund’s proxy voting procedures and guidelines. A copy of the proxy voting procedures and guidelines of the Fund, including procedures of ING Investments, is attached hereto as Appendix A. No later than August 31st of each year, information regarding how the Fund voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds’ website (www.ingfunds.com) or by accessing the SEC’s EDGAR database, available on the SEC’s website at (www.sec.gov).

ADMINISTRATOR

ING Funds Services, LLC (“ING Funds Services” or the “Administrator”) serves as administrator for the Fund, pursuant to an Administration Agreement. Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary to properly conduct the Fund’s business, except for those services performed by ING Investments under the Investment Management Agreement, the custodian for the Fund under the Custodian Agreement, the transfer agent for the Fund under the Transfer Agency Agreement and such other service providers as may be retained by the Fund from time to time. The Administrator acts as a liaison among these service providers to the Fund. The Administrator is also responsible for monitoring the Fund’s compliance with applicable legal requirements and with the investment policies and restrictions of the Fund, and provides office space for the Fund. ING Funds Services also serves as Shareholder Services Representative for the Fund. The Shareholder Services Representative is responsible for responding to written and telephonic inquiries from shareholders. The Administrator is an affiliate of the Adviser and the Sub-Adviser. ING Funds Services receives an annual administration fee equal to [X%] of the Fund’s average daily managed assets.

The Administration Agreement may be cancelled by the Fund, without payment of any penalty, by a vote of a majority of the Trustees upon sixty (60) days’ written notice to the Administrator, or by the Administrator at any time, without the payment of any penalty upon sixty (60) days’ written notice to the Fund.

OTHER EXPENSES

Other expenses borne by the Fund include, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent auditors, transfer agents and dividend disbursing agents, accounting agents and custodians; the expense of obtaining quotations for calculating the Fund’s NAV; taxes, if any, and the preparation of the Fund’s tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale or repurchase of shares; fees and expenses of registering and maintaining the registration of shares of the Fund under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Trustees of the Fund who are not employees of the Adviser or the

25

Sub-Adviser, or their affiliates, and the fees and expenses of counsel, accountants, or consultants engaged by such Trustees; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

CODE OF ETHICS

Pursuant to Rule 17j-1 of the 1940 Act and Rule 204A-1 of the Investment Advisers Act of 1940, as amended, the Fund and ING Investments have each adopted a Code of Ethics governing personal trading activities of all Trustees, officers of the Fund and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Fund or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Fund that may arise from personal trading. Personal trading is permitted by such persons subject to certain restrictions; however, such persons are generally required to pre-clear many security transactions with the Fund’s Compliance Department and to report all transactions on a regular basis. The Sub-Adviser has adopted its own Code of Ethics to govern the personal trading activities of its personnel.

The Codes of Ethics may be viewed and copied at the SEC’s Public Reference Room located at 100 F Street, NE Washington, D.C. Information relating to the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Such materials are also available in the EDGAR Database on the SEC’s internet website at (http://www.sec.gov). You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Office of Consumer Affairs and Information, U.S. Securities and Exchange Commission, Washington, D.C. 20549.

PORTFOLIO TRANSACTIONS

As of the date of this SAI, the Fund had not commenced operations and therefore has not engaged in any portfolio transactions or paid any brokerage commissions.

The Investment Management Agreement and the Sub-Advisory Agreement authorizes ING Investments and IIM B.V., respectively, to select the brokers or dealers that will execute the purchase and sale of investment securities for the Fund. In all purchases and sales of securities for the portfolio of the Fund, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Investment Management Agreement or the Sub-Advisory Agreement, as applicable, ING Investments or IIM B.V. determines, subject to the instructions of and review by the Board, which securities are to be purchased and sold by the Fund and which brokers are to be eligible to execute portfolio transactions of the Fund. Purchases and sales of securities in the OTC market will generally be executed directly with a “market-maker,” unless in the opinion of the Adviser or the Sub-Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

In placing portfolio transactions, ING Investments and IIM B.V. are required to use their best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable price and execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors. The Adviser or Sub-Adviser may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Fund. Under these programs, the participating broker-dealers will return to the Fund a portion of the brokerage commissions (in the form of a credit to the Fund) paid to the broker-dealers to pay certain expenses of the Fund. These commission recapture payments benefit the Fund, and the Adviser or Sub-Adviser.

In selecting a broker-dealer, ING Investments or IIM B.V. will seek to obtain the most favorable commission rate available from brokers that are believed to be capable of providing efficient execution and handling of the orders. The Adviser or the Sub-Adviser may also take into account the quality of research and related services that can be provided by a broker-dealer, provided that the Adviser or Sub-Adviser makes a good faith determination that the commission paid by the Fund to the broker-dealer is reasonable in light of the research and other products or services the broker-dealer provides. As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), ING Investments or IIM B.V. may cause the Fund to pay a broker-dealer which provides “brokerage and research services” (as defined in the 1934 Act) to ING Investments or IIM B.V. commissions for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction.

For many years, it has been a common practice for investment managers to receive research services from broker-dealers that execute portfolio transaction for the clients of the managers. This research can assist an investment manager in

26

rendering services to its clients. These services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance measuring services, stock price quotation services, computerized historical financial databases, credit rating services, brokerage analysts earning estimates, computerized links to current market data, software dedicated to research and portfolio modeling. Consistent with this practice, the Adviser or Sub-Adviser may receive research services from broker-dealers with which the Adviser or Sub-Adviser places the Fund’s securities transactions. Some of the research services received may be of indeterminable value. In some cases, the research services may also be purchased for cash, and the Adviser or Sub-Adviser does not bear the expense of these services if provided by a broker-dealer that executes trades for the Fund, and the advisory fee paid to the Adviser or sub-advisory fee paid to the Sub-Adviser is not reduced because of the receipt of research services received in this fashion. Some of the services may be of value to the Adviser or the Sub-Adviser in advising the Fund and other clients, although not all of the research services received by the Adviser or Sub-Adviser will necessarily be useful and of value in managing the particular Fund. The availability of research services from a broker-dealer may influence the selection of a broker-dealer by the Adviser or Sub-Adviser for the execution of securities transactions for the Fund. In negotiating commissions with a broker, the Fund may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by the Adviser or Sub-Adviser to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.

Portfolio transactions may be executed by brokers affiliated with ING Groep or the Adviser or Sub-Adviser, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction. The placement of portfolio brokerage with broker-dealers who have sold shares of the Fund is subject to rules adopted by the Financial Industry Regulatory Authority.

Purchases of securities for the Fund also may be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Fund may hold. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided research or other services as mentioned above.

Some securities considered for investment by the Fund may also be appropriate for other clients served by the Adviser or Sub-Adviser. If the purchase or sale of securities consistent with the investment policies of the Fund and one or more of these other clients serviced by ING Investments or IIM B.V. is considered at or about the same time, transactions in such securities will be allocated among the Fund and ING Investments’ or IIM B.V.’s other clients in a manner deemed fair and reasonable by the Adviser or Sub-Adviser, as applicable. ING Investments has adopted policies and procedures designed to allocate trades to all participating client accounts in a fair and equitable manner. Trades will generally be allocated pro rata among the participating client accounts based on the size of each account’s original order. ING Investments may allocate on a basis other than pro rata if, under the circumstances, such other method of allocation is reasonable and does not result in improper or undisclosed advantage or disadvantage to other managed accounts. The various allocation methods used by ING Investments or IIM B.V. and the results of such allocations, are subject to periodic review by the Board. To the extent the Fund and other clients seek to acquire the same security at the same time, the Fund and/or one or more of the other clients may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.

Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Fund may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed-income securities, it is the policy of the Fund to obtain the best results, while taking into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities involved. While ING Investments and IIM B.V. generally seek reasonably competitive spreads or commissions, the Fund will not necessarily pay the lowest spread or commission available.

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

27

DETERMINATION OF NET ASSET VALUE

As noted in the Prospectus, the NAV of the Fund’s shares will be determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) during each day on which the NYSE is open for trading. The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of the Fund will not be priced on these days.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in 60 days or less will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The long-term debt obligations held in the Fund’s portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Fund’s Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Fund calculates its NAV may also be valued at their fair values as determined in good faith by or under the supervision of the Fund’s Board, in accordance with methods that are specifically authorized by the Board. The valuation procedures applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Fund related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Fund determines its NAV or if the foreign exchange closes prior to the time the Fund determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Fund in foreign securities markets. Further, the value of the Fund’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Fund. In calculating the Fund’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the Fund’s valuation procedures. Events after the close of trading on a foreign market that could require the Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of the securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations recommended by any research service, and valuation recommendations provided by such

28

research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund’s NAV.

Quotations of foreign securities denominated in foreign currencies are converted to U.S. dollar equivalents each day NAV is calculated using the foreign exchange quotation in effect at 4:00 p.m. Eastern time.

Options that are traded OTC will be valued using one of three methods: (1) dealer quotes; (2) industry models with objective inputs; or (3) by using a benchmark arrived at by comparing prior day dealer quotes with the corresponding change in the underlying security or index. Exchange traded options will be valued using the last reported sale. If no last sale is reported, exchange traded options will be valued using an industry accepted model such as “Black Scholes.” Options on currencies purchased by the Fund are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of over-the-counter options.

The fair value of other assets is added to the value of all securities positions to arrive at the value of the Fund’s total assets. The Fund’s liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund’s net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

DIVIDEND REINVESTMENT PLAN

As noted in the Prospectus, shareholders have the privilege of reinvesting both income dividends and capital gains distributions, if any, in additional Common Shares of the Fund at the then current NAV. The Fund’s management believes that most investors desire to take advantage of this privilege. It has therefore made arrangements with the Transfer Agent to have all income dividends and capital gains distributions that are declared by the Fund automatically reinvested for the account of each shareholder, unless the shareholder has elected otherwise.

A shareholder may elect at any time by writing to the Fund or the Transfer Agent to have subsequent dividends and/or distributions paid in cash. In the absence of such an election, each purchase of shares of the Fund is made upon the condition and understanding that the Transfer Agent is automatically appointed the shareholder’s agent to receive his dividends and distributions upon all shares registered in his name and to reinvest them in full and fractional Common Shares at the lesser of NAV (but not less than 95% of the market price) or the market price in effect at the close of business on the reinvestment date. A shareholder may still at any time after a purchase of Fund shares request that dividends and/or capital gains distributions be paid in cash.

REPURCHASE OF COMMON SHARES

The Fund is a closed-end management investment company and, as such, its shareholders will not have the right to cause the Fund to redeem their shares. Instead, the Fund’s Common Shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), NAV, call protection, dividend stability, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Because shares of a closed-end investment company may frequently trade at prices lower than NAV, the Board may consider action that might be taken to reduce or eliminate any material discount from NAV in respect of Common Shares, which may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares or the conversion of the Fund to an open-end investment company. The Board may decide not to take any of these actions. In addition, there can be no assurance that share repurchases or tender offers, if undertaken, will reduce any market discount.

Notwithstanding the foregoing, at any time when Preferred Shares of the Fund are outstanding, the Fund may not purchase, redeem or otherwise acquire any of its Common Shares unless: (1) all accumulated Preferred Share dividends due have been paid; and (2) after giving effect to such purchase, redemption or acquisition, the total value of the Fund’s portfolio (less liabilities not constituting senior securities) is at least 200% of the liquidation value of the outstanding Preferred Shares (expected to equal the original purchase price per share plus any accumulated and unpaid dividends thereon) plus any outstanding borrowings. Any service fees incurred in connection with any tender offer made by the Fund will be borne by the Fund and will not reduce the stated consideration to be paid to tendering shareholders.

29

Subject to its investment restrictions, the Fund may borrow to finance the repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will reduce the Fund’s net income. Any share repurchase, tender offer or borrowing that might be approved by the Board would have to comply with the 1934 Act, the 1940 Act and the rules and regulations thereunder.

Although the decision to take action in response to a discount from NAV will be made by the Board at the time it considers such issue, it is the Board’s present policy, which may be changed by the Board, not to authorize repurchases of Common Shares or a tender offer for such shares if: (1) such transactions, if consummated, would (a) result in the delisting of the Common Shares from the NYSE, or (b) impair the Fund’s status as a regulated investment company under the Code (which would make the Fund a taxable entity, causing the Fund’s income to be taxed at the corporate level in addition to the taxation of shareholders who receive dividends from the Fund) or as a registered closed-end investment company under the 1940 Act; (2) the Fund would not be able to liquidate portfolio securities in an orderly manner and consistent with the Fund’s investment objectives and policies in order to repurchase shares; or (3) there is, in the Board’s judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Fund, (b) general suspension of or limitation on prices for trading securities on the NYSE, (c) declaration of a banking moratorium by federal or state authorities or any suspension of payment by U.S. or New York banks, (d) material limitation affecting the Fund or the issuers of its portfolio securities by federal or state authorities on the extension of credit by lending institutions or on the exchange of foreign currency, (e) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the U.S., or (f) other event or condition which would have a material adverse effect (including any adverse tax effect) on the Fund or its shareholders if shares were repurchased. The Board may in the future modify these conditions in light of experience.

The repurchase by the Fund of its shares at prices below NAV will result in an increase in the NAV of those shares that remain outstanding. However, there can be no assurance that share repurchases or tender offers at or below NAV will result in the Fund’s shares trading at a price equal to their NAV. Nevertheless, the fact that the Fund’s shares may be the subject of repurchase or tender offers from time to time, or that the Fund may be converted to an open-end investment company, may reduce any spread between market price and NAV that might otherwise exist.

In addition, a purchase by the Fund of its Common Shares will decrease the Fund’s managed assets which would likely have the effect of increasing the Fund’s expense ratio. Any purchase by the Fund of its Common Shares at a time when Preferred Shares are outstanding will increase the leverage applicable to the outstanding Common Shares then remaining.

If the Common Shares of the Fund trade below NAV, the Board would likely consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund’s portfolio, the impact of any action that might be taken on the Fund or its shareholders and market considerations, before deciding whether to take any action. Based on these considerations, even if the Fund’s shares should trade at a discount, the Board may determine that, in the interest of the Fund and its shareholders, no action should be taken.

30

TAX CONSIDERATIONS

The following discussion summarizes certain U.S. federal tax considerations generally affecting the Fund and its shareholders. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisers with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Fund. This discussion does not represent a detailed description of the U.S. federal income tax consequences applicable to shareholders who are subject to special treatment under the U.S. federal income tax laws (including shareholders who are financial institutions, insurance companies, investors in pass-through entities, U.S. shareholders whose “functional currency” is not the United States dollar, tax-exempt organizations, dealers in securities or currencies, traders in securities or commodities that elect mark to market treatment, or persons that will hold Common Shares as a position in a “straddle,” “hedge” or as part of a “constructive sale” for U.S. federal income tax purposes). This discussion is based on the Code, Treasury Regulations issued thereunder and judicial and administrative authorities as in effect on the date of this SAI, all of which are subject to change, which change may be retroactive. Unless otherwise noted, the following tax discussion assumes that a shareholder holds the Common Shares as a “capital asset.”

TAXATION OF THE FUND

The Fund intends to elect to be treated and to qualify each year as a regulated investment company (“RIC”) under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carry-forwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any U.S. federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund generally will not be subject to U.S. federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

Specifically to qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things:

(i)                                     derive in each taxable year at least 90% of its gross income from: (a) dividends, interest, payments with respect to certain securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) net income derived from interests in certain publicly traded partnerships that are treated as partnerships for U.S. federal income tax purposes and that derive less than 90% of their gross income from the items described in (a) above (each a “Qualified Publicly Traded Partnership”);

(ii)                                  diversify its holdings so that, at the end of each quarter of the taxable year: (a) at least 50% of the value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, securities of other RICs, and investments in other securities which, with respect to any one issuer, do not represent more than 5% of the value of the Fund’s total assets nor more than 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other RICs) of (I) any one issuer, (II) any two or more issuers which the Fund controls and are engaged in the same, similar or related trades or businesses or (III) any one or more Qualified Publicly Traded Partnerships; and

(iii)                               distribute each taxable year an amount equal to or greater than 90% of its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) for such year.

The Fund intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss). Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year; (2) 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year; and (3) any ordinary income and capital gains for previous years that were not distributed during those years and on which the Fund paid no U.S. federal income tax. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement, but reserves the right to distribute less than the full amount and thus pay any resulting excise tax or corporate income tax.

31

If the Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. Such distributions generally would be eligible: (i) to be treated as qualified dividend income in the case of individual and other noncorporate shareholders; and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

TAXATION OF U.S. SHAREHOLDERS

Dividends out of the Fund’s “investment company taxable income” (which includes dividends the Fund receives, interest income, and net short-term capital gain) will generally be taxable as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional Common Shares, except as described below with respect to “qualified dividend income.” Distributions of net capital gain, if any, that are properly designated as capital gain dividends are taxable to you as long-term capital gains, regardless of how long you have held the Common Shares. A distribution of an amount in excess of the Fund’s earnings and profits is treated as a non-taxable return of capital that reduces your tax basis in your Common Shares; any such distributions in excess of your basis are treated as gain from a sale of your shares. The tax treatment of your dividends and distributions will be the same regardless of whether they were paid to you in cash or reinvested in additional Common Shares.

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Tax Act”), certain income distributions paid by the Fund (whether paid in cash or reinvested in additional Common Shares) to individual taxpayers may be taxed at rates applicable to net long-term capital gains (15%, or 0% for individuals in the 10% or 15% tax brackets). This tax treatment applies only if certain holding period and other requirements are satisfied by the Common Shareholder with respect to his or her Common Shares and the dividends are attributable to qualified dividend income received by the Fund itself. For this purpose, “qualified dividend income” means dividends received by the Fund from U.S. corporations and “qualified foreign corporations,” provided that the Fund satisfies certain holding period and other requirements in respect of the stock of such corporations. These special rules relating to the taxation of qualified dividend income paid by RICs generally apply to taxable years beginning before January 1, 2011. Thereafter, the Fund’s dividends, other than capital gain dividends, will be fully taxable at ordinary income tax rates unless further Congressional action is taken.

The Fund may also be able to designate a portion of its distributions as being eligible for the corporate dividends received deduction to the extent that the Fund derives dividend income from stock in U.S. corporations, provided that the Fund also satisfies certain holding period and other requirements with respect to such stock. A corporate shareholder of the Fund would also need to satisfy certain holding period and other requirements with respect to Fund shares in order to qualify for any corporate dividends received deduction.

There can be no assurance as to what portion of the Fund’s distributions will qualify for favorable treatment as long-term capital gains. There can also be no assurance as to what portion of the Fund’s distributions will qualify for either the reduced rates on qualified dividend income or the corporate dividends received deduction. To the extent that the Fund derives net short-term capital gains from its investment activities, distributions of such gains would be taxed as ordinary income. Further, certain of the Fund’s option writing strategies and securities lending activities could reduce the amount of the Fund’s distributions that may qualify for either the reduced rates on qualified dividends or the corporate dividends received deduction.

The benefits of the reduced tax rates applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders.

Common Shareholders receiving dividends or distributions in the form of additional Common Shares pursuant to the Dividend Reinvestment Plan will be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to: (i) the fair market value of any new shares issued to the Common Shareholder by the Fund; and (ii) if shares are trading below net asset value, the cash allocated to the Common Shareholder for the purchase of shares on its behalf, and such Common Shareholder will have a cost basis in the Common Shares received equal to such foregoing amount. The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

Dividends and distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of

32

shares purchased at a time when the Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s NAV also reflects unrealized losses.

Certain distributions declared in October, November or December with a record date in such a month and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared. In addition, certain other distributions made after the close of a taxable year of the Fund may be “spilled back” and treated as paid by the Fund (except for purposes of the non-deductible 4% federal excise tax) during such taxable year. In such case, shareholders will be treated as having received such dividends in the taxable year in which the distributions were actually made.

The position of the Internal Revenue Service (“IRS”) in a published revenue ruling indicates that the Fund is required to designate distributions paid with respect to its Common Shares and any preferred shares as consisting of a portion of each type of income distributed by the Fund. The portion of each type of income deemed received by the holders of each class of shares will be equal to the portion of total Fund dividends received by such class. Thus, the Fund will designate dividends paid as capital gain dividends, qualified dividend income and dividends qualifying for the dividends received deduction in a manner that allocates such dividends between the holders of the Common Shares and the holders of any preferred shares in proportion to the total dividends paid to each such class during or with respect to the taxable year, or otherwise as required by applicable law. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the NAV of those shares.

The Fund may retain for investment part or all of its net capital gain. However, if the Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained.

If the Fund retains any net capital gain, it may designate the retained amount as undistributed capital gain in a notice to its shareholders who: (i) if subject to U.S. federal income tax on long-term capital gains, will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their share of such undistributed amount; and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

TAX ASPECTS OF SALES OF FUND SHARES

Upon the sale or other disposition of shares of the Fund that a shareholder holds as a capital asset, such shareholder may realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the shares. Generally, a shareholder’s gain or loss will be a long-term gain or loss if the shares have been held for more than one year. As discussed above, the Tax Act reduced the maximum tax rate on long-term capital gains for individual investors from 20% to 15%. Without further legislative change, the rate reductions enacted by the Tax Act will lapse, and the previous rates will be reinstated for taxable years beginning on or after January 1, 2011.

Any loss realized on a sale or exchange of Fund shares will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the original shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received by the shareholder (or amount designated as undistributed capital gains) with respect to such shares.

Sales charges paid upon a purchase of shares cannot be taken into account for purposes of determining gain or loss on a sale of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

33

TAXATION OF FUND INVESTMENTS

Although the Fund will generally not be subject to tax on certain amounts that the Fund distributes, as discussed above, the tax treatment of the Fund’s investments will affect the timing and tax character of the Fund’s distributions.

The Fund’s transactions in futures contracts and options will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to the Fund and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. In particular, the Fund expects to write call options with respect to certain securities held by the Fund. Depending on whether such options are exercised or lapse, or whether the securities or options are sold, the existence of these options will affect the amount and timing of the recognition of income and whether the income qualifies as long-term capital gain. The special provisions of the Code also: (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the close of each taxable year); and (b) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a RIC and the 98% distribution requirement for avoiding excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any futures contract, option or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund from being taxed as a RIC.

Further, these provisions may, among other things: (i) convert dividends that would otherwise constitute qualified dividend income into short-term capital gain or ordinary income taxed at the higher rate applicable to ordinary income; (ii) treat dividends that would otherwise be eligible for the corporate dividends received deduction as ineligible for such treatment; (iii) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (iv) convert long-term capital gain into short-term capital gain or ordinary income; (v) convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited); (vi) cause the Fund to recognize income or gain without a corresponding receipt of cash; and (vii) produce income that will not qualify as good income for purposes of the Fund’s qualification as a RIC.

In most cases, net gains from the Fund’s option strategy are expected to be short-term capital gains that would be taxable as ordinary income when distributed to shareholders.

The taxation of equity options that the Fund expects to write is generally governed by Code Section 1234. Pursuant to Code Section 1234, the premium received by the Fund for selling a call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of the security and any resulting gain or loss will be long-term or short-term, depending upon the holding period of the security. Because the Fund does not have control over the exercise of the call options it writes, such exercise or other required sales of the underlying securities may cause the Fund to realize capital gains or losses at inopportune times.

With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be short-term or long-term, depending upon the holding period for the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period for the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

In the case of Fund transactions in so-called “Section 1256 Contracts,” such as many listed index options and any listed non-equity options, Code Section 1256 generally will require any gain or loss arising from the lapse, closing out or exercise of such positions to be treated as 60% long-term and 40% short-term capital gain or loss regardless of the Fund’s holding period. In addition, the Fund generally will be required to “mark to market” (i.e., treat as sold for fair market value) each such position that it holds at the close of each taxable year. If a Section 1256 Contract held by the Fund at the end of a taxable year is sold in the following year, the amount of any gain or loss realized on such sale will be adjusted to reflect the gain or loss previously taken into account under the “mark to market” rules. Section 1256 Contracts include certain options contracts, certain regulated futures contracts, and certain other financial contracts.

34

The Code contains special rules that apply to “straddles,” defined generally as the holding of “offsetting positions with respect to personal property.” For example, the straddle rules normally apply when a taxpayer holds stock and an offsetting option with respect to such stock or substantially identical stock or securities. In general, investment positions will be offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. The Fund may write call options on portfolio securities that are “qualified covered calls” that are exempt from the straddle rules. To meet the qualified covered call option exemption, a stock-plus-covered-call position cannot be part of a larger straddle and must meet a number of other conditions, including that the option is written more than 30 days prior to expiration and is not “deep-in-the-money” as defined in the Code. The Fund may enter into certain investments that may constitute positions in a straddle. If two or more positions constitute a straddle, recognition of a realized loss from one position must be deferred to the extent of unrecognized gain in an offsetting position. In addition, long-term capital gain may be recharacterized as short-term capital gain, or short-term capital loss as long-term capital loss. Interest and other carrying charges allocable to personal property that is part of a straddle are not currently deductible but must instead be capitalized.  Similarly, “wash sale” rules apply to prevent the recognition of loss by the Fund from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired within a prescribed period. With respect to straddles, certain elections may be available to the Fund that would result in different tax treatment than that described above.

The Fund’s investment in any zero-coupon, payment in kind and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Fund and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

Investments in lower rated or unrated securities may present special tax issues for the Fund to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the U.S. federal income tax consequences of the Fund’s taking certain positions in connection with ownership of such distressed securities.

Any recognized gain or income attributable to accrued market discount on long-term debt obligations (i.e., obligations with a term of more than one year) purchased by the Fund is taxable as ordinary income, unless the Fund makes an election to accrued market discount on a current basis. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than: (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount; or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, in each case, subject to a de minimis exclusion.

Dividends and interest received, and gains realized, by the Fund on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (collectively “foreign taxes”) that would reduce the return on its securities. Tax conventions between certain countries and the U.S., however, may reduce or eliminate foreign taxes, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign issuers, the Fund will be eligible to, and may, file an election with the IRS that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by the Fund. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder: (1) would be required to include in gross income, and treat as paid by such shareholder, a proportionate share of those taxes; (2) would be required to treat such share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as such shareholder’s own income from those sources; and (3) subject to certain limitations, could either deduct the foreign taxes deemed paid in computing taxable income or, alternatively, use the foregoing information in calculating the shareholder’s foreign tax credit against U.S. federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election. An individual who has no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is “qualified passive income” may elect each year to be exempt from the complicated foreign tax credit limitation, in which event such individual would be able to claim a foreign tax credit without needing to file the detailed Form 1116 that otherwise is required. Each shareholder should consult with a tax advisor regarding the potential application of foreign tax credits.

The Fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to U.S. federal income tax on a portion of any “excess distribution” received

35

on the stock of a PFIC or of any gain from disposition of that stock (collectively “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If the Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain—which it may have to distribute to satisfy the distribution requirement and avoid imposition of the excise tax—even if the QEF does not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain of its requirements. Alternatively, the Fund may elect to “mark-to-market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income for each taxable year the excess, if any, of the fair market value of a PFIC’s stock over the Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains (reduced by any prior deductions) with respect to that stock included by the Fund for prior taxable years under the election. The Fund’s adjusted basis in each PFIC’s stock with respect to which it has made this election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Under either election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs will not be treated as qualified dividend income.

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such liabilities are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency forward contracts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

The Fund may invest in securities the U.S. federal income tax treatment of which is uncertain or subject to recharacterization by the IRS. To the extent the tax treatment of such securities or their income differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to RICs under the Code.

BACKUP WITHHOLDING

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker may be subject to “backup” withholding of U.S. federal income tax arising from the Fund’s taxable dividends and other distributions as well as the gross proceeds of sales of shares, at a current rate of 28%, which is currently scheduled to increase to 31% after 2010. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax. Any amounts withheld under the backup withholding rules from payments made to a shareholder may be refunded or credited against such shareholder’s U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS.

REPORTABLE LOSSES

Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to Common Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder in any single taxable year (or a greater loss over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

36

NON-U.S. SHAREHOLDERS

Taxation of a non-resident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership (a “non-U.S. shareholder”) depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a non-U.S. shareholder, distributions of investment company taxable income will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a non-U.S. shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, and distributions of net long term capital gains that are designated as capital gain dividends and amounts designated as undistributed capital gains. However, a non-U.S. shareholder who is a non-resident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements will nevertheless be subject to U.S. tax on 30% on such capital gain dividends, undistributed capital gains and sale or exchange gains. In addition, subject to certain limitations, if the Fund elects to follow certain procedures, dividends paid to certain non-U.S. shareholders may be exempt from withholding of U.S. tax with respect to taxable years of the Fund beginning before December 31, 2009 (or a later date if extended by the U.S. Congress) to the extent such dividends are attributable to qualified interest or net short-term capital gains. There can be no assurance that legislation will be enacted that would extend this exemption for future taxable years. The Fund is not required to and may not elect to utilize these provisions and there can be no assurance as to the amount, if any, of such dividends that would not be subject to withholding. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a non-U.S. shareholder, then ordinary income dividends, capital gain dividends and amounts designated as undistributed capital gains and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code.

In the case of a non-corporate non-U.S. shareholder, the Fund may be required to withhold U.S. federal income tax from distributions that are otherwise exempt from withholding tax (or taxable at a reduced rate) unless the non-corporate non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

37

GENERAL INFORMATION

CAPITALIZATION AND VOTING RIGHTS

The authorized capital of the Fund is an unlimited number of Common Shares of beneficial interest. Holders of shares of the Fund have one vote for each share held. All shares when issued are fully paid, non-redeemable and non-assessable by the Fund, except that the Trustees shall have the power to cause shareholders to pay directly for charges of the Fund’s custodian or transfer, shareholder servicing or similar agent, by setting off such charges due from shareholders from declared but unpaid dividends owed the shareholders and/or by reducing the number of Common Shares owned by each respective shareholder. All shares have equal voting, dividend and liquidation rights. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and in such event the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons to the Board. There will be annual meetings of shareholders for the purpose of electing Trustees. Shareholders may, in accordance with the Fund’s charter, cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Meetings of the shareholders will be called upon written request of shareholders holding in the aggregate not fewer than 10% of the outstanding Common Shares of the Fund.

Certificates representing shares of the Fund will not normally be issued to shareholders. The Transfer Agent will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery. The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.

The Board may create additional classes or series of preferred shares without shareholder approval. Any series or class of shares may be terminated by a vote of the shareholders of such series or class entitled to vote or by the Trustees of the Fund by written notice to shareholders of such series or class. Shareholders may remove Trustees from office by votes cast at a meeting of shareholders or by written consent.

CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND REGISTRAR

The custodian, transfer agent, dividend disbursing agent and registrar for the Fund is [                        ], whose principal address is [                                          ].

LEGAL COUNSEL

Legal matters for the Fund are passed upon by Dechert LLP, Washington, DC. Matters of Delaware law are passed upon by                                         .

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                               has been appointed as independent registered public accounting firm for the Fund, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.                            is located at                                       .

OTHER INFORMATION

A Registration Statement on Form N-2, including amendments thereto, relating to the shares of the Fund offered hereby, has been filed by the Fund with the SEC, Washington, D.C. The Fund’s Prospectus and this SAI do not contain all of the information set forth in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the Fund and the shares offered hereby, reference is made to the Fund’s Registration Statement. Statements contained in the Fund’s Prospectus and this SAI as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. Copies of the Registration Statement may be inspected without charge at the SEC’s principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the SEC upon the payment of certain fees prescribed by the Commission. Additionally, the Registration Statement may be accessed at no cost by visiting the SEC’s Internet website at http://www.sec.gov.

38

FINANCIAL STATEMENTS

[TO BE ADDED BY SUBSEQUENT AMENDMENT]

39

APPENDIX A

 [TO BE ADDED BY SUBSEQUENT AMENDMENT]

A-1

PART C — OTHER INFORMATION

Item 25.                  Financial Statements and Exhibits:

1.             Financial Statements:

The Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940 Act, are included in Part B of the Registration Statement.

2.             Exhibits

(a)           (i)            Certificate of Trust dated July 6, 2010 - previously filed as an exhibit to the Initial Registration Statement on Form N-2 filed on July 14, 2010 and incorporated herein by reference.

(ii)           Declaration of Trust dated July 6, 2010 - previously filed as an exhibit to the Initial Registration Statement on Form N-2 filed on July 14, 2010 and incorporated herein by reference.

(b)           Bylaws dated July 6, 2010 - previously filed as an exhibit to the Initial Registration Statement on Form N-2 filed on July 14, 2010 and incorporated herein by reference.

(c)           Not Applicable.

(d)           Form of Specimen Certificate for Common Shares. *

(e)           Dividend Reinvestment Plan of Registrant.*

(f)            Not Applicable.

(g)           (i)            Investment Management Agreement between ING Investments, LLC and Registrant.*

(ii)           Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Advisors B.V. *

(h)           (1)                                  Form of Underwriting Agreement.*

(i)            Deferred Compensation Plan for Independent Directors.*

1

(j)            (i)            Custodian Agreement between Registrant and The Bank of New York.*

(ii)           Foreign Custody Manager Agreement between Registrant and The Bank of New York.*

(iii)          Fund Accounting Agreement between Registrant and The Bank of New York.*

(k)           (i)            Administration Agreement between Registrant and ING Funds Services, LLC.*

(ii)           Distribution Agreement between ING Funds Distributor, LLC and Registrant.*

(iii)          Form of Stock Transfer Agency Agreement between Registrant and The Bank of New York.*

(iv)          Securities Lending Agreement and Guaranty between the Registrant and The Bank of New York.*

(l)            Opinion and Consent of Dechert LLP.*

(m)          Not applicable.

(n)           Consent of Independent Registered Public Accounting Firm.*

(o)           Not Applicable.

(p)           Not Applicable.

(q)           Not Applicable.

(r)            (i)            Code of Ethics of ING Investments, LLC.*

(ii)           Code of Ethics of ING Investment Management Advisors B.V.*

* To be filed by subsequent amendment.

Item 26.                  Marketing Arrangements

See Sections      of the Form of Underwriting Agreement filed as Exhibit (h).

2

Item 27.                  Other Expenses of Issuance and Distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

Registration fees	$	*

New York Stock Exchange fees
FINRA fees
Blue Sky filing fees and expenses
Printing (other than stock certificates )
Engraving and printing stock certificates
Legal fees and expenses
Accounting fees and expenses
Miscellaneous expenses
Total

*To be filed by subsequent amendment

Item 28.                  Persons Controlled by or Under Common Control - Not Applicable.

Item 29.                  Number of Holders of Securities - To be filed by amendment

Item 30.                  Indemnification

Section 8.4 of Article VIII of the Registrant’s Declaration of Trust provides as follows:

Indemnification.  The Fund shall indemnify each of its Trustees, and officers and persons who serve at the Fund’s request as directors, officers or trustees of another organization in which the Fund has any interest as a shareholder, creditor, or otherwise, and may indemnify any trustee, director or officer of a predecessor organization (each an “Indemnified Person”), against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and expenses including reasonable accountants’ and counsel fees) reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding of any kind and nature whatsoever, whether brought in the right of the Fund or otherwise, and whether of a civil, criminal or administrative nature, before any court or administrative or legislative body, including any appeal therefrom, in which he or she may be involved as a party, potential party, non-party witness or otherwise or with which he may be threatened, while as an Indemnified Person or thereafter, by reason of being or having been such an Indemnified Person, except that no Indemnified Person shall be indemnified against any liability to the Fund or its Shareholders to which such Indemnified Person would otherwise be subject by reason of bad faith, willful misconduct, gross negligence or reckless disregard of his duties involved in the conduct of such Indemnified Person’s office (such willful misconduct, bad faith, gross negligence or reckless disregard being referred to herein as “Disabling Conduct”).  Expenses, including accountants’ and counsel fees so incurred by any such Indemnified Person (but excluding amounts paid in advance of the final disposition in satisfaction of judgments, in compromise or as fines or penalties), may be

3

paid from time to time by the Fund or a Series in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Indemnified Person to repay amounts so paid to the Fund if it is ultimately determined that indemnification of such expenses is not authorized under this Section 8.4 and either (i) such Indemnified Person provides security for such undertaking, (ii) the Fund is insured against losses arising by reason of such payment, or (iii) a majority of a quorum of disinterested, non-party Trustees, or independent legal counsel in a written opinion, determines, based on a review of readily available facts, that there is reason to believe that such Indemnified Person ultimately will be found entitled to indemnification.

Indemnification of an Indemnified Person pursuant to this Section 8.4 shall be made if (a) the court or body before whom the proceeding is brought determines, in a final decision on the merits, that such Indemnified Person was not liable by reason of Disabling Conduct or (b) in the absence of such a determination, a majority of a quorum of disinterested, non-party Trustees or independent legal counsel in a written opinion make a reasonable determination, based upon a review of the facts, that such Indemnified Person was not liable by reason of Disabling Conduct.

The right of indemnification provided by this Section 8.4 shall not be exclusive of or affect any other rights to which any such Indemnified Person may be entitled.  As used in this Section 8.4, “Indemnified Person” shall include such person’s heirs, executors and administrators, and a “disinterested, non-party Trustee” is a Trustee who is neither an Interested Person of the Fund nor a party to the proceeding in question.  The term “Interested Person” shall have the meaning given it in the 1940 Act.

The rights of indemnification herein provided may be insured against by policies maintained by the Fund, shall be severable, shall not affect any other rights to which any Indemnified Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Indemnified Person and shall inure to the benefit of the heirs, executors and administrators of such a person.  Nothing contained herein shall affect any rights to indemnification to which Fund personnel other than Indemnified Persons may be entitled by contract or otherwise under law.

Section      of the Form of Underwriting Agreement [   ]

Insofar as indemnification for liabilities arising under the Securities Act of 1933, may be terminated to Trustees, officers and controlling persons of the Fund, [pursuant to the foregoing provisions] or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

4

Item 31.                  Business and Other Connections of Investment Adviser

The descriptions of the Investment Adviser and the Sub-Adviser under the captions “Management of the Fund” in the Prospectus and Statement of Additional Information of this registration statement are incorporated by reference herein.  Information as to the directors and officers of Registrant’s investment adviser and the sub-adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Registrant’s investment adviser and sub-adviser in the last two years, is included in their respective applications for registration as an investment adviser on Form ADV (ING Investments, LLC: File No. 801-48282; ING Investment Management Advisors B.V.: File No. 801-40494) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

Item 32.                  Location of Accounts and Records

The accounts and records of the Registrant will be maintained at its office at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 and at the office of its custodian, The Bank of New York, at 101 Barclay Street, Floor 11E, New York, New York 10286.

Item 33.                  Management Services - Not Applicable.

Item 34.                  Undertakings

1.             The Registrant undertakes to suspend the Offering until the prospectus is amended if (1) subsequent to the effective date of this registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of this registration statement or (2) the net asset value increases to an amount greater than the net proceeds as stated in the prospectus included in this registration statement.

2.             Not Applicable.

3.             Not Applicable.

4.             Not Applicable.

5.             a.             The Registrant undertakes that, for the purpose of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the 1933 Act (17 CFR 230.497(h)) shall be deemed to be part of this Registration Statement as of the time it was declared effective; and

b.             for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

5

6.             The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

6

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Amendment to the Initial Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 8th day of October, 2010.

ING EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Assistant Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

	President, Chief Executive Officer and Trustee	October 8, 2010
Shaun P. Mathews*

	Senior Vice President and Principal Financial Officer	October 8, 2010
Todd Modic*

	Trustee	October 8, 2010
Colleen D. Baldwin*

	Trustee	October 8, 2010
John V. Boyer*

	Trustee	October 8, 2010
Patricia W. Chadwick*

	Trustee	October 8, 2010
Robert W. Crispin*

	Trustee	October 8, 2010
Peter S. Drotch *

	Trustee	October 8, 2010
J. Michael Earley*

	Trustee	October 8, 2010
Patrick W. Kenny*

	Trustee	October 8, 2010
Sheryl K. Pressler*

	Trustee and Chairman	October 8, 2010
Roger B. Vincent*

*By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Attorney-in-Fact**

**        Powers of Attorney for Shaun P. Mathews, Todd Modic and each Trustee are attached hereto.

7

POWER OF ATTORNEY

I, the undersigned Trustee, on behalf of the following Registered Investment Company, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, David J. Harris, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-2 and Form N-14, and any pre- and post-effective amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

Registrant	1933 Act SEC Filing #	1940 Act SEC Filing #
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of August 5, 2010.

/s/ J. Michael Earley
J. Michael Earley, Trustee

8

POWER OF ATTORNEY

I, the undersigned Officer and Trustee, on behalf of the following Registered Investment Company, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, David J. Harris and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-2 and Form N-14, and any pre-and post- effective amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

Registrant	1933 Act SEC Filing #	1940 Act SEC Filing #
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of August 5, 2010.

/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer and Trustee

9

POWER OF ATTORNEY

I, the undersigned Trustee, on behalf of the following Registered Investment Company, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, David J. Harris, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-2 and Form N-14, and any pre- and post-effective amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

Registrant	1933 Act SEC Filing #	1940 Act SEC Filing #
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of August 5, 2010.

/s/ Peter S. Drotch
Peter S. Drotch, Trustee

10

POWER OF ATTORNEY

I, the undersigned Officer, on behalf of the following Registered Investment Company, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, David J. Harris and Shaun P. Mathews, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-2 and Form N-14, and any pre- and post-effective amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

Registrant	1933 Act SEC Filing #	1940 Act SEC Filing #
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of August 5, 2010.

/s/ Todd Modic
Todd Modic
Senior Vice President, Chief/Principal
Financial Officer and Assistant Secretary

11

POWER OF ATTORNEY

I, the undersigned Trustee, on behalf of the following Registered Investment Company, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, David J. Harris, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-2 and Form N-14, and any pre- and post-effective amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

Registrant	1933 Act SEC Filing #	1940 Act SEC Filing #
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of August 5, 2010.

/s/ Roger B. Vincent
Roger B. Vincent, Trustee

12

POWER OF ATTORNEY

I, the undersigned Trustee, on behalf of the following Registered Investment Company, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, David J. Harris, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-2 and Form N-14, and any pre- and post-effective amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

Registrant	1933 Act SEC Filing #	1940 Act SEC Filing #
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of August 5, 2010.

John V. Boyer
John V. Boyer, Trustee

13

POWER OF ATTORNEY

I, the undersigned Trustee, on behalf of the following Registered Investment Company, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, David J. Harris, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-2 and Form N-14, and any pre- and post-effective amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

Registrant	1933 Act SEC Filing #	1940 Act SEC Filing #
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of August 5, 2010.

Patrick W. Kenny
Patrick W. Kenny, Trustee

14

POWER OF ATTORNEY

I, the undersigned Trustee, on behalf of the following Registered Investment Company, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, David J. Harris, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-2 and Form N-14, and any pre- and post-effective amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

Registrant	1933 Act SEC Filing #	1940 Act SEC Filing #
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of August 5, 2010.

Patricia W. Chadwick
Patricia W. Chadwick, Trustee

15

POWER OF ATTORNEY

I, the undersigned Trustee, on behalf of the following Registered Investment Company, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, David J. Harris, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-2 and Form N-14, and any pre- and post-effective amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

Registrant	1933 Act SEC Filing #	1940 Act SEC Filing #
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of August 5, 2010.

Sheryl K. Pressler
Sheryl K. Pressler, Trustee

16

POWER OF ATTORNEY

I, the undersigned Trustee, on behalf of the following Registered Investment Company, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, David J. Harris, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-2 and Form N-14, and any pre- and post-effective amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

Registrant	1933 Act SEC Filing #	1940 Act SEC Filing #
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of August 5, 2010.

Robert W. Crispin
Robert W. Crispin, Trustee

17

POWER OF ATTORNEY

I, the undersigned Trustee, on behalf of the following Registered Investment Company, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, David J. Harris, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-2 and Form N-14, and any pre- and post-effective amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

Registrant	1933 Act SEC Filing #	1940 Act SEC Filing #
ING Emerging Markets High Dividend Equity Fund	333-168091	811-22438

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of August 5, 2010.

Colleen D. Baldwin
Colleen D. Baldwin, Trustee

18

EXHIBIT LIST

Exhibit Number	Name of Exhibit
None

11